UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2015

Item 1.

Reports to Stockholder
Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class A, Class T, Class B and Class C

Annual Report

September 30, 2015

Each Class A, Class T, Class B and Class C are classes of Fidelity Asset Manager® Funds

Contents

Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(6.06)%	2.47%	3.37%
Class T (incl. 3.50% sales charge)	(4.07)%	2.67%	3.37%
Class B (incl. contingent deferred sales charge)	(5.86)%	2.52%	3.41%
Class C (incl. contingent deferred sales charge)	(2.05)%	2.88%	3.27%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 20%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class A on September 30, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See above for additional information regarding the performance of Class A.

Period Ending Values
$13,936	Fidelity Advisor Asset Manager® 20% - Class A
$15,734	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class A (incl. 5.75% sales charge)	(6.49)%	3.40%	2.61%
Class T (incl. 3.50% sales charge)	(4.49)%	3.63%	2.65%
Class B (incl. contingent deferred sales charge)	(6.30)%	3.48%	2.70%
Class C (incl. contingent deferred sales charge)	(2.46)%	3.85%	2.60%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 30% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,282	Fidelity Advisor Asset Manager® 30% - Class A
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class A (incl. 5.75% sales charge)	(6.87)%	4.24%	2.70%
Class T (incl. 3.50% sales charge)	(4.90)%	4.46%	2.74%
Class B (incl. contingent deferred sales charge)	(6.62)%	4.34%	2.78%
Class C (incl. contingent deferred sales charge)	(2.89)%	4.69%	2.68%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 40% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$12,369	Fidelity Advisor Asset Manager® 40% - Class A
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(7.35)%	4.90%	4.22%
Class T (incl. 3.50% sales charge)	(5.41)%	5.13%	4.24%
Class B (incl. contingent deferred sales charge)	(7.02)%	5.03%	4.27%
Class C (incl. contingent deferred sales charge)	(3.43)%	5.35%	4.12%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 50%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 50% - Class A on September 30, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class A.

Period Ending Values
$15,122	Fidelity Advisor Asset Manager® 50% - Class A
$19,305	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class A (incl. 5.75% sales charge)	(7.97)%	5.45%	2.71%
Class T (incl. 3.50% sales charge)	(6.04)%	5.69%	2.75%
Class B (incl. contingent deferred sales charge)	(7.69)%	5.58%	2.78%
Class C (incl. contingent deferred sales charge)	(4.00)%	5.91%	2.69%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively.

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 60% - Class A on October 9, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,377	Fidelity Advisor Asset Manager® 60% - Class A
$14,590	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(8.54)%	6.07%	4.34%
Class T (incl. 3.50% sales charge)	(6.63)%	6.29%	4.40%
Class B (incl. contingent deferred sales charge)	(8.25)%	6.14%	4.37%
Class C (incl. contingent deferred sales charge)	(4.58)%	6.53%	4.41%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on September 23, 2008. Returns prior to September 23, 2008, are those of Fidelity Asset Manager® 70%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to September 23, 2008, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 70% - Class A on September 30, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class A.

Period Ending Values
$15,295	Fidelity Advisor Asset Manager® 70% - Class A
$19,305	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(9.39)%	6.97%	4.63%
Class T (incl. 3.50% sales charge)	(7.57)%	7.15%	4.61%
Class B (incl. contingent deferred sales charge)	(8.97)%	7.07%	4.66%
Class C (incl. contingent deferred sales charge)	(5.50)%	7.40%	4.52%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2% and 0%, respectively.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2006. Returns prior to October 2, 2006, are those of Fidelity Asset Manager® 85%, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 2, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 85% - Class A on September 30, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See above for additional information regarding the performance of Class A.

Period Ending Values
$15,720	Fidelity Advisor Asset Manager® 85% - Class A
$19,305	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities took a tumble during the 12 months ending September 30, 2015, tripped up by persistent concerns surrounding Greece and its debt, then knocked down by China’s economic slowdown and stock-market sell-off – exacerbated by the August move to devalue its yuan. A related decline in demand for raw materials, coupled with excess energy supply driven by U.S. shale production, hit commodities prices hard. Also, the U.S. dollar slipped against the euro and yen, and uncertainty regarding U.S. Federal Reserve monetary policy added to the general market volatility

The U.S.-focused large-cap S&P 500® Index returned -0.61% for the year, with value-oriented index names substantially lagging their growth counterparts. In comparison, the growth-oriented Nasdaq Composite Index® gained 4.00%, while the small-cap Russell 2000® Index added 1.25%. Meanwhile, the MSCI ACWI (All Country World Index) ex USA Index returned -12.04%. Regionally, emerging markets returned about -20%. Canada, a major commodities producer, returned -23%; Japan (-2%), a net consumer, fared better. All 10 index sectors posted a loss, with energy (-37%) and materials (-26%) worst off. Conversely, consumer staples, a traditionally defensive sector, held up best, declining less than 1%.

In fixed income, the Barclays® Global Aggregate GDP-Weighted Index returned -4.13% for the year. Safe-haven U.S. Treasuries outperformed, and the Barclays® U.S. Aggregate Bond Index gained 2.94%. Exposure to the lagging energy sector sent U.S. high yield into decline. Emerging-markets debt also posted a loss, largely due to U.S. dollar strength versus local currencies. Inflation-protected securities suffered amid low U.S. inflation expectations.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) lagged their respective Composite benchmarks. Security selection was the primary relative detractor, due to adverse picks in U.S. equities and investment-grade bonds. Asset allocation contributed in four of the seven Funds because of timely positioning decisions in developed-markets equities, but detracted in the 60%, 70% and 85% Funds partly because these Funds had larger allocations to poor-performing emerging-markets stocks. U.S. equity selection was broadly negative, with equity sector central funds focused on financials, consumer staples, utilities and information technology detracting the most. The investment-grade bond central fund was hurt by an overweighting in corporate bonds and an underweighting in U.S. government securities. On the plus side, picks in foreign developed-markets equities notably contributed in most of the Funds. Turning to asset allocation, the Funds' allocations to both U.S. and developed foreign stocks were decreased in August. This more-defensive positioning reduced the Funds' downside exposure during a major market sell-off and benefited the Funds' equity allocation strategy. Effective October 1, 2015, the benchmark for the foreign developed-markets equities component of the Funds' Composite benchmarks is changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.0
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.0%
AAA,AA,A	10.7%
BBB	14.1%
BB and Below	9.3%
Not Rated	0.8%
Equities*	23.0%
Short-Term Investments and Net Other Assets	23.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.5
General Electric Co.	0.2	0.1
Medtronic PLC	0.2	0.1
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.1	0.2
	1.0

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.8	33.0
Energy	5.2	5.4
Consumer Discretionary	4.7	5.1
Health Care	3.7	4.8
Information Technology	2.9	3.6

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	22.9%
Bond Class	52.3%
Short-Term Class	24.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 14.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 15.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,313,703	$8,696,714
Fidelity Consumer Discretionary Central Fund (a)	296,985	69,527,232
Fidelity Consumer Staples Central Fund (a)	232,647	47,078,429
Fidelity Emerging Markets Equity Central Fund (a)	58,079	10,011,000
Fidelity Energy Central Fund (a)	338,195	34,999,849
Fidelity Financials Central Fund (a)	1,356,112	109,655,238
Fidelity Health Care Central Fund (a)	241,032	78,605,470
Fidelity Industrials Central Fund (a)	263,604	55,272,473
Fidelity Information Technology Central Fund (a)	437,063	113,946,781
Fidelity International Equity Central Fund (a)	1,869,109	134,613,233
Fidelity Materials Central Fund (a)	91,301	17,208,342
Fidelity Real Estate Equity Central Fund (a)	544,171	52,196,868
Fidelity Telecom Services Central Fund (a)	75,806	11,768,054
Fidelity Utilities Central Fund (a)	128,610	18,526,202
TOTAL EQUITY CENTRAL FUNDS
(Cost $511,479,708)		762,105,885

Fixed-Income Central Funds - 57.3%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,555,789	23,129,889
Fidelity Floating Rate Central Fund (a)	474,520	48,410,557
Fidelity High Income Central Fund 1 (a)	2,296,123	215,697,752

TOTAL HIGH YIELD FIXED-INCOME FUNDS		287,238,198

Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,421,604	139,715,214
Fidelity Investment Grade Bond Central Fund (a)	21,890,395	2,319,725,125

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,459,440,339

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,642,641,736)		2,746,678,537

Money Market Central Funds - 25.8%
Fidelity Cash Central Fund, 0.18% (c)	196,577,293	196,577,293
Fidelity Money Market Central Fund, 0.33% (c)	1,027,751,927	1,027,751,927
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	9,142,250	9,142,250
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,233,471,470)		1,233,471,470
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $6,519,625)	6,520,000	6,520,070
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $9,728,698)	281,356	9,222,848
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $4,403,841,237)		4,757,998,810
NET OTHER ASSETS (LIABILITIES) - 0.7%		31,424,150
NET ASSETS - 100%		$4,789,422,960

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,167 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	111,372,645	$(2,099,986)
1,479 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	51,082,935	(484,225)
TOTAL FUTURES CONTRACTS		$162,455,580	$(2,584,211)

The face value of futures purchased as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $59,439,751.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,520,070.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,890
Fidelity Commodity Strategy Central Fund	12,254
Fidelity Consumer Discretionary Central Fund	1,211,943
Fidelity Consumer Staples Central Fund	1,442,037
Fidelity Emerging Markets Debt Central Fund	1,611,984
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	897,371
Fidelity Financials Central Fund	2,123,691
Fidelity Floating Rate Central Fund	3,998,065
Fidelity Health Care Central Fund	630,360
Fidelity High Income Central Fund 1	11,435,855
Fidelity Industrials Central Fund	1,105,903
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,108,814
Fidelity International Equity Central Fund	5,474,856
Fidelity Investment Grade Bond Central Fund	71,427,917
Fidelity Materials Central Fund	495,662
Fidelity Money Market Central Fund	2,493,580
Fidelity Real Estate Equity Central Fund	1,140,117
Fidelity Securities Lending Cash Central Fund	1,523
Fidelity Telecom Services Central Fund	361,220
Fidelity Utilities Central Fund	687,356
Total	$108,246,207

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$12,710,937	$433,110	$1,217,641	$8,696,714	3.0%
Fidelity Consumer Discretionary Central Fund	87,688,111	3,568,485	31,416,601	69,527,232	4.7%
Fidelity Consumer Staples Central Fund	65,518,725	3,066,242	21,948,461	47,078,429	4.3%
Fidelity Emerging Markets Debt Central Fund	25,304,631	2,560,833	2,165,816	23,129,889	22.5%
Fidelity Emerging Markets Equity Central Fund	47,724,203	10,842,597	45,902,197	10,011,000	4.2%
Fidelity Energy Central Fund	62,238,447	3,941,275	11,794,097	34,999,849	4.4%
Fidelity Financials Central Fund	143,738,104	8,701,891	40,520,011	109,655,238	4.8%
Fidelity Floating Rate Central Fund	102,180,290	6,880,191	57,812,809	48,410,557	3.0%
Fidelity Health Care Central Fund	107,208,679	3,535,604	42,589,854	78,605,470	4.5%
Fidelity High Income Central Fund 1	105,785,945	140,990,271	15,063,169	215,697,752	21.3%
Fidelity Industrials Central Fund	78,280,164	3,363,803	25,729,152	55,272,473	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	78,326,341	6,805,063	139,715,214	22.5%
Fidelity Information Technology Central Fund	141,245,501	27,744,544	56,651,247	113,946,781	4.5%
Fidelity International Equity Central Fund	219,577,330	12,590,435	81,029,338	134,613,233	6.4%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	274,470,202	369,672,918	2,319,725,125	31.2%
Fidelity Materials Central Fund	29,465,736	1,397,199	10,023,956	17,208,342	4.8%
Fidelity Real Estate Equity Central Fund	--	60,291,907	4,013,505	52,196,868	20.8%
Fidelity Telecom Services Central Fund	16,072,988	854,780	4,640,507	11,768,054	4.2%
Fidelity Utilities Central Fund	29,040,280	1,434,620	10,542,605	18,526,202	4.6%
Total	$3,784,186,617	$644,994,330	$839,538,947	$3,508,784,422

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$762,105,885	$762,105,885	$--	$--
Fixed-Income Central Funds	2,746,678,537	2,746,678,537	--	--
Money Market Central Funds	1,233,471,470	1,233,471,470	--	--
Other Short-Term Investments and Net Other Assets	6,520,070	--	6,520,070	--
Investment Companies	9,222,848	9,222,848	--	--
Total Investments in Securities:	$4,757,998,810	$4,751,478,740	$6,520,070	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,584,211)	$(2,584,211)	$--	$--
Total Liabilities	$(2,584,211)	$(2,584,211)	$--	$--
Total Derivative Instruments:	$(2,584,211)	$(2,584,211)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,584,211)
Total Equity Risk	0	(2,584,211)
Total Value of Derivatives	$0	$(2,584,211)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
United Kingdom	3.2%
Mexico	1.2%
Japan	1.2%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $9,221,014) — See accompanying schedule: Unaffiliated issuers (cost $16,248,323)	$15,742,918
Fidelity Central Funds (cost $4,387,592,914)	4,742,255,892
Total Investments (cost $4,403,841,237)		$4,757,998,810
Segregated cash with brokers for derivative instruments		192,400
Receivable for investments sold		51,344,436
Receivable for fund shares sold		2,122,722
Distributions receivable from Fidelity Central Funds		32,774
Receivable for daily variation margin for derivative instruments		2,028,510
Prepaid expenses		15,904
Other receivables		39,344
Total assets		4,813,774,900
Liabilities
Payable for investments purchased	$10,021,149
Payable for fund shares redeemed	2,845,847
Accrued management fee	1,654,687
Distribution and service plan fees payable	41,202
Other affiliated payables	439,922
Other payables and accrued expenses	206,883
Collateral on securities loaned, at value	9,142,250
Total liabilities		24,351,940
Net Assets		$4,789,422,960
Net Assets consist of:
Paid in capital		$4,672,609,273
Undistributed net investment income		7,982,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(242,733,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		351,565,304
Net Assets		$4,789,422,960
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,840,649 ÷ 3,004,732 shares)		$12.93
Maximum offering price per share (100/94.25 of $12.93)		$13.72
Class T:
Net Asset Value and redemption price per share ($19,161,995 ÷ 1,485,431 shares)		$12.90
Maximum offering price per share (100/96.50 of $12.90)		$13.37
Class B:
Net Asset Value and offering price per share ($1,498,560 ÷ 116,338 shares)(a)		$12.88
Class C:
Net Asset Value and offering price per share ($28,515,236 ÷ 2,218,650 shares)(a)		$12.85
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,685,018,529 ÷ 361,947,076 shares)		$12.94
Class I:
Net Asset Value, offering price and redemption price per share ($16,387,991 ÷ 1,266,219 shares)		$12.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$429,933
Interest		607
Income from Fidelity Central Funds		108,246,207
Total income		108,676,747
Expenses
Management fee	$20,703,959
Transfer agent fees	4,224,195
Distribution and service plan fees	492,278
Accounting and security lending fees	1,173,801
Custodian fees and expenses	1,455
Independent trustees' compensation	21,395
Registration fees	200,488
Audit	35,796
Legal	16,196
Miscellaneous	215,464
Total expenses before reductions	27,085,027
Expense reductions	(121,178)	26,963,849
Net investment income (loss)		81,712,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,031,370
Fidelity Central Funds	86,038,552
Foreign currency transactions	12,456
Futures contracts	3,775,138
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		90,968,277
Change in net unrealized appreciation (depreciation) on: Investment securities	(167,877,865)
Assets and liabilities in foreign currencies	(8,058)
Futures contracts	(2,584,211)
Total change in net unrealized appreciation (depreciation)		(170,470,134)
Net gain (loss)		(79,501,857)
Net increase (decrease) in net assets resulting from operations		$2,211,041

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,712,898	$71,573,687
Net realized gain (loss)	90,968,277	51,842,193
Change in net unrealized appreciation (depreciation)	(170,470,134)	105,479,799
Net increase (decrease) in net assets resulting from operations	2,211,041	228,895,679
Distributions to shareholders from net investment income	(78,832,211)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,623)	(107,790,846)
Total distributions	(233,474,834)	(179,384,466)
Share transactions - net increase (decrease)	(5,269,549)	144,097,358
Total increase (decrease) in net assets	(236,533,342)	193,608,571
Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,982,127 and undistributed net investment income of $5,091,586, respectively)	$4,789,422,960	$5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	(.22)	.44	.31	.91	.09
Total from investment operations	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.59)	(.46)B	(.40)C	(.34)	(.21)D
Net asset value, end of period	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnE,F	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateI	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.09
Total from investment operations	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateG	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	(.22)	.43	.32	.90	.10
Total from investment operations	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateH	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	(.21)	.43	.33	.89	.09
Total from investment operations	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	(.22)	.43	.31	.91	.09
Total from investment operations	–	.63	.49	1.13	.32
Distributions from net investment income	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.10
Total from investment operations	–	.62	.50	1.11	.33
Distributions from net investment income	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.1
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.1%
AAA,AA,A	10.7%
BBB	13.9%
BB and Below	9.3%
Not Rated	0.8%
Equities*	33.0%
Short-Term Investments and Net Other Assets	13.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.7
General Electric Co.	0.3	0.1
Medtronic PLC	0.2	0.2
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.2	0.2
	1.3

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	22.5
Consumer Discretionary	5.9	6.7
Energy	5.8	6.0
Health Care	4.9	5.9
Information Technology	4.3	5.2

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	32.9%
Bond Class	52.1%
Short-Term Class	15.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 25.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	256,419	$1,697,494
Fidelity Consumer Discretionary Central Fund (a)	87,086	20,387,608
Fidelity Consumer Staples Central Fund (a)	68,229	13,806,719
Fidelity Emerging Markets Equity Central Fund (a)	16,975	2,926,000
Fidelity Energy Central Fund (a)	99,107	10,256,547
Fidelity Financials Central Fund (a)	397,663	32,154,992
Fidelity Health Care Central Fund (a)	70,682	23,050,967
Fidelity Industrials Central Fund (a)	77,330	16,214,599
Fidelity Information Technology Central Fund (a)	128,173	33,415,994
Fidelity International Equity Central Fund (a)	639,082	46,026,721
Fidelity Materials Central Fund (a)	26,784	5,048,199
Fidelity Real Estate Equity Central Fund (a)	101,302	9,716,859
Fidelity Telecom Services Central Fund (a)	22,223	3,449,973
Fidelity Utilities Central Fund (a)	37,728	5,434,770
TOTAL EQUITY CENTRAL FUNDS
(Cost $171,415,270)		223,587,442

Fixed-Income Central Funds - 57.6%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	470,705	4,259,880
Fidelity Floating Rate Central Fund (a)	88,924	9,072,077
Fidelity High Income Central Fund 1 (a)	423,706	39,802,986

TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,134,943

Investment Grade Fixed-Income Funds - 51.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	262,655	25,813,690
Fidelity Investment Grade Bond Central Fund (a)	4,048,676	429,038,240

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		454,851,930

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $504,426,622)		507,986,873

Money Market Central Funds - 15.5%
Fidelity Cash Central Fund, 0.18% (c)	46,036,748	46,036,748
Fidelity Money Market Central Fund, 0.33% (c)	90,422,330	90,422,330
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $136,459,078)		136,459,078
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,179,931)	1,180,000	1,180,013
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $1,792,273)	51,833	1,699,087
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $815,273,174)		870,912,493
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,742,449
NET ASSETS - 100%		$881,654,942

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
246 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	23,477,010	$(376,995)
323 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	11,156,043	(86,856)
TOTAL FUTURES CONTRACTS		$34,633,053	$(463,851)

The face value of futures purchased as a percentage of Net Assets is 4.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $14,250,862.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,180,013.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,069
Fidelity Commodity Strategy Central Fund	2,229
Fidelity Consumer Discretionary Central Fund	317,187
Fidelity Consumer Staples Central Fund	378,551
Fidelity Emerging Markets Debt Central Fund	278,111
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	237,364
Fidelity Financials Central Fund	553,814
Fidelity Floating Rate Central Fund	690,731
Fidelity Health Care Central Fund	161,538
Fidelity High Income Central Fund 1	1,995,416
Fidelity Industrials Central Fund	291,614
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	294,901
Fidelity International Equity Central Fund	1,565,852
Fidelity Investment Grade Bond Central Fund	12,465,596
Fidelity Materials Central Fund	129,268
Fidelity Money Market Central Fund	148,572
Fidelity Real Estate Equity Central Fund	201,294
Fidelity Telecom Services Central Fund	93,370
Fidelity Utilities Central Fund	178,554
Total	$20,102,719

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,068,534	$337,367	$137,030	$1,697,494	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	3,001,612	6,024,682	20,387,608	1.4%
Fidelity Consumer Staples Central Fund	15,805,384	2,200,273	4,129,459	13,806,719	1.3%
Fidelity Emerging Markets Debt Central Fund	4,078,506	854,913	228,390	4,259,880	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	3,426,614	8,540,309	2,926,000	1.2%
Fidelity Energy Central Fund	15,186,952	2,302,913	2,082,259	10,256,547	1.3%
Fidelity Financials Central Fund	34,998,326	5,373,351	7,156,128	32,154,992	1.4%
Fidelity Floating Rate Central Fund	16,620,152	2,627,833	9,683,896	9,072,077	0.6%
Fidelity Health Care Central Fund	25,731,828	3,335,060	8,000,424	23,050,967	1.3%
Fidelity High Income Central Fund 1	16,438,202	27,884,726	1,619,370	39,802,986	3.9%
Fidelity Industrials Central Fund	19,083,057	2,926,055	5,379,656	16,214,599	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	17,124,585	732,577	25,813,690	4.2%
Fidelity Information Technology Central Fund	34,374,383	7,029,423	7,984,085	33,415,994	1.3%
Fidelity International Equity Central Fund	57,136,336	10,328,587	15,785,781	46,026,721	2.2%
Fidelity Investment Grade Bond Central Fund	397,927,512	92,398,064	56,009,672	429,038,240	5.8%
Fidelity Materials Central Fund	7,108,586	985,298	1,885,849	5,048,199	1.4%
Fidelity Real Estate Equity Central Fund	--	10,899,929	438,614	9,716,859	3.9%
Fidelity Telecom Services Central Fund	3,844,573	676,680	894,501	3,449,973	1.2%
Fidelity Utilities Central Fund	6,992,871	1,036,437	2,163,445	5,434,770	1.3%
Total	$696,703,918	$194,749,720	$138,876,127	$731,574,315

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$223,587,442	$223,587,442	$--	$--
Fixed-Income Central Funds	507,986,873	507,986,873	--	--
Money Market Central Funds	136,459,078	136,459,078	--	--
U.S. Treasury Obligations	1,180,013	--	1,180,013	--
Investment Companies	1,699,087	1,699,087	--	--
Total Investments in Securities:	$870,912,493	$869,732,480	$1,180,013	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(463,851)	$(463,851)	$--	$--
Total Liabilities	$(463,851)	$(463,851)	$--	$--
Total Derivative Instruments:	$(463,851)	$(463,851)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(463,851)
Total Equity Risk	0	(463,851)
Total Value of Derivatives	$0	$(463,851)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
United Kingdom	3.7%
Japan	1.6%
Mexico	1.3%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,972,204)	$2,879,100
Fidelity Central Funds (cost $812,300,970)	868,033,393
Total Investments (cost $815,273,174)		$870,912,493
Segregated cash with brokers for derivative instruments		24,100
Receivable for investments sold		13,958,418
Receivable for fund shares sold		556,918
Distributions receivable from Fidelity Central Funds		7,085
Receivable for daily variation margin for derivative instruments		363,376
Prepaid expenses		2,866
Other receivables		9,420
Total assets		885,834,676
Liabilities
Payable for investments purchased	$2,927,749
Payable for fund shares redeemed	775,776
Accrued management fee	304,602
Distribution and service plan fees payable	25,766
Other affiliated payables	87,761
Other payables and accrued expenses	58,080
Total liabilities		4,179,734
Net Assets		$881,654,942
Net Assets consist of:
Paid in capital		$867,181,612
Undistributed net investment income		1,529,997
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,230,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,173,998
Net Assets		$881,654,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,424,193 ÷ 2,101,594 shares)		$10.19
Maximum offering price per share (100/94.25 of $10.19)		$10.81
Class T:
Net Asset Value and redemption price per share ($11,098,153 ÷ 1,089,739 shares)		$10.18
Maximum offering price per share (100/96.50 of $10.18)		$10.55
Class B:
Net Asset Value and offering price per share ($546,215 ÷ 53,687 shares)(a)		$10.17
Class C:
Net Asset Value and offering price per share ($19,621,168 ÷ 1,934,521 shares)(a)		$10.14
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($820,206,310 ÷ 80,435,574 shares)		$10.20
Class I:
Net Asset Value, offering price and redemption price per share ($8,758,903 ÷ 858,886 shares)		$10.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$121,836
Interest		102
Income from Fidelity Central Funds		20,102,719
Total income		20,224,657
Expenses
Management fee	$3,608,089
Transfer agent fees	710,078
Distribution and service plan fees	302,259
Accounting fees and expenses	321,589
Custodian fees and expenses	965
Independent trustees' compensation	3,662
Registration fees	125,693
Audit	39,334
Legal	2,206
Miscellaneous	40,223
Total expenses before reductions	5,154,098
Expense reductions	(28,601)	5,125,497
Net investment income (loss)		15,099,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,542
Fidelity Central Funds	(30,423)
Foreign currency transactions	2,254
Futures contracts	529,254
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		707,878
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,068,105)
Assets and liabilities in foreign currencies	(1,470)
Futures contracts	(463,851)
Total change in net unrealized appreciation (depreciation)		(21,533,426)
Net gain (loss)		(20,825,548)
Net increase (decrease) in net assets resulting from operations		$(5,726,388)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,099,160	$11,368,732
Net realized gain (loss)	707,878	1,907,071
Change in net unrealized appreciation (depreciation)	(21,533,426)	27,736,996
Net increase (decrease) in net assets resulting from operations	(5,726,388)	41,012,799
Distributions to shareholders from net investment income	(14,360,533)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(37,450,989)	(22,773,302)
Share transactions - net increase (decrease)	108,456,289	197,925,492
Total increase (decrease) in net assets	65,278,912	216,164,989
Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,529,997 and undistributed net investment income of $791,371, respectively)	$881,654,942	$816,376,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateG	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	(.23)	.47	.44	.89	–B
Total from investment operations	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	(.22)	.46	.43	.89	.01
Total from investment operations	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateF	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.22)	.46	.44	.89	.01
Total from investment operations	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateE	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	(.22)	.47	.44	.90	–B
Total from investment operations	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateI	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.8	9.6
Fannie Mae	4.5	4.2
Freddie Mac	2.1	1.1
Ginnie Mae	1.7	1.6
Citigroup, Inc.	1.5	1.2
	17.6

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	16.5%
AAA,AA,A	9.0%
BBB	12.3%
BB and Below	8.9%
Not Rated	0.8%
Equities*	42.7%
Short-Term Investments and Net Other Assets	9.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.9
General Electric Co.	0.3	0.1
Medtronic PLC	0.3	0.2
Google, Inc. Class C	0.3	0.3
JPMorgan Chase & Co.	0.3	0.3
	1.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	21.3
Consumer Discretionary	7.2	7.8
Information Technology	5.9	6.8
Energy	5.8	6.2
Health Care	5.8	6.8

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	42.7%
Bond Class	46.0%
Short-Term Class	11.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 34.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	304,343	$2,014,752
Fidelity Consumer Discretionary Central Fund (a)	132,947	31,124,334
Fidelity Consumer Staples Central Fund (a)	104,146	21,075,028
Fidelity Emerging Markets Equity Central Fund (a)	47,598	8,204,387
Fidelity Energy Central Fund (a)	151,134	15,640,813
Fidelity Financials Central Fund (a)	607,119	49,091,613
Fidelity Health Care Central Fund (a)	107,888	35,184,313
Fidelity Industrials Central Fund (a)	118,043	24,751,343
Fidelity Information Technology Central Fund (a)	195,569	50,986,908
Fidelity International Equity Central Fund (a)	1,014,568	73,069,208
Fidelity Materials Central Fund (a)	40,866	7,702,422
Fidelity Real Estate Equity Central Fund (a)	115,742	11,101,926
Fidelity Telecom Services Central Fund (a)	33,933	5,267,814
Fidelity Utilities Central Fund (a)	57,570	8,293,008
TOTAL EQUITY CENTRAL FUNDS
(Cost $284,384,887)		343,507,869

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 6.1%
Fidelity Emerging Markets Debt Central Fund (a)	536,804	4,858,080
Fidelity Floating Rate Central Fund (a)	102,325	10,439,176
Fidelity High Income Central Fund 1 (a)	480,841	45,170,220

TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,467,476

Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	277,833	27,305,449
Fidelity Investment Grade Bond Central Fund (a)	4,011,300	425,077,464

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		452,382,913

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $513,018,754)		512,850,389

Money Market Central Funds - 12.1%
Fidelity Cash Central Fund, 0.18% (c)	71,662,781	71,662,781
Fidelity Money Market Central Fund, 0.33% (c)	49,789,398	49,789,398
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $121,452,179)		121,452,179
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,769,899)	1,770,000	1,770,018
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,037,468)	58,924	1,931,529
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $922,663,187)		981,511,984
NET OTHER ASSETS (LIABILITIES) - 1.7%		16,525,186
NET ASSETS - 100%		$998,037,170

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
318 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	30,348,330	$(449,959)
511 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	17,649,344	(187,299)
TOTAL FUTURES CONTRACTS		$47,997,674	$(637,258)

The face value of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,770,018.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,263
Fidelity Commodity Strategy Central Fund	2,518
Fidelity Consumer Discretionary Central Fund	457,488
Fidelity Consumer Staples Central Fund	544,615
Fidelity Emerging Markets Debt Central Fund	300,847
Fidelity Emerging Markets Equity Central Fund	100,866
Fidelity Energy Central Fund	337,369
Fidelity Financials Central Fund	793,859
Fidelity Floating Rate Central Fund	745,545
Fidelity Health Care Central Fund	230,177
Fidelity High Income Central Fund 1	2,169,108
Fidelity Industrials Central Fund	420,643
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	426,423
Fidelity International Equity Central Fund	2,437,813
Fidelity Investment Grade Bond Central Fund	11,832,205
Fidelity Materials Central Fund	186,632
Fidelity Money Market Central Fund	78,420
Fidelity Real Estate Equity Central Fund	221,136
Fidelity Telecom Services Central Fund	134,779
Fidelity Utilities Central Fund	256,369
Total	$21,763,075

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,097,081	$672,952	$121,917	$2,014,752	0.7%
Fidelity Consumer Discretionary Central Fund	28,519,121	7,562,452	7,889,223	31,124,334	2.1%
Fidelity Consumer Staples Central Fund	21,243,847	5,469,907	5,341,416	21,075,028	1.9%
Fidelity Emerging Markets Debt Central Fund	4,107,144	1,437,160	203,195	4,858,080	4.7%
Fidelity Emerging Markets Equity Central Fund	14,092,797	7,100,584	11,338,756	8,204,387	3.5%
Fidelity Energy Central Fund	19,008,861	6,424,308	2,623,727	15,640,813	1.9%
Fidelity Financials Central Fund	46,778,280	13,295,483	8,979,050	49,091,613	2.1%
Fidelity Floating Rate Central Fund	16,833,483	4,578,679	10,379,361	10,439,176	0.7%
Fidelity Health Care Central Fund	34,567,961	8,803,927	10,333,848	35,184,313	2.0%
Fidelity High Income Central Fund 1	16,306,904	33,649,349	1,530,618	45,170,220	4.5%
Fidelity Industrials Central Fund	25,559,578	7,206,330	7,131,332	24,751,343	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	18,460,138	656,568	27,305,449	4.4%
Fidelity Information Technology Central Fund	45,939,403	15,575,033	10,016,029	50,986,908	2.0%
Fidelity International Equity Central Fund	79,483,079	30,546,668	27,848,809	73,069,208	3.5%
Fidelity Investment Grade Bond Central Fund	351,285,747	134,496,588	55,237,463	425,077,464	5.7%
Fidelity Materials Central Fund	9,594,305	2,410,856	2,557,437	7,702,422	2.1%
Fidelity Real Estate Equity Central Fund	--	12,375,372	435,228	11,101,926	4.4%
Fidelity Telecom Services Central Fund	5,164,901	1,636,055	1,240,861	5,267,814	1.9%
Fidelity Utilities Central Fund	9,429,374	2,526,907	2,954,720	8,293,008	2.0%
Total	$739,666,906	$314,228,748	$166,819,558	$856,358,258

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$343,507,869	$343,507,869	$--	$--
Fixed-Income Central Funds	512,850,389	512,850,389	--	--
Money Market Central Funds	121,452,179	121,452,179	--	--
U.S. Treasury Obligations	1,770,018	--	1,770,018	--
Investment Companies	1,931,529	1,931,529	--	--
Total Investments in Securities:	$981,511,984	$979,741,966	$1,770,018	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(637,258)	$(637,258)	$--	$--
Total Liabilities	$(637,258)	$(637,258)	$--	$--
Total Derivative Instruments:	$(637,258)	$(637,258)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$0	$(637,258)
Total Equity Risk(a)	0	(637,258)
Total Value of Derivatives	$0	$(637,258)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.8%
United Kingdom	4.1%
Japan	1.9%
Netherlands	1.4%
Mexico	1.3%
Cayman Islands	1.2%
Ireland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,807,367)	$3,701,547
Fidelity Central Funds (cost $918,855,820)	977,810,437
Total Investments (cost $922,663,187)		$981,511,984
Receivable for investments sold		21,127,337
Receivable for fund shares sold		1,234,884
Distributions receivable from Fidelity Central Funds		10,875
Receivable for daily variation margin for derivative instruments		484,235
Prepaid expenses		3,214
Other receivables		13,355
Total assets		1,004,385,884
Liabilities
Payable for investments purchased	$4,979,727
Payable for fund shares redeemed	833,425
Accrued management fee	345,406
Distribution and service plan fees payable	27,368
Other affiliated payables	102,559
Other payables and accrued expenses	60,229
Total liabilities		6,348,714
Net Assets		$998,037,170
Net Assets consist of:
Paid in capital		$983,686,169
Undistributed net investment income		4,646,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,505,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,210,354
Net Assets		$998,037,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,958,868 ÷ 2,980,579 shares)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class T:
Net Asset Value and redemption price per share ($9,308,616 ÷ 897,836 shares)		$10.37
Maximum offering price per share (100/96.50 of $10.37)		$10.75
Class B:
Net Asset Value and offering price per share ($609,495 ÷ 58,606 shares)(a)		$10.40
Class C:
Net Asset Value and offering price per share ($19,515,040 ÷ 1,888,015 shares)(a)		$10.34
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($917,607,333 ÷ 88,325,980 shares)		$10.39
Class I:
Net Asset Value, offering price and redemption price per share ($20,037,818 ÷ 1,929,280 shares)		$10.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$54,418
Interest		142
Income from Fidelity Central Funds		21,763,075
Total income		21,817,635
Expenses
Management fee	$3,916,732
Transfer agent fees	799,059
Distribution and service plan fees	309,738
Accounting fees and expenses	344,230
Custodian fees and expenses	931
Independent trustees' compensation	3,932
Registration fees	126,436
Audit	39,398
Legal	2,289
Miscellaneous	42,236
Total expenses before reductions	5,584,981
Expense reductions	(40,402)	5,544,579
Net investment income (loss)		16,273,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,582
Fidelity Central Funds	(4,223,398)
Foreign currency transactions	5,636
Futures contracts	(109,554)
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(4,043,806)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,292,840)
Assets and liabilities in foreign currencies	(1,185)
Futures contracts	(637,258)
Total change in net unrealized appreciation (depreciation)		(26,931,283)
Net gain (loss)		(30,975,089)
Net increase (decrease) in net assets resulting from operations		$(14,702,033)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,273,056	$10,941,317
Net realized gain (loss)	(4,043,806)	1,623,845
Change in net unrealized appreciation (depreciation)	(26,931,283)	31,586,072
Net increase (decrease) in net assets resulting from operations	(14,702,033)	44,151,234
Distributions to shareholders from net investment income	(14,342,957)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(38,765,919)	(25,746,653)
Share transactions - net increase (decrease)	226,957,042	276,870,491
Total increase (decrease) in net assets	173,489,090	295,275,072
Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $4,646,251 and undistributed net investment income of $2,714,089, respectively)	$998,037,170	$824,548,080

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.07	(.06)
Total from investment operations	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.06	(.05)
Total from investment operations	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.28)	.58	.67	1.06	(.06)
Total from investment operations	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$609	$1,189	$776	$839	$856
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.05)
Total from investment operations	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	(.28)	.59	.65	1.06	(.06)
Total from investment operations	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.06)
Total from investment operations	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	1.1
General Electric Co.	0.4	0.1
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.3
JPMorgan Chase & Co.	0.3	0.3
Bank of America Corp.	0.3	0.3
Amazon.com, Inc.	0.3	0.0
Citigroup, Inc.	0.3	0.4
Google, Inc. Class A	0.3	0.3
Facebook, Inc. Class A	0.3	0.5
	3.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.8
Consumer Discretionary	8.4	9.1
Information Technology	7.4	8.4
Health Care	6.8	7.9
Energy	6.2	6.5

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.3	8.5
Fannie Mae	4.0	3.7
Freddie Mac	1.9	1.0
Ginnie Mae	1.5	1.5
Citigroup, Inc.	1.3	1.1
	16.0

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	7.7%
BBB	10.8%
BB and Below	8.8%
Not Rated	0.7%
Equities*	52.8%
Short-Term Investments and Net Other Assets	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	52.6%
Bond Class	41.4%
Short-Term Class	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Asset Manager® 50%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 43.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,131,061	$14,107,624
Fidelity Consumer Discretionary Central Fund (a)	1,306,025	305,753,520
Fidelity Consumer Staples Central Fund (a)	1,022,911	206,996,342
Fidelity Emerging Markets Equity Central Fund (a)	462,171	79,664,448
Fidelity Energy Central Fund (a)	1,484,974	153,679,962
Fidelity Financials Central Fund (a)	5,962,925	482,162,133
Fidelity Health Care Central Fund (a)	1,059,659	345,575,850
Fidelity Industrials Central Fund (a)	1,159,332	243,088,770
Fidelity Information Technology Central Fund (a)	1,921,669	500,998,244
Fidelity International Equity Central Fund (a)	10,148,561	730,899,356
Fidelity Materials Central Fund (a)	401,495	75,673,855
Fidelity Real Estate Equity Central Fund (a)	884,106	84,803,465
Fidelity Telecom Services Central Fund (a)	333,231	51,730,713
Fidelity Utilities Central Fund (a)	564,956	81,381,954
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,291,056,003)		3,356,516,236

Fixed-Income Central Funds - 46.5%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,100,923	37,113,357
Fidelity Floating Rate Central Fund (a)	793,384	80,941,046
Fidelity High Income Central Fund 1 (a)	3,711,201	348,630,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		466,684,610

Investment Grade Fixed-Income Funds - 40.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,146,693	210,977,007
Fidelity Investment Grade Bond Central Fund (a)	27,368,900	2,900,282,297

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,111,259,304

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,461,978,804)		3,577,943,914

Money Market Central Funds - 7.6%
Fidelity Cash Central Fund, 0.18% (c)	501,136,580	501,136,580
Fidelity Money Market Central Fund, 0.33% (c)	55,429,503	55,429,503
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	25,299,500	25,299,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $581,865,583)		581,865,583
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $15,899,103)	15,900,000	15,900,150
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $15,764,376)	455,909	14,944,697
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $6,366,563,869)		7,547,170,580
NET OTHER ASSETS (LIABILITIES) - 1.8%		136,144,710
NET ASSETS - 100%		$7,683,315,290

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,644 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	252,330,140	$(3,505,180)
4,906 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	169,447,520	(1,952,378)
TOTAL FUTURES CONTRACTS		$ 421,777,660	$(5,457,558)

The face value of futures purchased as a percentage of Net Assets is 5.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,751,149.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$398,887
Fidelity Commodity Strategy Central Fund	19,736
Fidelity Consumer Discretionary Central Fund	4,872,830
Fidelity Consumer Staples Central Fund	5,764,168
Fidelity Emerging Markets Debt Central Fund	2,562,639
Fidelity Emerging Markets Equity Central Fund	1,048,959
Fidelity Energy Central Fund	3,598,434
Fidelity Financials Central Fund	8,566,553
Fidelity Floating Rate Central Fund	6,479,086
Fidelity Health Care Central Fund	2,476,342
Fidelity High Income Central Fund 1	18,466,207
Fidelity Industrials Central Fund	4,477,389
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	4,456,264
Fidelity International Equity Central Fund	25,949,495
Fidelity Investment Grade Bond Central Fund	89,429,826
Fidelity Materials Central Fund	2,005,557
Fidelity Money Market Central Fund	159,204
Fidelity Real Estate Equity Central Fund	1,834,393
Fidelity Securities Lending Cash Central Fund	3,865
Fidelity Telecom Services Central Fund	1,374,684
Fidelity Utilities Central Fund	2,738,239
Total	$186,682,757

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,470,784	$300,776	$1,491,141	$14,107,624	4.9%
Fidelity Consumer Discretionary Central Fund	349,029,597	8,599,989	88,498,633	305,753,520	20.5%
Fidelity Consumer Staples Central Fund	260,890,931	8,376,957	62,535,141	206,996,342	18.9%
Fidelity Emerging Markets Debt Central Fund	40,494,059	3,207,823	2,485,238	37,113,357	36.1%
Fidelity Emerging Markets Equity Central Fund	163,068,383	47,493,553	116,392,665	79,664,448	33.6%
Fidelity Energy Central Fund	235,160,131	20,795,078	24,792,152	153,679,962	19.1%
Fidelity Financials Central Fund	572,892,452	15,088,314	91,949,899	482,162,133	21.0%
Fidelity Floating Rate Central Fund	165,566,828	8,192,796	88,334,832	80,941,046	5.1%
Fidelity Health Care Central Fund	427,242,889	7,026,225	122,806,564	345,575,850	19.7%
Fidelity High Income Central Fund 1	158,322,446	234,191,514	17,867,762	348,630,207	34.4%
Fidelity Industrials Central Fund	311,842,081	8,030,000	72,344,496	243,088,770	20.7%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	123,894,578	7,167,555	210,977,007	34.0%
Fidelity Information Technology Central Fund	562,454,955	40,169,477	126,065,978	500,998,244	19.8%
Fidelity International Equity Central Fund	1,007,434,589	78,225,018	265,914,446	730,899,356	34.7%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	390,078,297	516,764,612	2,900,282,297	39.0%
Fidelity Materials Central Fund	117,717,077	3,227,754	28,210,874	75,673,855	21.1%
Fidelity Real Estate Equity Central Fund	--	95,688,061	4,393,469	84,803,465	33.8%
Fidelity Telecom Services Central Fund	59,838,623	2,184,838	7,562,575	51,730,713	18.7%
Fidelity Utilities Central Fund	116,214,245	3,976,982	32,224,504	81,381,954	20.0%
Total	$7,724,993,417	$1,098,748,030	$1,677,802,536	$6,934,460,150

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,356,516,236	$3,356,516,236	$--	$--
Fixed-Income Central Funds	3,577,943,914	3,577,943,914	--	--
Money Market Central Funds	581,865,583	581,865,583	--	--
U.S. Treasury Obligations	15,900,150	--	15,900,150	--
Investment Companies	14,944,697	14,944,697	--	--
Total Investments in Securities:	$7,547,170,580	$7,531,270,430	$15,900,150	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,457,558)	$(5,457,558)	$--	$--
Total Liabilities	$(5,457,558)	$(5,457,558)	$--	$--
Total Derivative Instruments:	$(5,457,558)	$(5,457,558)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,457,558)
Total Equity Risk	0	(5,457,558)
Total Value of Derivatives	$0	$(5,457,558)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
Cayman Islands	1.4%
Netherlands	1.4%
Mexico	1.3%
France	1.1%
Canada	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $5,474,260) — See accompanying schedule: Unaffiliated issuers (cost $31,663,480)	$30,844,847
Fidelity Central Funds (cost $6,334,900,389)	7,516,325,733
Total Investments (cost $6,366,563,869)		$7,547,170,580
Receivable for investments sold		210,326,232
Receivable for fund shares sold		2,223,456
Distributions receivable from Fidelity Central Funds		78,841
Receivable for daily variation margin for derivative instruments		4,077,584
Prepaid expenses		26,103
Other receivables		345,254
Total assets		7,764,248,050
Liabilities
Payable for investments purchased	$45,047,328
Payable for fund shares redeemed	5,748,062
Accrued management fee	3,242,930
Distribution and service plan fees payable	65,313
Other affiliated payables	1,031,459
Other payables and accrued expenses	498,168
Collateral on securities loaned, at value	25,299,500
Total liabilities		80,932,760
Net Assets		$7,683,315,290
Net Assets consist of:
Paid in capital		$7,201,962,086
Undistributed net investment income		33,911,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,701,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,175,142,838
Net Assets		$7,683,315,290
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,615,588 ÷ 4,325,214 shares)		$16.33
Maximum offering price per share (100/94.25 of $16.33)		$17.33
Class T:
Net Asset Value and redemption price per share ($30,381,022 ÷ 1,862,973 shares)		$16.31
Maximum offering price per share (100/96.50 of $16.31)		$16.90
Class B:
Net Asset Value and offering price per share ($2,415,287 ÷ 148,330 shares)(a)		$16.28
Class C:
Net Asset Value and offering price per share ($42,095,489 ÷ 2,596,379 shares)(a)		$16.21
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,504,374,306 ÷ 457,917,249 shares)		$16.39
Class I:
Net Asset Value, offering price and redemption price per share ($33,433,598 ÷ 2,043,411 shares)		$16.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$793,278
Interest		1,303
Income from Fidelity Central Funds		186,682,757
Total income		187,477,338
Expenses
Management fee	$40,921,542
Transfer agent fees	11,064,798
Distribution and service plan fees	789,465
Accounting and security lending fees	1,498,054
Custodian fees and expenses	1,663
Independent trustees' compensation	35,697
Depreciation in deferred trustee compensation account	(115)
Registration fees	163,755
Audit	43,055
Legal	51,305
Miscellaneous	323,606
Total expenses before reductions	54,892,825
Expense reductions	(600,696)	54,292,129
Net investment income (loss)		133,185,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,660,373
Fidelity Central Funds	221,488,501
Foreign currency transactions	61,176
Futures contracts	(2,572,713)
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		224,814,206
Change in net unrealized appreciation (depreciation) on: Investment securities	(457,441,185)
Assets and liabilities in foreign currencies	(6,315)
Futures contracts	(5,457,558)
Total change in net unrealized appreciation (depreciation)		(462,905,058)
Net gain (loss)		(238,090,852)
Net increase (decrease) in net assets resulting from operations		$(104,905,643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,185,209	$121,717,370
Net realized gain (loss)	224,814,206	110,762,468
Change in net unrealized appreciation (depreciation)	(462,905,058)	394,152,737
Net increase (decrease) in net assets resulting from operations	(104,905,643)	626,632,575
Distributions to shareholders from net investment income	(123,762,955)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,610)	(387,669,599)
Total distributions	(646,465,565)	(511,922,832)
Share transactions - net increase (decrease)	298,082,778	477,669,886
Total increase (decrease) in net assets	(453,288,430)	592,379,629
Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $33,911,470 and undistributed net investment income of $24,449,213, respectively)	$7,683,315,290	$8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.39)	(1.14)	(.20)B	(.26)C	(.24)
Net asset value, end of period	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnD,E	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateI	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateF	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.3
General Electric Co.	0.5	0.1
Medtronic PLC	0.5	0.4
Google, Inc. Class C	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Bank of America Corp.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Citigroup, Inc.	0.4	0.4
Google, Inc. Class A	0.4	0.4
Facebook, Inc. Class A	0.4	0.6
	4.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	20.8
Consumer Discretionary	9.2	9.6
Information Technology	9.0	9.6
Health Care	7.9	9.2
Industrials	6.5	7.9

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	12.2%
AAA,AA,A	6.3%
BBB	8.8%
BB and Below	7.4%
Not Rated	0.5%
Equities*	62.6%
Short-Term Investments and Net Other Assets	2.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	62.2%
Bond Class	34.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	408,264	$2,702,710
Fidelity Consumer Discretionary Central Fund (a)	288,874	67,628,404
Fidelity Consumer Staples Central Fund (a)	226,268	45,787,630
Fidelity Emerging Markets Equity Central Fund (a)	101,542	17,502,737
Fidelity Energy Central Fund (a)	328,367	33,982,651
Fidelity Financials Central Fund (a)	1,318,993	106,653,771
Fidelity Health Care Central Fund (a)	234,358	76,428,696
Fidelity Industrials Central Fund (a)	256,471	53,776,839
Fidelity Information Technology Central Fund (a)	425,064	110,818,525
Fidelity International Equity Central Fund (a)	2,299,406	165,603,250
Fidelity Materials Central Fund (a)	88,809	16,738,695
Fidelity Real Estate Equity Central Fund (a)	161,381	15,479,638
Fidelity Telecom Services Central Fund (a)	73,706	11,442,186
Fidelity Utilities Central Fund (a)	124,976	18,002,811
TOTAL EQUITY CENTRAL FUNDS
(Cost $578,407,402)		742,548,543

Fixed-Income Central Funds - 39.2%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	747,625	6,766,010
Fidelity Floating Rate Central Fund (a)	135,318	13,805,161
Fidelity High Income Central Fund 1 (a)	673,610	63,278,896

TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,850,067

Investment Grade Fixed-Income Funds - 33.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	390,508	38,379,148
Fidelity Investment Grade Bond Central Fund (a)	3,992,424	423,077,126

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		461,456,274

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $543,953,175)		545,306,341

Money Market Central Funds - 4.5%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $62,792,822)	62,792,822	62,792,822
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $2,819,838)	2,820,000	2,820,027
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,877,608)	83,221	2,727,984
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $1,190,850,845)		1,356,195,717
NET OTHER ASSETS (LIABILITIES) - 2.6%		36,023,038
NET ASSETS - 100%		$1,392,218,755

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
494 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	47,144,890	$(595,204)
989 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	34,158,907	(354,492)
TOTAL FUTURES CONTRACTS		$81,303,797	$(949,696)

The face value of futures purchased as a percentage of Net Assets is 5.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,820,027.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,482
Fidelity Commodity Strategy Central Fund	3,593
Fidelity Consumer Discretionary Central Fund	1,020,923
Fidelity Consumer Staples Central Fund	1,215,760
Fidelity Emerging Markets Debt Central Fund	447,543
Fidelity Emerging Markets Equity Central Fund	205,579
Fidelity Energy Central Fund	754,731
Fidelity Financials Central Fund	1,768,577
Fidelity Floating Rate Central Fund	669,654
Fidelity Health Care Central Fund	516,890
Fidelity High Income Central Fund 1	3,260,783
Fidelity Industrials Central Fund	936,743
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	945,959
Fidelity International Equity Central Fund	5,664,547
Fidelity Investment Grade Bond Central Fund	12,785,730
Fidelity Materials Central Fund	417,821
Fidelity Real Estate Equity Central Fund	325,808
Fidelity Telecom Services Central Fund	292,629
Fidelity Utilities Central Fund	574,099
Total	$31,844,851

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,272,057	$593,956	$238,220	$2,702,710	0.9%
Fidelity Consumer Discretionary Central Fund	65,587,086	10,239,028	15,073,725	67,628,404	4.5%
Fidelity Consumer Staples Central Fund	48,995,079	7,566,968	10,315,351	45,787,630	4.2%
Fidelity Emerging Markets Debt Central Fund	6,409,677	1,471,620	407,895	6,766,010	6.6%
Fidelity Emerging Markets Equity Central Fund	27,387,377	13,344,694	20,192,479	17,502,737	7.4%
Fidelity Energy Central Fund	44,754,610	9,529,641	4,178,854	33,982,651	4.2%
Fidelity Financials Central Fund	107,841,822	17,895,045	15,028,228	106,653,771	4.6%
Fidelity Floating Rate Central Fund	12,620,463	2,721,617	840,867	13,805,161	0.9%
Fidelity Health Care Central Fund	79,869,175	11,453,726	20,585,050	76,428,696	4.4%
Fidelity High Income Central Fund 1	24,479,691	46,435,928	2,969,885	63,278,896	6.3%
Fidelity Industrials Central Fund	58,752,305	9,796,886	13,065,463	53,776,839	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	24,618,960	1,217,630	38,379,148	6.2%
Fidelity Information Technology Central Fund	105,422,442	23,611,139	21,739,071	110,818,525	4.4%
Fidelity International Equity Central Fund	196,706,354	43,859,614	54,669,831	165,603,250	7.9%
Fidelity Investment Grade Bond Central Fund	409,665,548	97,888,906	78,975,029	423,077,126	5.7%
Fidelity Materials Central Fund	22,067,642	3,350,302	4,866,471	16,738,695	4.7%
Fidelity Real Estate Equity Central Fund	--	17,506,386	829,256	15,479,638	6.2%
Fidelity Telecom Services Central Fund	11,563,019	2,296,416	1,777,147	11,442,186	4.1%
Fidelity Utilities Central Fund	21,744,979	3,538,534	5,736,129	18,002,811	4.4%
Total	$1,262,346,072	$347,719,366	$272,706,581	$1,287,854,884

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$742,548,543	$742,548,543	$--	$--
Fixed-Income Central Funds	545,306,341	545,306,341	--	--
Money Market Central Funds	62,792,822	62,792,822	--	--
Other Short-Term Investments and Net Other Assets	2,820,027	--	2,820,027	--
Investment Companies	2,727,984	2,727,984	--	--
Total Investments in Securities:	$1,356,195,717	$1,353,375,690	$2,820,027	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(949,696)	$(949,696)	$--	$--
Total Liabilities	$(949,696)	$(949,696)	$--	$--
Total Derivative Instruments:	$(949,696)	$(949,696)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(949,696)
Total Equity Risk	0	(949,696)
Total Value of Derivatives	$0	$(949,696)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.1%
United Kingdom	4.9%
Japan	2.7%
Ireland	1.6%
Cayman Islands	1.5%
France	1.4%
Switzerland	1.3%
Canada	1.3%
Netherlands	1.3%
Mexico	1.2%
Others (Individually Less Than 1%)	9.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,697,446)	$5,548,011
Fidelity Central Funds (cost $1,185,153,399)	1,350,647,706
Total Investments (cost $1,190,850,845)		$1,356,195,717
Receivable for investments sold		46,356,278
Receivable for fund shares sold		814,859
Distributions receivable from Fidelity Central Funds		9,764
Receivable for daily variation margin for derivative instruments		716,118
Prepaid expenses		4,708
Other receivables		27,889
Total assets		1,404,125,333
Liabilities
Payable for investments purchased	$9,865,512
Payable for fund shares redeemed	1,083,813
Accrued management fee	650,103
Distribution and service plan fees payable	44,732
Other affiliated payables	193,514
Other payables and accrued expenses	68,904
Total liabilities		11,906,578
Net Assets		$1,392,218,755
Net Assets consist of:
Paid in capital		$1,330,387,126
Undistributed net investment income		16,884,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,447,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,394,044
Net Assets		$1,392,218,755
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($53,879,419 ÷ 5,080,596 shares)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class T:
Net Asset Value and redemption price per share ($16,209,570 ÷ 1,536,478 shares)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class B:
Net Asset Value and offering price per share ($1,227,214 ÷ 116,057 shares)(a)		$10.57
Class C:
Net Asset Value and offering price per share ($30,147,048 ÷ 2,892,187 shares)(a)		$10.42
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,275,181,467 ÷ 119,665,972 shares)		$10.66
Class I:
Net Asset Value, offering price and redemption price per share ($15,574,037 ÷ 1,460,897 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$194,542
Interest		256
Income from Fidelity Central Funds		31,844,851
Total income		32,039,649
Expenses
Management fee	$7,903,102
Transfer agent fees	1,732,989
Distribution and service plan fees	531,936
Accounting fees and expenses	577,890
Custodian fees and expenses	734
Independent trustees' compensation	5,996
Registration fees	141,191
Audit	39,728
Legal	3,581
Miscellaneous	53,897
Total expenses before reductions	10,991,044
Expense reductions	(113,393)	10,877,651
Net investment income (loss)		21,161,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	581,231
Fidelity Central Funds	(4,069,340)
Foreign currency transactions	11,166
Futures contracts	(230,229)
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(3,677,830)
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,468,759)
Assets and liabilities in foreign currencies	(1,132)
Futures contracts	(848,750)
Total change in net unrealized appreciation (depreciation)		(50,318,641)
Net gain (loss)		(53,996,471)
Net increase (decrease) in net assets resulting from operations		$(32,834,473)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,161,998	$15,720,508
Net realized gain (loss)	(3,677,830)	3,083,410
Change in net unrealized appreciation (depreciation)	(50,318,641)	75,693,397
Net increase (decrease) in net assets resulting from operations	(32,834,473)	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	210,192,200	322,567,151
Total increase (decrease) in net assets	95,365,657	362,240,795
Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $16,884,619 and undistributed net investment income of $13,192,699, respectively)	$1,392,218,755	$1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnB,C	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.60)	(.54)	(.14)B	(.04)	(.29)
Net asset value, end of period	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnC,D	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateE	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.5
General Electric Co.	0.6	0.1
Medtronic PLC	0.6	0.5
Google, Inc. Class C	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
Amazon.com, Inc.	0.5	0.2
Citigroup, Inc.	0.5	0.5
Google, Inc. Class A	0.5	0.5
Facebook, Inc. Class A	0.5	0.7
	5.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	20.2
Information Technology	10.9	11.2
Consumer Discretionary	10.0	10.5
Health Care	8.6	10.4
Industrials	7.5	8.5

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	8.7%
AAA,AA,A	4.4%
BBB	6.1%
BB and Below	6.3%
Not Rated	0.3%
Equities*	71.9%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	72.0%
Bond Class	24.9%
Short-Term Class	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 62.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,162,871	$7,698,208
Fidelity Consumer Discretionary Central Fund (a)	983,273	230,194,082
Fidelity Consumer Staples Central Fund (a)	770,047	155,826,673
Fidelity Emerging Markets Equity Central Fund (a)	410,810	70,811,304
Fidelity Energy Central Fund (a)	1,117,452	115,645,084
Fidelity Financials Central Fund (a)	4,489,652	363,033,248
Fidelity Health Care Central Fund (a)	797,815	260,183,460
Fidelity Industrials Central Fund (a)	872,923	183,034,580
Fidelity Information Technology Central Fund (a)	1,446,617	377,147,444
Fidelity International Equity Central Fund (a)	7,699,530	554,520,131
Fidelity Materials Central Fund (a)	302,280	56,973,772
Fidelity Real Estate Equity Central Fund (a)	468,612	44,949,237
Fidelity Telecom Services Central Fund (a)	250,950	38,957,433
Fidelity Utilities Central Fund (a)	425,213	61,251,917
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,872,183,996)		2,520,226,573

Fixed-Income Central Funds - 29.0%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,165,014	19,593,377
Fidelity Floating Rate Central Fund (a)	389,458	39,732,483
Fidelity High Income Central Fund 1 (a)	1,954,251	183,582,381

TOTAL HIGH YIELD FIXED-INCOME FUNDS		242,908,241

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,133,197	111,370,622
Fidelity Investment Grade Bond Central Fund (a)	7,683,387	814,208,509

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		925,579,131

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,164,640,749)		1,168,487,372

Money Market Central Funds - 5.5%
Fidelity Cash Central Fund, 0.18% (c)	191,142,791	191,142,791
Fidelity Money Market Central Fund, 0.33% (c)	4	4
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	31,250,750	31,250,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $222,393,545)		222,393,545
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $10,559,397)	10,560,000	10,560,093
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF(f)
(Cost $8,320,311)	240,625	7,887,688
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $3,278,097,998)		3,929,555,271
NET OTHER ASSETS (LIABILITIES) - 2.4%		95,121,494
NET ASSETS - 100%		$4,024,676,765

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,413 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	134,849,655	$(1,524,405)
3,715 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	128,311,768	(1,641,720)
TOTAL FUTURES CONTRACTS		$263,161,423	$(3,166,125)

The face value of futures purchased as a percentage of Net Assets is 6.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,230,092.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,361
Fidelity Commodity Strategy Central Fund	10,376
Fidelity Consumer Discretionary Central Fund	3,485,853
Fidelity Consumer Staples Central Fund	4,144,314
Fidelity Emerging Markets Debt Central Fund	1,307,028
Fidelity Emerging Markets Equity Central Fund	927,228
Fidelity Energy Central Fund	2,585,528
Fidelity Financials Central Fund	6,054,523
Fidelity Floating Rate Central Fund	1,942,498
Fidelity Health Care Central Fund	1,770,753
Fidelity High Income Central Fund 1	9,538,375
Fidelity Industrials Central Fund	3,188,394
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	3,221,763
Fidelity International Equity Central Fund	18,894,862
Fidelity Investment Grade Bond Central Fund	25,168,075
Fidelity Materials Central Fund	1,429,441
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	946,189
Fidelity Securities Lending Cash Central Fund	3,669
Fidelity Telecom Services Central Fund	961,744
Fidelity Utilities Central Fund	1,957,159
Total	$87,650,133

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$10,103,371	$673,895	$400,249	$7,698,208	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	15,709,141	44,833,366	230,194,082	15.5%
Fidelity Consumer Staples Central Fund	176,144,673	12,732,646	32,179,360	155,826,673	14.2%
Fidelity Emerging Markets Debt Central Fund	19,855,699	2,501,108	667,086	19,593,377	19.1%
Fidelity Emerging Markets Equity Central Fund	115,733,112	39,189,906	71,199,977	70,811,304	29.9%
Fidelity Energy Central Fund	167,317,558	14,659,732	9,600,693	115,645,084	14.4%
Fidelity Financials Central Fund	385,467,487	27,168,221	36,654,542	363,033,248	15.8%
Fidelity Floating Rate Central Fund	38,858,316	4,323,903	1,374,179	39,732,483	2.5%
Fidelity Health Care Central Fund	287,633,271	16,818,798	64,749,401	260,183,460	14.9%
Fidelity High Income Central Fund 1	74,152,556	128,139,814	5,033,097	183,582,381	18.1%
Fidelity Industrials Central Fund	209,749,006	14,745,707	36,278,139	183,034,580	15.6%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	74,750,815	1,965,653	111,370,622	18.0%
Fidelity Information Technology Central Fund	378,865,383	48,746,271	61,625,474	377,147,444	14.9%
Fidelity International Equity Central Fund	730,319,960	79,016,917	185,594,352	554,520,131	26.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	140,386,591	184,048,828	814,208,509	11.0%
Fidelity Materials Central Fund	79,084,304	5,901,886	14,398,810	56,973,772	15.9%
Fidelity Real Estate Equity Central Fund	--	49,692,516	1,348,405	44,949,237	17.9%
Fidelity Telecom Services Central Fund	40,322,450	3,558,349	2,751,454	38,957,433	14.1%
Fidelity Utilities Central Fund	78,119,318	5,899,981	17,769,712	61,251,917	15.1%
Total	$3,934,082,825	$684,616,197	$772,472,777	$3,688,713,945

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,520,226,573	$2,520,226,573	$--	$--
Fixed-Income Central Funds	1,168,487,372	1,168,487,372	--	--
Money Market Central Funds	222,393,545	222,393,545	--	--
Other Short-Term Investments and Net Other Assets	10,560,093	--	10,560,093	--
Investment Companies	7,887,688	7,887,688	--	--
Total Investments in Securities:	$3,929,555,271	$3,918,995,178	$10,560,093	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,166,125)	$(3,166,125)	$--	$--
Total Liabilities	$(3,166,125)	$(3,166,125)	$--	$--
Total Derivative Instruments:	$(3,166,125)	$(3,166,125)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,166,125)
Total Equity Risk	0	(3,166,125)
Total Value of Derivatives	$0	$(3,166,125)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.8%
United Kingdom	4.9%
Japan	2.9%
Ireland	2.2%
Cayman Islands	1.8%
France	1.6%
Switzerland	1.5%
Canada	1.3%
Netherlands	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $7,886,868) — See accompanying schedule: Unaffiliated issuers (cost $18,879,708)	$18,447,781
Fidelity Central Funds (cost $3,259,218,290)	3,911,107,490
Total Investments (cost $3,278,097,998)		$3,929,555,271
Receivable for investments sold		160,111,782
Receivable for fund shares sold		2,313,460
Distributions receivable from Fidelity Central Funds		32,793
Receivable for daily variation margin for derivative instruments		2,352,029
Prepaid expenses		13,712
Other receivables		148,699
Total assets		4,094,527,746
Liabilities
Payable for investments purchased	$34,161,747
Payable for fund shares redeemed	1,660,646
Accrued management fee	1,874,812
Distribution and service plan fees payable	95,136
Other affiliated payables	593,601
Other payables and accrued expenses	214,289
Collateral on securities loaned, at value	31,250,750
Total liabilities		69,850,981
Net Assets		$4,024,676,765
Net Assets consist of:
Paid in capital		$3,723,502,338
Undistributed net investment income		45,440,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(392,557,558)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		648,291,304
Net Assets		$4,024,676,765
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,849,143 ÷ 7,158,182 shares)		$18.84
Maximum offering price per share (100/94.25 of $18.84)		$19.99
Class T:
Net Asset Value and redemption price per share ($46,684,852 ÷ 2,480,415 shares)		$18.82
Maximum offering price per share (100/96.50 of $18.82)		$19.50
Class B:
Net Asset Value and offering price per share ($2,365,437 ÷ 124,735 shares)(a)		$18.96
Class C:
Net Asset Value and offering price per share ($52,859,938 ÷ 2,828,167 shares)(a)		$18.69
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,745,336,004 ÷ 198,239,717 shares)		$18.89
Class I:
Net Asset Value, offering price and redemption price per share ($42,581,391 ÷ 2,252,884 shares)		$18.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$799,067
Interest		988
Income from Fidelity Central Funds		87,650,133
Total income		88,450,188
Expenses
Management fee	$23,211,996
Transfer agent fees	5,779,829
Distribution and service plan fees	1,210,113
Accounting and security lending fees	1,334,987
Custodian fees and expenses	1,202
Independent trustees' compensation	18,100
Depreciation in deferred trustee compensation account	(36)
Registration fees	134,184
Audit	35,297
Legal	23,495
Interest	79
Miscellaneous	166,105
Total expenses before reductions	31,915,351
Expense reductions	(374,070)	31,541,281
Net investment income (loss)		56,908,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,838,266
Fidelity Central Funds	(6,673,249)
Foreign currency transactions	53,631
Futures contracts	(3,378,683)
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		(7,071,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	(163,068,293)
Assets and liabilities in foreign currencies	156
Futures contracts	(3,069,874)
Total change in net unrealized appreciation (depreciation)		(166,138,011)
Net gain (loss)		(173,209,833)
Net increase (decrease) in net assets resulting from operations		$(116,300,926)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,908,907	$49,356,857
Net realized gain (loss)	(7,071,822)	54,325,602
Change in net unrealized appreciation (depreciation)	(166,138,011)	252,116,796
Net increase (decrease) in net assets resulting from operations	(116,300,926)	355,799,255
Distributions to shareholders from net investment income	(52,308,569)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,277)	(13,342,022)
Total distributions	(357,516,846)	(52,740,505)
Share transactions - net increase (decrease)	476,784,885	209,167,082
Total increase (decrease) in net assets	2,967,113	512,225,832
Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $45,440,681 and undistributed net investment income of $40,817,625, respectively)	$4,024,676,765	$4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.77)B	(.18)	(.17)	(.17)C	(.17)
Net asset value, end of period	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnD,E	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateH	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateF	20%	13%	20%	20%	16%
 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.8
General Electric Co.	0.8	0.1
Medtronic PLC	0.7	0.6
Google, Inc. Class C	0.7	0.6
JPMorgan Chase & Co.	0.6	0.6
Bank of America Corp.	0.6	0.6
Amazon.com, Inc.	0.6	0.2
Citigroup, Inc.	0.6	0.6
Google, Inc. Class A	0.6	0.6
Facebook, Inc. Class A	0.6	0.9
	7.2

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	19.2
Information Technology	13.3	13.5
Consumer Discretionary	11.7	12.0
Health Care	10.3	12.3
Industrials	8.6	9.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	2.7%
AAA,AA,A	1.5%
BBB	1.5%
BB and Below	4.0%
Not Rated	0.1%
Equities	88.1%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

As of March 31, 2015
Stock Class and Equity Futures	88.0%
Bond Class	9.6%
Short-Term Class	2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 32.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 78.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	468,253	$109,622,730
Fidelity Consumer Staples Central Fund (a)	366,708	74,206,979
Fidelity Emerging Markets Equity Central Fund (a)	177,617	30,615,907
Fidelity Energy Central Fund (a)	532,190	55,076,316
Fidelity Financials Central Fund (a)	2,138,129	172,889,091
Fidelity Health Care Central Fund (a)	379,912	123,896,753
Fidelity Industrials Central Fund (a)	415,738	87,171,964
Fidelity Information Technology Central Fund (a)	688,795	179,575,781
Fidelity International Equity Central Fund (a)	3,549,299	255,620,526
Fidelity Materials Central Fund (a)	143,947	27,131,124
Fidelity Real Estate Equity Central Fund (a)	177,501	17,025,892
Fidelity Telecom Services Central Fund (a)	119,503	18,551,588
Fidelity Utilities Central Fund (a)	202,478	29,166,916
TOTAL EQUITY CENTRAL FUNDS
(Cost $908,335,896)		1,180,551,567

Fixed-Income Central Funds - 14.1%
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,862	25,900
Fidelity Floating Rate Central Fund (a)	147,220	15,019,413
Fidelity High Income Central Fund 1 (a)	531,871	49,963,955

TOTAL HIGH YIELD FIXED-INCOME FUNDS		65,009,268

Investment Grade Fixed-Income Funds - 9.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	269,198	26,456,810
Fidelity Investment Grade Bond Central Fund (a)	1,136,555	120,440,753

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		146,897,563

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $217,107,634)		211,906,831

Money Market Central Funds - 3.2%
Fidelity Cash Central Fund, 0.18% (c)	31,413,255	31,413,255
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	16,862,750	16,862,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $48,276,005)		48,276,005
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $3,489,812)	3,490,000	3,490,025
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $3,137,150)	90,727	2,974,031

Fixed-Income Funds - 1.2%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $19,274,800)	146,712	18,124,800
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $1,199,621,297)		1,465,323,259
NET OTHER ASSETS (LIABILITIES) - 2.9%		44,503,364
NET ASSETS - 100%		$1,509,826,623

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
445 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	42,468,575	$(238,683)
1,559 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	53,846,042	(618,871)
TOTAL FUTURES CONTRACTS		$96,314,617	$(857,554)

The face value of futures purchased as a percentage of Net Assets is 6.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,360,025.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,905
Fidelity Commodity Strategy Central Fund	0
Fidelity Consumer Discretionary Central Fund	1,570,112
Fidelity Consumer Staples Central Fund	1,901,320
Fidelity Emerging Markets Debt Central Fund	28,801
Fidelity Emerging Markets Equity Central Fund	371,376
Fidelity Energy Central Fund	1,231,879
Fidelity Financials Central Fund	2,718,606
Fidelity Floating Rate Central Fund	719,326
Fidelity Health Care Central Fund	801,036
Fidelity High Income Central Fund 1	2,820,727
Fidelity Industrials Central Fund	1,427,088
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,495,310
Fidelity International Equity Central Fund	8,699,169
Fidelity Investment Grade Bond Central Fund	3,154,665
Fidelity Materials Central Fund	628,903
Fidelity Real Estate Equity Central Fund	351,216
Fidelity Securities Lending Cash Central Fund	21,279
Fidelity Telecom Services Central Fund	472,892
Fidelity Utilities Central Fund	893,893
Total	$29,328,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,001,573	$14,591	$4,007,159	$--	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	15,229,181	28,166,656	109,622,730	7.4%
Fidelity Consumer Staples Central Fund	84,571,562	9,559,590	18,823,826	74,206,979	6.8%
Fidelity Emerging Markets Debt Central Fund	7,845,467	67,500	7,830,591	25,900	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	18,608,822	30,263,434	30,615,907	12.9%
Fidelity Energy Central Fund	80,552,685	8,724,468	7,019,517	55,076,316	6.9%
Fidelity Financials Central Fund	185,588,261	31,342,365	36,075,181	172,889,091	7.5%
Fidelity Floating Rate Central Fund	15,312,201	2,393,271	1,947,831	15,019,413	0.9%
Fidelity Health Care Central Fund	137,843,581	14,054,797	34,418,236	123,896,753	7.1%
Fidelity High Income Central Fund 1	29,906,639	29,228,738	5,116,835	49,963,955	4.9%
Fidelity Industrials Central Fund	101,199,635	14,832,991	24,971,090	87,171,964	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	20,417,653	9,358,695	26,456,810	4.3%
Fidelity Information Technology Central Fund	180,363,403	22,047,838	26,102,723	179,575,781	7.1%
Fidelity International Equity Central Fund	344,525,328	57,102,583	111,555,899	255,620,526	12.1%
Fidelity Investment Grade Bond Central Fund	137,496,728	101,571,957	117,210,289	120,440,753	1.6%
Fidelity Materials Central Fund	37,821,930	4,168,777	8,423,608	27,131,124	7.6%
Fidelity Real Estate Equity Central Fund	--	18,947,042	647,871	17,025,892	6.8%
Fidelity Telecom Services Central Fund	19,526,034	2,816,101	2,772,684	18,551,588	6.7%
Fidelity Utilities Central Fund	37,683,012	4,438,696	10,424,629	29,166,916	7.2%
Total	$1,580,570,591	$375,566,961	$485,136,754	$1,392,458,398

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,180,551,567	$1,180,551,567	$--	$--
Fixed-Income Central Funds	211,906,831	211,906,831	--	--
Money Market Central Funds	48,276,005	48,276,005	--	--
Other Short-Term Investments and Net Other Assets	3,490,025	--	3,490,025	--
Investment Companies	2,974,031	2,974,031	--	--
Fixed-Income Funds	18,124,800	18,124,800	--	--
Total Investments in Securities:	$1,465,323,259	$1,461,833,234	$3,490,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(857,554)	$(857,554)	$--	$--
Total Liabilities	$(857,554)	$(857,554)	$--	$--
Total Derivative Instruments:	$(857,554)	$(857,554)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(857,554)
Total Equity Risk	0	(857,554)
Total Value of Derivatives	$0	$(857,554)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	67.7%
United Kingdom	5.7%
Japan	3.3%
Ireland	2.5%
Cayman Islands	2.0%
France	1.8%
Switzerland	1.7%
Canada	1.6%
Netherlands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $16,562,546) — See accompanying schedule: Unaffiliated issuers (cost $25,901,762)	$24,588,856
Fidelity Central Funds (cost $1,173,719,535)	1,440,734,403
Total Investments (cost $1,199,621,297)		$1,465,323,259
Receivable for investments sold		76,840,606
Receivable for fund shares sold		920,917
Distributions receivable from Fidelity Central Funds		7,982
Receivable for daily variation margin for derivative instruments		711,394
Prepaid expenses		5,191
Other receivables		41,279
Total assets		1,543,850,628
Liabilities
Payable for investments purchased	$15,139,004
Payable for fund shares redeemed	920,967
Accrued management fee	705,071
Distribution and service plan fees payable	52,740
Other affiliated payables	248,801
Other payables and accrued expenses	94,672
Collateral on securities loaned, at value	16,862,750
Total liabilities		34,024,005
Net Assets		$1,509,826,623
Net Assets consist of:
Paid in capital		$1,402,534,984
Undistributed net investment income		14,146,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(171,698,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,844,513
Net Assets		$1,509,826,623
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,005,867 ÷ 4,279,454 shares)		$15.42
Maximum offering price per share (100/94.25 of $15.42)		$16.36
Class T:
Net Asset Value and redemption price per share ($18,990,708 ÷ 1,239,397 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,536,775 ÷ 99,999 shares)(a)		$15.37
Class C:
Net Asset Value and offering price per share ($34,590,243 ÷ 2,284,073 shares)(a)		$15.14
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,350,006,479 ÷ 86,766,815 shares)		$15.56
Class I:
Net Asset Value, offering price and redemption price per share ($38,696,551 ÷ 2,495,455 shares)		$15.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$541,059
Interest		382
Income from Fidelity Central Funds		29,328,503
Total income		29,869,944
Expenses
Management fee	$8,644,631
Transfer agent fees	2,466,616
Distribution and service plan fees	640,564
Accounting and security lending fees	491,616
Custodian fees and expenses	884
Independent trustees' compensation	6,652
Registration fees	132,876
Audit	44,916
Legal	5,244
Interest	69
Miscellaneous	82,989
Total expenses before reductions	12,517,057
Expense reductions	(159,569)	12,357,488
Net investment income (loss)		17,512,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	762,634
Fidelity Central Funds	(24,330,876)
Foreign currency transactions	20,321
Futures contracts	(885,949)
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(24,433,751)
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,986,440)
Assets and liabilities in foreign currencies	105
Futures contracts	(712,003)
Total change in net unrealized appreciation (depreciation)		(60,698,338)
Net gain (loss)		(85,132,089)
Net increase (decrease) in net assets resulting from operations		$(67,619,633)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,512,456	$17,262,135
Net realized gain (loss)	(24,433,751)	19,043,349
Change in net unrealized appreciation (depreciation)	(60,698,338)	112,623,173
Net increase (decrease) in net assets resulting from operations	(67,619,633)	148,928,657
Distributions to shareholders from net investment income	(18,161,462)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,346)	(32,360,551)
Total distributions	(137,384,808)	(44,433,049)
Share transactions - net increase (decrease)	122,331,834	252,813,012
Total increase (decrease) in net assets	(82,672,607)	357,308,620
Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $14,146,110 and undistributed net investment income of $14,778,904, respectively)	$1,509,826,623	$1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateI	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

		September 30,
Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.66)	(.59)B	(.20)C	(.19)	(.19)
Net asset value, end of period	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnD	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign SecuritiesFuturesRepurchase AgreementsRestricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign SecuritiesLoans & Direct Debt InstrumentsRestricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign SecuritiesFuturesRestricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued SecuritiesForeign SecuritiesFuturesRepurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued SecuritiesLoans & Direct Debt InstrumentsRepurchase AgreementsRestricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued SecuritiesFuturesRepurchase AgreementsRestricted SecuritiesSwaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Repurchase Agreements	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,730,887,999	$72,533,620	$(45,422,809)	$27,110,811
Fidelity Asset Manager 30%%	868,903,215	18,070,944	(16,061,666)	2,009,278
Fidelity Asset Manager 40%%	980,418,317	26,517,673	(25,424,006)	1,093,667
Fidelity Asset Manager 50%%	7,343,497,564	349,591,868	(145,918,852)	203,673,016
Fidelity Asset Manager 60%%	1,336,265,768	54,284,248	(34,354,299)	19,929,949
Fidelity Asset Manager 70%%	3,802,518,207	296,747,047	(169,709,983)	127,037,064
Fidelity Asset Manager 85%%	1,415,535,740	103,321,081	(53,533,562)	49,787,519

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%%	$17,136,226	$72,608,447	$27,069,289
Fidelity Asset Manager 30%%	1,669,201	10,804,932	1,999,198
Fidelity Asset Manager 40%%	4,799,356	8,471,004	1,080,641
Fidelity Asset Manager 50%%	42,461,244	235,578,636	203,535,232
Fidelity Asset Manager 60%%	17,537,742	24,391,879	19,902,008
Fidelity Asset Manager 70%%	48,515,414	125,774,249	126,943,430
Fidelity Asset Manager 85%%	14,680,616	42,863,368	49,747,655

The tax character of distributions paid was as follows:

September 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$126,697,785	$106,777,049	$233,474,834
Fidelity Asset Manager 30%%	20,946,737	16,504,252	37,450,989
Fidelity Asset Manager 40%%	21,320,945	17,444,974	38,765,919
Fidelity Asset Manager 50%%	275,342,241	371,123,324	646,465,565
Fidelity Asset Manager 60%%	34,912,378	47,079,692	81,992,070
Fidelity Asset Manager 70%%	104,442,356	253,074,490	357,516,846
Fidelity Asset Manager 85%%	49,993,344	87,391,464	137,384,808

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$91,224,403	$88,160,063	$179,384,466
Fidelity Asset Manager 30%%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%%	52,740,505	–	52,740,505
Fidelity Asset Manager 85%%	21,096,710	23,336,339	44,433,049

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$3,775,138	$(2,584,211)
Totals(a)	$3,775,138	$(2,584,211)
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$529,254	$(463,851)
Totals(a)	$529,254	$(463,851)
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$(109,554)	$(637,258)
Totals(a)	$(109,554)	$(637,258)
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$(2,572,713)	$(5,457,558)
Totals(a)	$(2,572,713)	$(5,457,558)
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$(230,229)	$(848,750)
Totals(a)	$(230,229)	$(848,750)
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$(3,378,683)	$(3,069,874)
Totals(a)	$(3,378,683)	$(3,069,874)
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$(885,949)	$(712,003)
Totals(a)	$(885,949)	$(712,003)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	762,795,461	948,164,434
Fidelity Asset Manager 30%%	222,405,831	164,926,291
Fidelity Asset Manager 40%%	341,292,252	192,417,610
Fidelity Asset Manager 50%%	1,350,968,666	1,893,827,146
Fidelity Asset Manager 60%%	396,516,342	315,322,489
Fidelity Asset Manager 70%%	842,056,763	911,282,627
Fidelity Asset Manager 85%%	448,881,872	532,323,660

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$97,925	$700
Class T	.25%	.25%	100,657	175
Class B	.75%	.25%	18,181	13,639
Class C	.75%	.25%	275,515	54,571
			$492,278	$69,085
Fidelity Asset Manager 30%
Class A	- %	.25%	$53,840	$1,873
Class T	.25%	.25%	52,988	–
Class B	.75%	.25%	6,972	5,334
Class C	.75%	.25%	188,459	54,428
			$302,259	$61,635
Fidelity Asset Manager 40%
Class A	- %	.25%	$71,699	$4,422
Class T	.25%	.25%	45,904	84
Class B	.75%	.25%	9,459	7,103
Class C	.75%	.25%	182,676	54,282
			$309,738	$65,891
Fidelity Asset Manager 50%
Class A	- %	.25%	$182,734	$2,503
Class T	.25%	.25%	168,219	667
Class B	.75%	.25%	30,424	22,842
Class C	.75%	.25%	408,088	81,644
			$789,465	$107,656
Fidelity Asset Manager 60%
Class A	- %	.25%	$139,716	$4,631
Class T	.25%	.25%	82,290	–
Class B	.75%	.25%	15,219	11,471
Class C	.75%	.25%	294,711	63,137
			$531,936	$79,239
Fidelity Asset Manager 70%
Class A	- %	.25%	$366,200	$9,898
Class T	.25%	.25%	249,270	295
Class B	.75%	.25%	33,527	25,164
Class C	.75%	.25%	561,116	81,721
			$1,210,113	$117,078
Fidelity Asset Manager 85%
Class A	- %	.25%	$175,217	$3,503
Class T	.25%	.25%	100,394	–
Class B	.75%	.25%	20,972	15,732
Class C	.75%	.25%	343,981	84,091
			$640,564	$103,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$13,658
Class T	5,654
Class B(a)	611
Class C(a)	8,406
$28,329
Fidelity Asset Manager 30%
Class A	$15,704
Class T	9,370
Class B(a)	1,392
Class C(a)	2,838
$29,304
Fidelity Asset Manager 40%
Class A	$29,504
Class T	4,328
Class B(a)	113
Class C(a)	4,997
$38,942
Fidelity Asset Manager 50%
Class A	$49,434
Class T	12,610
Class B(a)	1,883
Class C(a)	5,387
$69,314
Fidelity Asset Manager 60%
Class A	$47,507
Class T	11,501
Class B(a)	652
Class C(a)	4,467
$64,127
Fidelity Asset Manager 70%
Class A	$68,131
Class T	18,448
Class B(a)	2,014
Class C(a)	5,424
$94,017
Fidelity Asset Manager 85%
Class A	$56,597
Class T	8,662
Class B(a)	838
Class C(a)	5,906
$72,003

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$55,217.14
Class T	31,381.16
Class B	2,422.13
Class C	42,668.15
Asset Manager 20%%	4,073,086.08
Class I	19,421.13
	$4,224,195
Fidelity Asset Manager 30%
Class A	$29,719.14
Class T	16,102.15
Class B	998.14
Class C	27,373.15
Asset Manager 30%%	624,056.08
Class I	11,830.14
	$710,078
Fidelity Asset Manager 40%
Class A	$36,753.13
Class T	12,840.14
Class B	1,090.12
Class C	27,830.15
Asset Manager 40%%	707,987.08
Class I	12,559.13
	$799,059
Fidelity Asset Manager 50%
Class A	$134,106.18
Class T	66,667.20
Class B	5,303.17
Class C	81,426.20
Asset Manager 50%%	10,721,173.13
Class I	56,123.18
	$11,064,798
Fidelity Asset Manager 60%
Class A	$100,398.18
Class T	30,653.19
Class B	2,934.19
Class C	55,819.19
Asset Manager 60%%	1,518,474.11
Class I	24,711.16
	$1,732,989
Fidelity Asset Manager 70%
Class A	$278,434.19
Class T	98,542.20
Class B	9,159.27
Class C	109,808.20
Asset Manager 70%%	5,209,735.13
Class I	74,151.17
	$5,779,829
Fidelity Asset Manager 85%
Class A	$143,600.20
Class T	46,955.23
Class B	4,734.23
Class C	72,838.21
Asset Manager 85%%	2,130,221.15
Class I	68,268.16
	$2,466,616

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 70%	Borrower	$8,457,000.34%		$79
Fidelity Asset Manager 85%	Borrower	7,318,000.34%		69

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$7,361
Fidelity Asset Manager 30%%	1,238
Fidelity Asset Manager 40%%	1,303
Fidelity Asset Manager 50%%	11,961
Fidelity Asset Manager 60%%	2,023
Fidelity Asset Manager 70%%	6,064
Fidelity Asset Manager 85%%	2,278

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$1,523
Fidelity Asset Manager 50%%	3,865
Fidelity Asset Manager 70%%	3,669
Fidelity Asset Manager 85%%	21,279

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%%	$109,287	$1
Fidelity Asset Manager 30%%	26,514	4
Fidelity Asset Manager 40%%	38,064	6
Fidelity Asset Manager 50%%	386,435	15
Fidelity Asset Manager 60%%	80,975	–
Fidelity Asset Manager 70%%	268,971	–
Fidelity Asset Manager 85%%	120,638	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$11,387
Fidelity Asset Manager 30%%	2,057
Fidelity Asset Manager 40%%	2,295
Fidelity Asset Manager 50%%	32,895
Fidelity Asset Manager 60%%	5,985
Fidelity Asset Manager 70%%	17,302
Fidelity Asset Manager 85%%	6,530

Class-Level Amount
Fidelity Asset Manager 20%%
Asset Manager 20%%	$503
Fidelity Asset Manager 30%%
Asset Manager 30%%	$26
Fidelity Asset Manager 40%%
Asset Manager 40%%	$37
Fidelity Asset Manager 50%%
Class A	$1,656
Class T	712
Class B	83
Class C	802
Asset Manager 50%%	177,481
Class I	617
Fidelity Asset Manager 60%%
Class A	$1,133
Class T	331
Class B	39
Class C	507
Asset Manager 60%%	24,154
Class I	269
Fidelity Asset Manager 70%%
Class A	$3,140
Class T	1,079
Class B	102
Class C	1,166
Asset Manager 70%%	81,428
Class I	882
Fidelity Asset Manager 85%%
Class A	$1,701
Class T	371
Class B	62
Class C	613
Asset Manager 85%%	29,049
Class I	605

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
Fidelity Asset Manager 20%
From net investment income
Class A	$501,145	$457,824
Class T	205,919	174,877
Class B	9,455	9,028
Class C	145,536	96,743
Asset Manager 20%%	77,740,992	70,415,197
Class I	229,164	439,951
Total	$78,832,211	$71,593,620
From net realized gain
Class A	$1,200,191	$933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%%	151,471,697	105,090,102
Class I	437,001	718,662
Total	$154,642,623	$107,790,846
Fidelity Asset Manager 30%%
From net investment income
Class A	$294,578	$221,593
Class T	119,614	78,864
Class B	4,113	4,802
Class C	121,872	80,716
Asset Manager 30%%	13,687,215	10,862,174
Class I	133,141	126,683
Total	$14,360,533	$11,374,832
From net realized gain
Class A	$561,549	$275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%%	21,489,587	10,615,906
Class I	240,640	138,169
Total	$23,090,456	$11,398,470
Fidelity Asset Manager 40%%
From net investment income
Class A	$359,813	$269,328
Class T	92,069	82,133
Class B	3,851	6,682
Class C	98,718	82,661
Asset Manager 40%%	13,653,307	10,151,960
Class I	135,199	34,433
Total	$14,342,957	$10,627,197
From net realized gain
Class A	$758,501	$452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%%	22,793,923	14,138,549
Class I	122,859	36,402
Total	$24,422,962	$15,119,456
Fidelity Asset Manager 50%%
From net investment income
Class A	$896,424	$918,247
Class T	320,881	316,199
Class B	13,923	20,500
Class C	196,715	204,799
Asset Manager 50%%	121,864,493	122,376,822
Class I	470,519	416,666
Total	$123,762,955	$124,253,233
From net realized gain
Class A	$4,639,740	$3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,640	1,732,377
Asset Manager 50%%	511,052,903	379,416,820
Class I	2,101,067	1,258,832
Total	$522,702,610	$387,669,599
Fidelity Asset Manager 60%%
From net investment income
Class A	$562,334	$356,588
Class T	119,094	80,854
Class B	2,508	–
Class C	106,137	69,650
Asset Manager 60%%	16,510,467	10,035,862
Class I	174,917	83,544
Total	$17,475,457	$10,626,498
From net realized gain
Class A	$2,600,794	$1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%%	59,118,120	40,223,730
Class I	647,193	370,405
Total	$64,516,613	$44,197,173
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,479,841	$1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%%	49,763,392	37,644,867
Class I	526,159	385,345
Total	$52,308,569	$39,398,483
From net realized gain
Class A	$10,888,363	$474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%%	283,051,294	12,380,976
Class I	3,091,422	131,408
Total	$305,208,277	$13,342,022
Fidelity Asset Manager 85%%
From net investment income
Class A	$638,758	$513,103
Class T	138,492	68,362
Class B	528	–
Class C	109,437	15,442
Asset Manager 85%%	16,718,884	11,337,929
Class I	555,363	137,662
Total	$18,161,462	$12,072,498
From net realized gain
Class A	$5,458,131	$1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,764	593,821
Asset Manager 85%%	106,034,873	29,066,321
Class I	3,430,748	359,450
Total	$119,223,346	$32,360,551

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Fidelity Asset Manager 20%
Class A
Shares sold	746,097	783,612	$9,956,350	$10,575,925
Reinvestment of distributions	124,579	102,139	1,642,519	1,355,011
Shares redeemed	(723,345)	(1,265,498)	(9,655,193)	(17,064,545)
Net increase (decrease)	147,331	(379,747)	$1,943,676	$(5,133,609)
Class T
Shares sold	258,937	355,085	$3,439,733	$4,797,729
Reinvestment of distributions	56,730	40,508	746,401	536,101
Shares redeemed	(383,129)	(323,786)	(5,111,207)	(4,370,396)
Net increase (decrease)	(67,462)	71,807	$(925,073)	$963,434
Class B
Shares sold	9,712	4,405	$131,288	$59,143
Reinvestment of distributions	5,332	4,556	69,994	60,028
Shares redeemed	(52,936)	(58,449)	(704,138)	(785,911)
Net increase (decrease)	(37,892)	(49,488)	$(502,856)	$(666,740)
Class C
Shares sold	665,471	540,793	$8,823,506	$7,269,919
Reinvestment of distributions	69,057	43,385	904,582	571,036
Shares redeemed	(461,220)	(504,325)	(6,103,241)	(6,769,069)
Net increase (decrease)	273,308	79,853	$3,624,847	$1,071,886
Asset Manager 20%%
Shares sold	65,610,662	76,021,177	$877,776,600	$1,029,161,925
Reinvestment of distributions	16,814,774	12,771,889	222,136,126	169,960,357
Shares redeemed	(83,278,711)	(76,287,745)	(1,112,228,717)	(1,032,059,057)
Net increase (decrease)	(853,275)	12,505,321	$(12,315,991)	$167,063,225
Class I
Shares sold	484,278	615,962	$6,457,610	$8,327,250
Reinvestment of distributions	42,280	80,191	558,198	1,065,593
Shares redeemed	(307,045)	(2,100,063)	(4,109,960)	(28,593,681)
Net increase (decrease)	219,513	(1,403,910)	$2,905,848	$(19,200,838)
Fidelity Asset Manager 30%%
Class A
Shares sold	853,322	923,824	$9,065,272	$9,839,885
Reinvestment of distributions	80,715	45,595	844,570	476,412
Shares redeemed	(893,789)	(356,138)	(9,529,338)	(3,791,452)
Net increase (decrease)	40,248	613,281	$380,504	$6,524,845
Class T
Shares sold	385,571	447,269	$4,073,097	$4,763,848
Reinvestment of distributions	36,882	18,376	385,610	191,659
Shares redeemed	(261,013)	(215,363)	(2,776,818)	(2,281,453)
Net increase (decrease)	161,440	250,282	$1,681,889	$2,674,054
Class B
Shares sold	1,788	4,974	$19,117	$52,753
Reinvestment of distributions	2,278	2,037	23,743	21,116
Shares redeemed	(32,079)	(28,867)	(339,935)	(305,657)
Net increase (decrease)	(28,013)	(21,856)	$(297,075)	$(231,788)
Class C
Shares sold	630,104	753,278	$6,639,825	$7,967,516
Reinvestment of distributions	58,821	28,866	611,625	298,964
Shares redeemed	(347,269)	(344,924)	(3,661,220)	(3,654,971)
Net increase (decrease)	341,656	437,220	$3,590,230	$4,611,509
Asset Manager 30%%
Shares sold	23,785,715	30,473,306	$252,662,602	$323,377,131
Reinvestment of distributions	3,282,171	2,007,679	34,365,864	21,016,847
Shares redeemed	(17,404,776)	(15,412,216)	(184,472,239)	(163,792,350)
Net increase (decrease)	9,663,110	17,068,769	$102,556,227	$180,601,628
Class I
Shares sold	335,946	681,438	$3,528,015	$7,209,060
Reinvestment of distributions	34,537	23,147	361,452	242,082
Shares redeemed	(316,121)	(346,980)	(3,344,953)	(3,705,898)
Net increase (decrease)	54,362	357,605	$544,514	$3,745,244
Fidelity Asset Manager 40%%
Class A
Shares sold	1,116,769	1,263,650	$12,149,561	$13,761,962
Reinvestment of distributions	103,020	67,100	1,101,245	710,726
Shares redeemed	(559,060)	(516,001)	(6,082,756)	(5,611,221)
Net increase (decrease)	660,729	814,749	$7,168,050	$8,861,467
Class T
Shares sold	234,916	312,137	$2,551,039	$3,392,690
Reinvestment of distributions	27,375	21,273	292,035	224,606
Shares redeemed	(122,917)	(229,860)	(1,340,250)	(2,504,206)
Net increase (decrease)	139,374	103,550	$1,502,824	$1,113,090
Class B
Shares sold	11,716	39,096	$126,419	$420,433
Reinvestment of distributions	3,470	3,033	36,989	32,013
Shares redeemed	(65,134)	(6,357)	(715,694)	(68,439)
Net increase (decrease)	(49,948)	35,772	$(552,286)	$384,007
Class C
Shares sold	683,962	727,515	$7,420,049	$7,865,569
Reinvestment of distributions	50,956	33,167	541,553	349,051
Shares redeemed	(292,603)	(188,102)	(3,165,742)	(2,035,598)
Net increase (decrease)	442,315	572,580	$4,795,860	$6,179,022
Asset Manager 40%%
Shares sold	34,882,809	34,608,489	$379,867,945	$375,595,169
Reinvestment of distributions	3,354,318	2,254,356	35,864,255	23,883,227
Shares redeemed	(20,144,864)	(13,072,865)	(218,505,343)	(142,125,758)
Net increase (decrease)	18,092,263	23,789,980	$197,226,857	$257,352,638
Class I
Shares sold	1,745,203	381,158	$19,036,090	$4,131,264
Reinvestment of distributions	19,385	6,032	207,753	64,241
Shares redeemed	(223,724)	(110,956)	(2,428,106)	(1,215,238)
Net increase (decrease)	1,540,864	276,234	$16,815,737	$2,980,267
Fidelity Asset Manager 50%%
Class A
Shares sold	995,727	1,273,404	$17,214,908	$22,836,027
Reinvestment of distributions	319,912	249,445	5,391,212	4,294,566
Shares redeemed	(1,005,953)	(1,677,065)	(17,414,256)	(30,019,672)
Net increase (decrease)	309,686	(154,216)	$5,191,864	$(2,889,079)
Class T
Shares sold	490,870	421,419	$8,542,221	$7,534,388
Reinvestment of distributions	145,961	103,225	2,455,630	1,775,374
Shares redeemed	(575,251)	(346,351)	(9,990,007)	(6,182,970)
Net increase (decrease)	61,580	178,293	$1,007,844	$3,126,792
Class B
Shares sold	8,290	18,361	$142,493	$327,611
Reinvestment of distributions	11,444	10,446	192,095	179,002
Shares redeemed	(70,896)	(48,283)	(1,227,688)	(861,906)
Net increase (decrease)	(51,162)	(19,476)	$(893,100)	$(355,293)
Class C
Shares sold	775,317	690,698	$13,336,211	$12,278,516
Reinvestment of distributions	147,470	97,203	2,466,082	1,661,721
Shares redeemed	(496,465)	(383,168)	(8,585,737)	(6,824,826)
Net increase (decrease)	426,322	404,733	$7,216,556	$7,115,411
Asset Manager 50%%
Shares sold	47,441,827	57,933,970	$826,782,885	$1,036,371,244
Reinvestment of distributions	36,356,893	28,194,410	614,842,843	487,561,137
Shares redeemed	(66,529,083)	(59,456,854)	(1,158,852,052)	(1,065,196,235)
Net increase (decrease)	17,269,637	26,671,526	$282,773,676	$458,736,146
Class I
Shares sold	692,682	935,462	$11,771,865	$16,958,566
Reinvestment of distributions	148,759	90,630	2,511,698	1,566,572
Shares redeemed	(660,383)	(366,630)	(11,497,625)	(6,589,229)
Net increase (decrease)	181,058	659,462	$2,785,938	$11,935,909
Fidelity Asset Manager 60%%
Class A
Shares sold	1,262,838	1,668,732	$14,280,308	$18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(1,097,074)	(1,003,510)	(12,316,709)	(11,382,583)
Net increase (decrease)	452,153	876,259	$5,076,647	$9,797,594
Class T
Shares sold	404,420	290,330	$4,562,966	$3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(231,017)	(293,961)	(2,593,790)	(3,332,709)
Net increase (decrease)	250,334	60,021	$2,802,336	$655,277
Class B
Shares sold	2,635	16,130	$29,605	$181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(38,517)	(35,095)	(435,624)	(398,584)
Net increase (decrease)	(29,136)	(12,662)	$(332,485)	$(148,548)
Class C
Shares sold	835,749	898,639	$9,342,652	$10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(352,870)	(373,556)	(3,913,793)	(4,187,695)
Net increase (decrease)	614,023	612,197	$6,838,660	$6,842,776
Asset Manager 60%%
Shares sold	32,106,770	37,561,490	$364,754,466	$427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(21,774,879)	(15,471,323)	(246,451,907)	(176,932,453)
Net increase (decrease)	17,209,875	26,684,743	$193,203,810	$300,243,883
Class I
Shares sold	478,598	616,312	$5,335,988	$7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(305,046)	(198,301)	(3,483,879)	(2,277,581)
Net increase (decrease)	242,462	457,412	$2,603,232	$5,176,169
Fidelity Asset Manager 70%%
Class A
Shares sold	1,332,746	1,318,189	$27,135,293	$27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(1,534,000)	(1,167,187)	(31,230,002)	(24,250,163)
Net increase (decrease)	411,436	222,655	$7,779,214	$4,691,263
Class T
Shares sold	401,372	412,779	$8,181,756	$8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(443,958)	(375,976)	(9,069,742)	(7,801,668)
Net increase (decrease)	155,104	56,347	$2,949,182	$1,205,485
Class B
Shares sold	4,258	6,369	$89,578	$129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(87,448)	(100,644)	(1,793,956)	(2,101,481)
Net increase (decrease)	(69,755)	(93,889)	$(1,440,520)	$(1,964,379)
Class C
Shares sold	536,592	598,362	$10,869,717	$12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(533,287)	(384,445)	(10,812,202)	(7,965,324)
Net increase (decrease)	214,625	226,530	$4,146,550	$4,665,716
Asset Manager 70%%
Shares sold	30,387,652	29,980,573	$619,467,666	$622,793,936
Reinvestment of distributions	16,897,410	2,479,485	327,640,788	49,168,187
Shares redeemed	(24,123,037)	(22,888,887)	(490,668,534)	(476,948,875)
Net increase (decrease)	23,162,025	9,571,171	$456,439,920	$195,013,248
Class I
Shares sold	714,757	742,363	$14,467,398	$15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(546,838)	(489,636)	(11,076,556)	(10,367,886)
Net increase (decrease)	349,253	278,386	$6,910,539	$5,555,749
Fidelity Asset Manager 85%%
Class A
Shares sold	942,082	1,180,141	$15,917,741	$20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(818,764)	(2,600,568)	(13,824,831)	(44,961,802)
Net increase (decrease)	500,553	(1,274,952)	$8,117,349	$(22,170,085)
Class T
Shares sold	476,876	304,656	$7,982,251	$5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(347,482)	(156,965)	(5,749,178)	(2,723,840)
Net increase (decrease)	231,769	174,005	$3,861,865	$2,945,625
Class B
Shares sold	2,884	2,425	$48,001	$41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(54,470)	(54,590)	(920,906)	(941,233)
Net increase (decrease)	(40,380)	(48,143)	$(693,497)	$(834,332)
Class C
Shares sold	666,847	612,975	$11,024,242	$10,478,018
Reinvestment of distributions	169,095	36,961	2,668,325	597,292
Shares redeemed	(320,657)	(228,986)	(5,302,536)	(3,902,773)
Net increase (decrease)	515,285	420,950	$8,390,031	$7,172,537
Asset Manager 85%%
Shares sold	21,052,151	24,950,987	$358,458,962	$432,242,884
Reinvestment of distributions	7,541,136	2,430,935	121,186,062	39,915,946
Shares redeemed	(22,383,027)	(13,449,549)	(379,093,460)	(234,002,868)
Net increase (decrease)	6,210,260	13,932,373	$100,551,564	$238,155,962
Class I
Shares sold	1,017,644	1,805,275	$16,957,219	$31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(1,101,788)	(274,438)	(18,463,501)	(4,800,120)
Net increase (decrease)	141,250	1,560,134	$2,104,522	$27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	29%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of the Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$971.10	$4.15
Hypothetical-D		$1,000.00	$1,020.86	$4.26
Class T	1.10%
Actual		$1,000.00	$969.00	$5.43
Hypothetical-D		$1,000.00	$1,019.55	$5.57
Class B	1.58%
Actual		$1,000.00	$967.20	$7.79
Hypothetical-D		$1,000.00	$1,017.15	$7.99
Class C	1.60%
Actual		$1,000.00	$966.40	$7.89
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Asset Manager 20%	.53%
Actual		$1,000.00	$971.80	$2.62
Hypothetical-D		$1,000.00	$1,022.41	$2.69
Class I	.58%
Actual		$1,000.00	$971.60	$2.87
Hypothetical-D		$1,000.00	$1,022.16	$2.94
Fidelity Asset Manager 30%
Class A	.86%
Actual		$1,000.00	$960.60	$4.23
Hypothetical-D		$1,000.00	$1,020.76	$4.36
Class T	1.13%
Actual		$1,000.00	$959.40	$5.55
Hypothetical-D		$1,000.00	$1,019.40	$5.72
Class B	1.63%
Actual		$1,000.00	$956.90	$8.00
Hypothetical-D		$1,000.00	$1,016.90	$8.24
Class C	1.62%
Actual		$1,000.00	$956.90	$7.95
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 30%	.55%
Actual		$1,000.00	$963.10	$2.71
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$962.70	$3.05
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 40%
Class A	.85%
Actual		$1,000.00	$953.00	$4.16
Hypothetical-D		$1,000.00	$1,020.81	$4.31
Class T	1.11%
Actual		$1,000.00	$951.70	$5.43
Hypothetical-D		$1,000.00	$1,019.50	$5.62
Class B	1.60%
Actual		$1,000.00	$949.30	$7.82
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Class C	1.62%
Actual		$1,000.00	$949.30	$7.92
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 40%	.55%
Actual		$1,000.00	$954.40	$2.69
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$953.60	$3.04
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$943.40	$4.68
Hypothetical-D		$1,000.00	$1,020.26	$4.86
Class T	1.22%
Actual		$1,000.00	$942.10	$5.94
Hypothetical-D		$1,000.00	$1,018.95	$6.17
Class B	1.70%
Actual		$1,000.00	$939.60	$8.27
Hypothetical-D		$1,000.00	$1,016.55	$8.59
Class C	1.72%
Actual		$1,000.00	$939.60	$8.36
Hypothetical-D		$1,000.00	$1,016.44	$8.69
Asset Manager 50%	.65%
Actual		$1,000.00	$945.10	$3.17
Hypothetical-D		$1,000.00	$1,021.81	$3.29
Class I	.70%
Actual		$1,000.00	$944.20	$3.41
Hypothetical-D		$1,000.00	$1,021.56	$3.55
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$933.90	$4.99
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.29%
Actual		$1,000.00	$933.60	$6.25
Hypothetical-D		$1,000.00	$1,018.60	$6.53
Class B	1.79%
Actual		$1,000.00	$930.50	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Class C	1.79%
Actual		$1,000.00	$930.40	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Asset Manager 60%	.72%
Actual		$1,000.00	$936.70	$3.50
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.76%
Actual		$1,000.00	$935.90	$3.69
Hypothetical-D		$1,000.00	$1,021.26	$3.85
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$1,000.00	$926.30	$4.97
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.28%
Actual		$1,000.00	$925.30	$6.18
Hypothetical-D		$1,000.00	$1,018.65	$6.48
Class B	1.86%
Actual		$1,000.00	$922.20	$8.96
Hypothetical-D		$1,000.00	$1,015.74	$9.40
Class C	1.78%
Actual		$1,000.00	$923.00	$8.58
Hypothetical-D		$1,000.00	$1,016.14	$9.00
Asset Manager 70%	.72%
Actual		$1,000.00	$927.80	$3.48
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.75%
Actual		$1,000.00	$927.40	$3.62
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$913.50	$5.04
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.33%
Actual		$1,000.00	$912.40	$6.38
Hypothetical-D		$1,000.00	$1,018.40	$6.73
Class B	1.83%
Actual		$1,000.00	$910.50	$8.76
Hypothetical-D		$1,000.00	$1,015.89	$9.25
Class C	1.81%
Actual		$1,000.00	$909.90	$8.67
Hypothetical-D		$1,000.00	$1,015.99	$9.15
Asset Manager 85%	.75%
Actual		$1,000.00	$915.30	$3.60
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Class I	.76%
Actual		$1,000.00	$915.60	$3.65
Hypothetical-D		$1,000.00	$1,021.26	$3.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .22%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$83,026,630
Asset Manager 30%	$12,394,158
Asset Manager 40%	$9,161,089
Asset Manager 50%	$269,837,029
Asset Manager 60%	$28,415,143
Asset Manager 70%	$147,381,501
Asset Manager 85%	$50,313,713

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager 20%
Class A	5.57%
Class T	5.57%
Class B	5.57%
Class C	5.57%
Asset Manager 30%
Class A	5.22%
Class T	5.22%
Class B	5.22%
Class C	5.22%
Asset Manager 40%
Class A	4.59%
Class T	4.59%
Class B	4.59%
Class C	4.59%
Asset Manager 50%
Class A	3.99%
Class T	3.99%
Class B	3.99%
Class C	3.99%
Asset Manager 60%
Class A	3.34%
Class T	3.34%
Class B	3.34%
Class C	3.34%
Asset Manager 70%
Class A	2.38%
Class T	2.38%
Class B	2.38%
Class C	2.38%
Asset Manager 85%
Class A	0.87%
Class T	0.87%
Class B	0.87%
Class C	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,041,131
Asset Manager 30%	$10,373,215
Asset Manager 40%	$8,378,281
Asset Manager 50%	$69,451,963

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends–received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2014	3%	4%	4%	4%
February 2015	14%	18%	40%	40%
March 2015	14%	19%	51%	51%
April 2015	13%	16%	27%	27%
May 2015	13%	16%	28%	28%
June 2015	14%	17%	33%	33%
July 2015	13%	17%	28%	28%
August 2015	14%	17%	29%	29%
September 2015	13%	17%	31%	31%

Asset Manager 30%
December 2014	6%	6%	7%	7%
February 2015	20%	24%	54%	54%
March 2015	19%	23%	62%	46%
April 2015	18%	21%	33%	33%
May 2015	19%	22%	38%	33%
June 2015	18%	23%	37%	37%
July 2015	19%	22%	33%	33%
August 2015	19%	23%	41%	41%
September 2015	19%	23%	39%	39%

Asset Manager 40%
December 2014	7%	8%	9%	9%
April 2015	34%	43%	100%	80%
July 2015	33%	40%	83%	62%

Asset Manager 50%
December 2014	5%	5%	5%	5%
April 2015	45%	57%	100%	100%
July 2015	42%	51%	78%	76%

Asset Manager 60%
December 2014	19%	21%	30%	26%

Asset Manager 70%
December 2014	23%	26%	44%	33%

Asset Manager 85%
December 2014	22%	23%	31%	27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Asset Manager 20%
December 2014	6%	6%	6%	6%
February 2015	25%	32%	70%	70%
March 2015	25%	34%	91%	91%
April 2015	24%	28%	48%	48%
May 2015	23%	28%	49%	49%
June 2015	24%	30%	59%	59%
July 2015	24%	30%	50%	50%
August 2015	24%	30%	51%	51%
September 2015	24%	30%	55%	55%

Asset Manager 30%
December 2014	10%	10%	11%	11%
February 2015	38%	47%	100%	100%
March 2015	36%	45%	100%	90%
April 2015	35%	41%	65%	65%
May 2015	37%	43%	73%	64%
June 2015	36%	44%	71%	71%
July 2015	37%	43%	64%	64%
August 2015	37%	44%	80%	80%
September 2015	38%	45%	75%	75%

Asset Manager 40%
December 2014	12%	12%	14%	14%
April 2015	68%	86%	100%	100%
July 2015	66%	80%	100%	100%

Asset Manager 50%
December 2014	8%	8%	8%	8%
April 2015	84%	100%	100%	100%
July 2015	79%	97%	100%	100%

Asset Manager 60%
December 2014	38%	43%	61%	53%

Asset Manager 70%
December 2014	48%	55%	93%	70%

Asset Manager 85%
December 2014	45%	48%	63%	55%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 50% ranked below its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked below its competitive median for 2014 and the total expense ratio of Class T of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked above its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2014 and the total expense ratio of Class T ranked equal to its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AAR-ANN-1115
1.878289.107

Fidelity® Series Broad Market Opportunities Fund Annual Report September 30, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Fidelity® Series Broad Market Opportunities Fund	(3.08)%	11.78%	5.83%

 Life of fund returns are for the period from August 21, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Broad Market Opportunities Fund on August 21, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$15,843	Fidelity® Series Broad Market Opportunities Fund
$16,174	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  U.S. stocks lost ground for the 12 months ending September 30, 2015, mainly due to a steep decline in August on concern over slowing global economic growth emanating from China and its potential effect on corporate profits. Uncertainty as to when and at what pace the U.S. Federal Reserve might raise the federal funds target rate added to the volatility. The large-cap S&P 500® index returned -0.61% for the period, with value stocks within the index significantly lagging growth stocks. In comparison, the growth-oriented Nasdaq Composite Index® gained 4.00%, while the small-cap Russell 2000® Index added 1.25%. Among sectors in the S&P 500®, energy performed worst by far, returning about -30% in an environment of declining commodity prices that also hit materials (-18%). Industrials (-4%) was caught up in the commodities downdraft as well, and was hurt late in the period by currency devaluations among U.S.-export destinations. Telecommunication services (-8%) faced competitive pricing pressure, especially among wireless carriers. Conversely, utilities (+7%), typically viewed as a safe haven in uncertain times, led all sectors to the upside. At period end, investors remained focused on the potential global implications of a relatively stronger U.S. dollar and whether China’s economic slowdown might spread far beyond its borders.

Comments from Lead Co-Portfolio Managers Geoff Stein and Christopher Sharpe:  For the year, the fund lagged the -0.55% return of the benchmark Dow Jones U.S. Total Stock Market Index℠. It was a challenging period for the fund's sector-focused co-managers, and only four of 10 underlying equity sector central funds outpaced their respective components of the Dow Jones Total Market benchmark. The primary detractors were stock picks in financials, consumer staples, utilities and information technology. On the positive side, industrials notably contributed, led by selections in capital goods, and partially offset overall negative security selection. The biggest individual detractor was an overweighting in single-serve coffee giant Keurig Green Mountain, as the firm suffered from manufacturing and design problems with its Keurig 2.0 brewing machine. Other detractors included Internet search engine company Yahoo, mortgage servicer Ocwen Financial – which was sold during the period – and development-stage biotech firm Puma Biotechnology. Not owning technology giant IBM proved timely and was the largest individual contributor, as the share price of this index component returned about -21% the past year. Medical device developer Boston Scientific, specialty retailer L Brands and pharmaceutical firm Allergan also aided the fund's relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.3	2.9
General Electric Co.	1.3	0.2
Medtronic PLC	1.2	0.8
JPMorgan Chase & Co.	1.1	1.0
Google, Inc. Class C	1.1	0.9
Bank of America Corp.	1.1	0.9
Amazon.com, Inc.	1.1	0.2
Citigroup, Inc.	1.1	1.0
The Walt Disney Co.	1.0	1.0
Google, Inc. Class A	1.0	0.9
	12.3

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stocks	96.8%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

As of March 31, 2015
Stocks	98.6%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

At period end, investments in foreign securities including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 17.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	8,175	$1,913,792
Fidelity Consumer Staples Central Fund (a)	6,283	1,271,398
Fidelity Energy Central Fund (a)	9,280	960,413
Fidelity Financials Central Fund (a)	37,057	2,996,417
Fidelity Health Care Central Fund (a)	6,712	2,189,010
Fidelity Industrials Central Fund (a)	7,148	1,498,749
Fidelity Information Technology Central Fund (a)	11,709	3,052,677
Fidelity Materials Central Fund (a)	2,445	460,855
Fidelity Telecom Services Central Fund (a)	2,151	333,950
Fidelity Utilities Central Fund (a)	3,616	520,836
TOTAL EQUITY CENTRAL FUNDS
(Cost $12,873,281)		15,198,097
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $12,873,281)		15,198,097
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(28,391)
NET ASSETS - 100%		$15,169,706

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements , which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$25,729
Fidelity Consumer Staples Central Fund	31,244
Fidelity Energy Central Fund	20,678
Fidelity Financials Central Fund	45,685
Fidelity Health Care Central Fund	12,955
Fidelity Industrials Central Fund	23,921
Fidelity Information Technology Central Fund	24,451
Fidelity Materials Central Fund	10,592
Fidelity Telecom Services Central Fund	8,185
Fidelity Utilities Central Fund	14,378
Total	$217,818

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,659,146	$427,186	$331,968	$1,913,792	0.1%
Fidelity Consumer Staples Central Fund	1,221,444	330,072	268,000	1,271,398	0.1%
Fidelity Energy Central Fund	1,278,487	612,018	487,522	960,413	0.1%
Fidelity Financials Central Fund	2,861,099	820,651	576,451	2,996,417	0.1%
Fidelity Health Care Central Fund	1,983,192	713,780	627,055	2,189,010	0.1%
Fidelity Industrials Central Fund	1,618,478	353,623	423,583	1,498,749	0.1%
Fidelity Information Technology Central Fund	2,913,254	670,838	514,962	3,052,677	0.1%
Fidelity Materials Central Fund	592,487	86,794	116,235	460,855	0.1%
Fidelity Telecom Services Central Fund	341,255	115,063	107,089	333,950	0.1%
Fidelity Utilities Central Fund	568,417	214,722	226,612	520,836	0.1%
Total	$15,037,259	$4,344,747	$3,679,477	$15,198,097

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The information in the following table is based on the Fund’s pro-rata share of the investments of Fidelity’s Equity Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
Ireland	4.0%
Cayman Islands	2.2%
United Kingdom	1.8%
Netherlands	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investments in Fidelity Central Funds (cost $12,873,281)		$15,198,097
Cash		4
Receivable for investments sold		7,522
Receivable for fund shares sold		264,443
Prepaid expenses		51
Receivable from investment adviser for expense reductions		371
Other receivables		389
Total assets		15,470,877
Liabilities
Payable for investments purchased	$263,378
Payable for fund shares redeemed	1,273
Accrued management fee	7,023
Audit fees payable	21,996
Other affiliated payables	2,012
Other payables and accrued expenses	5,489
Total liabilities		301,171
Net Assets		$15,169,706
Net Assets consist of:
Paid in capital		$13,790,369
Undistributed net investment income		38,378
Accumulated undistributed net realized gain (loss) on investments		(983,857)
Net unrealized appreciation (depreciation) on investments		2,324,816
Net Assets, for 1,070,311 shares outstanding		$15,169,706
Net Asset Value, offering price and redemption price per share ($15,169,706 ÷ 1,070,311 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Income from Fidelity Central Funds		$217,818
Expenses
Management fee	$87,453
Transfer agent fees	27,825
Accounting fees and expenses	6,199
Custodian fees and expenses	9,695
Independent trustees' compensation	67
Registration fees	25
Audit	32,197
Legal	41
Miscellaneous	1,547
Total expenses before reductions	165,049
Expense reductions	(7,264)	157,785
Net investment income (loss)		60,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Fidelity Central Funds	(3,072)
Total net realized gain (loss)		(3,072)
Change in net unrealized appreciation (depreciation) on investment securities		(501,343)
Net gain (loss)		(504,415)
Net increase (decrease) in net assets resulting from operations		$(444,382)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,033	$52,069
Net realized gain (loss)	(3,072)	(17,058)
Change in net unrealized appreciation (depreciation)	(501,343)	1,571,732
Net increase (decrease) in net assets resulting from operations	(444,382)	1,606,743
Distributions to shareholders from net investment income	(64,587)	(38,985)
Distributions to shareholders from net realized gain	(916,756)	(89,016)
Total distributions	(981,343)	(128,001)
Share transactions
Proceeds from sales of shares	5,805,706	9,712,828
Reinvestment of distributions	981,344	128,001
Cost of shares redeemed	(5,196,521)	(3,814,487)
Net increase (decrease) in net assets resulting from share transactions	1,590,529	6,026,342
Total increase (decrease) in net assets	164,804	7,505,084
Net Assets
Beginning of period	15,004,902	7,499,818
End of period (including undistributed net investment income of $38,378 and undistributed net investment income of $42,932, respectively)	$15,169,706	$15,004,902
Other Information Shares
Sold	377,315	651,934
Issued in reinvestment of distributions	66,577	9,130
Redeemed	(333,650)	(252,245)
Net increase (decrease)	110,242	408,819

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Broad Market Opportunities Fund

		September 30,
Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$15.63	$13.61	$11.11	$8.65	$8.95
Income from Investment Operations
Net investment income (loss)A	.06	.07	.08	.07	.03
Net realized and unrealized gain (loss)	(.50)	2.15	2.50	2.44	(.28)
Total from investment operations	(.44)	2.22	2.58	2.51	(.25)
Distributions from net investment income	(.07)	(.06)	(.07)	(.04)	(.04)
Distributions from net realized gain	(.95)	(.14)	(.01)	–B	(.01)
Total distributions	(1.02)	(.20)	(.08)	(.05)C	(.05)
Net asset value, end of period	$14.17	$15.63	$13.61	$11.11	$8.65
Total ReturnD	(3.08)%	16.46%	23.39%	29.07%	(2.91)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.09%	1.40%	1.87%	1.92%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99%	1.00%	.98%	.98%	.98%
Net investment income (loss)	.38%	.44%	.66%	.64%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$15,170	$15,005	$7,500	$5,131	$3,524
Portfolio turnover rateG	23%	18%	28%	36%	39%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .01%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	FuturesRepurchase AgreementsRestricted SecuritiesForeign Securities	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the partnerships (including allocations from Fidelity Central Funds).

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,299,526
Gross unrealized depreciation	(566,401)
Net unrealized appreciation (depreciation) on securities	$733,125
Tax Cost	$14,464,972

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$49,393
Undistributed long-term capital gain	$597,549
Net unrealized appreciation (depreciation) on securities and other investments	$732,392

The tax character of distributions paid was as follows:

	September 30, 2015	September 30, 2014
Ordinary Income	$257,386	$ 42,884
Long-term Capital Gains	723,957	85,117
Total	$981,343	$ 128,001

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $4,344,747 and $3,679,477, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,745.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,189 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $330.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and Shareholders of Fidelity Series Broad Market Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Broad Market Opportunities Fund (a fund of Fidelity Charles Street Trust) at September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Broad Market Opportunities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-B April 1, 2015 to September 30, 2015
Actual	1.00%	$1,000.00	$902.00	$4.77
Hypothetical-C		$1,000.00	$1,020.05	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .01%.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2015, $644,194, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Broad Market Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series Broad Market Opportunities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio was above the competitive median primarily because of its relatively higher other expenses due to its small fund size. The Board also noted that, when compared to the no-load universe, where pricing reflects the retail nature of the funds-of-funds that invest in the fund, the fund's total expense ratio ranks below the competitive median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85% Annual Report September 30, 2015

Contents

Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 20%	(0.04)%	3.98%	4.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund, on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,180	Fidelity Asset Manager® 20%
$15,734	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager® 30%	(0.38)%	4.98%	3.68%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,345	Fidelity Asset Manager® 30%
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager® 40%	(0.90)%	5.78%	3.75%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,412	Fidelity Asset Manager® 40%
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 50%	(1.45)%	6.48%	5.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund, on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,472	Fidelity Asset Manager® 50%
$19,305	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Fidelity Asset Manager® 60%	(2.03)%	7.05%	3.78%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund, on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,441	Fidelity Asset Manager® 60%
$14,590	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 70%	(2.69)%	7.67%	5.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund, on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,584	Fidelity Asset Manager® 70%
$19,305	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity Asset Manager® 85%	(3.54)%	8.56%	5.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund, on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,088	Fidelity Asset Manager® 85%
$19,305	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities took a tumble during the 12 months ending September 30, 2015, tripped up by persistent concerns surrounding Greece and its debt, then knocked down by China's economic slowdown and stock-market sell-off – exacerbated by the August move to devalue its yuan. A related decline in demand for raw materials, coupled with excess energy supply driven by U.S. shale production, hit commodities prices hard. Also, the U.S. dollar slipped against the euro and yen, and uncertainty regarding U.S. Federal Reserve monetary policy added to the general market volatility.

The U.S.-focused large-cap S&P 500® Index returned -0.61% for the year, with value-oriented index names substantially lagging their growth counterparts. In comparison, the growth-oriented Nasdaq Composite Index® gained 4.00%, while the small-cap Russell 2000® Index added 1.25%. Meanwhile, the MSCI ACWI (All Country World Index) ex USA Index returned -12.04%. Regionally, emerging markets returned about -20%. Canada, a major commodities producer, returned -23%; Japan (-2%), a net consumer, fared better. All 10 index sectors posted a loss, with energy (-37%) and materials (-26%) worst off. Conversely, consumer staples, a traditionally defensive sector, held up best, declining less than 1%.

In fixed income, the Barclays® Global Aggregate GDP-Weighted Index returned -4.13% for the year. Safe-haven U.S. Treasuries outperformed, and the Barclays® U.S. Aggregate Bond Index gained 2.94%. Exposure to the lagging energy sector sent U.S. high yield into decline. Emerging-markets debt also posted a loss, largely due to U.S. dollar strength versus local currencies. Inflation-protected securities suffered amid low U.S. inflation expectations.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) lagged their respective Composite benchmarks. Security selection was the primary relative detractor, due to adverse picks in U.S. equities and investment-grade bonds. Asset allocation contributed in four of the seven Funds because of timely positioning decisions in developed-markets equities, but detracted in the 60%, 70% and 85% Funds partly because these Funds had larger allocations to poor-performing emerging-markets stocks. U.S. equity selection was broadly negative, with equity sector central funds focused on financials, consumer staples, utilities and information technology detracting the most. The investment-grade bond central fund was hurt by an overweighting in corporate bonds and an underweighting in U.S. government securities. On the plus side, picks in foreign developed-markets equities notably contributed in most of the Funds. Turning to asset allocation, the Funds' allocations to both U.S. and developed foreign stocks were decreased in August. This more-defensive positioning reduced the Funds' downside exposure during a major market sell-off and benefited the Funds' equity allocation strategy. Effective October 1, 2015, the benchmark for the foreign developed-markets equities component of the Funds' Composite benchmarks is changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.0
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.0%
AAA,AA,A	10.7%
BBB	14.1%
BB and Below	9.3%
Not Rated	0.8%
Equities*	23.0%
Short-Term Investments and Net Other Assets	23.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.5
General Electric Co.	0.2	0.1
Medtronic PLC	0.2	0.1
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.1	0.2
	1.0

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.8	33.0
Energy	5.2	5.4
Consumer Discretionary	4.7	5.1
Health Care	3.7	4.8
Information Technology	2.9	3.6

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	22.9%
Bond Class	52.3%
Short-Term Class	24.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 14.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 15.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,313,703	$8,696,714
Fidelity Consumer Discretionary Central Fund (a)	296,985	69,527,232
Fidelity Consumer Staples Central Fund (a)	232,647	47,078,429
Fidelity Emerging Markets Equity Central Fund (a)	58,079	10,011,000
Fidelity Energy Central Fund (a)	338,195	34,999,849
Fidelity Financials Central Fund (a)	1,356,112	109,655,238
Fidelity Health Care Central Fund (a)	241,032	78,605,470
Fidelity Industrials Central Fund (a)	263,604	55,272,473
Fidelity Information Technology Central Fund (a)	437,063	113,946,781
Fidelity International Equity Central Fund (a)	1,869,109	134,613,233
Fidelity Materials Central Fund (a)	91,301	17,208,342
Fidelity Real Estate Equity Central Fund (a)	544,171	52,196,868
Fidelity Telecom Services Central Fund (a)	75,806	11,768,054
Fidelity Utilities Central Fund (a)	128,610	18,526,202
TOTAL EQUITY CENTRAL FUNDS
(Cost $511,479,708)		762,105,885

Fixed-Income Central Funds - 57.3%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,555,789	23,129,889
Fidelity Floating Rate Central Fund (a)	474,520	48,410,557
Fidelity High Income Central Fund 1 (a)	2,296,123	215,697,752

TOTAL HIGH YIELD FIXED-INCOME FUNDS		287,238,198

Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,421,604	139,715,214
Fidelity Investment Grade Bond Central Fund (a)	21,890,395	2,319,725,125

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,459,440,339

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,642,641,736)		2,746,678,537

Money Market Central Funds - 25.8%
Fidelity Cash Central Fund, 0.18% (c)	196,577,293	196,577,293
Fidelity Money Market Central Fund, 0.33% (c)	1,027,751,927	1,027,751,927
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	9,142,250	9,142,250
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,233,471,470)		1,233,471,470
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $6,519,625)	6,520,000	6,520,070
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $9,728,698)	281,356	9,222,848
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $4,403,841,237)		4,757,998,810
NET OTHER ASSETS (LIABILITIES) - 0.7%		31,424,150
NET ASSETS - 100%		$4,789,422,960

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,167 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	111,372,645	$(2,099,986)
1,479 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	51,082,935	(484,225)
TOTAL FUTURES CONTRACTS		$162,455,580	$(2,584,211)

The face value of futures purchased as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $59,439,751.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,520,070.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,890
Fidelity Commodity Strategy Central Fund	12,254
Fidelity Consumer Discretionary Central Fund	1,211,943
Fidelity Consumer Staples Central Fund	1,442,037
Fidelity Emerging Markets Debt Central Fund	1,611,984
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	897,371
Fidelity Financials Central Fund	2,123,691
Fidelity Floating Rate Central Fund	3,998,065
Fidelity Health Care Central Fund	630,360
Fidelity High Income Central Fund 1	11,435,855
Fidelity Industrials Central Fund	1,105,903
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,108,814
Fidelity International Equity Central Fund	5,474,856
Fidelity Investment Grade Bond Central Fund	71,427,917
Fidelity Materials Central Fund	495,662
Fidelity Money Market Central Fund	2,493,580
Fidelity Real Estate Equity Central Fund	1,140,117
Fidelity Securities Lending Cash Central Fund	1,523
Fidelity Telecom Services Central Fund	361,220
Fidelity Utilities Central Fund	687,356
Total	$108,246,207

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$12,710,937	$433,110	$1,217,641	$8,696,714	3.0%
Fidelity Consumer Discretionary Central Fund	87,688,111	3,568,485	31,416,601	69,527,232	4.7%
Fidelity Consumer Staples Central Fund	65,518,725	3,066,242	21,948,461	47,078,429	4.3%
Fidelity Emerging Markets Debt Central Fund	25,304,631	2,560,833	2,165,816	23,129,889	22.5%
Fidelity Emerging Markets Equity Central Fund	47,724,203	10,842,597	45,902,197	10,011,000	4.2%
Fidelity Energy Central Fund	62,238,447	3,941,275	11,794,097	34,999,849	4.4%
Fidelity Financials Central Fund	143,738,104	8,701,891	40,520,011	109,655,238	4.8%
Fidelity Floating Rate Central Fund	102,180,290	6,880,191	57,812,809	48,410,557	3.0%
Fidelity Health Care Central Fund	107,208,679	3,535,604	42,589,854	78,605,470	4.5%
Fidelity High Income Central Fund 1	105,785,945	140,990,271	15,063,169	215,697,752	21.3%
Fidelity Industrials Central Fund	78,280,164	3,363,803	25,729,152	55,272,473	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	78,326,341	6,805,063	139,715,214	22.5%
Fidelity Information Technology Central Fund	141,245,501	27,744,544	56,651,247	113,946,781	4.5%
Fidelity International Equity Central Fund	219,577,330	12,590,435	81,029,338	134,613,233	6.4%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	274,470,202	369,672,918	2,319,725,125	31.2%
Fidelity Materials Central Fund	29,465,736	1,397,199	10,023,956	17,208,342	4.8%
Fidelity Real Estate Equity Central Fund	--	60,291,907	4,013,505	52,196,868	20.8%
Fidelity Telecom Services Central Fund	16,072,988	854,780	4,640,507	11,768,054	4.2%
Fidelity Utilities Central Fund	29,040,280	1,434,620	10,542,605	18,526,202	4.6%
Total	$3,784,186,617	$644,994,330	$839,538,947	$3,508,784,422

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$762,105,885	$762,105,885	$--	$--
Fixed-Income Central Funds	2,746,678,537	2,746,678,537	--	--
Money Market Central Funds	1,233,471,470	1,233,471,470	--	--
Other Short-Term Investments and Net Other Assets	6,520,070	--	6,520,070	--
Investment Companies	9,222,848	9,222,848	--	--
Total Investments in Securities:	$4,757,998,810	$4,751,478,740	$6,520,070	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,584,211)	$(2,584,211)	$--	$--
Total Liabilities	$(2,584,211)	$(2,584,211)	$--	$--
Total Derivative Instruments:	$(2,584,211)	$(2,584,211)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,584,211)
Total Equity Risk	0	(2,584,211)
Total Value of Derivatives	$0	$(2,584,211)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
United Kingdom	3.2%
Mexico	1.2%
Japan	1.2%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $9,221,014) — See accompanying schedule: Unaffiliated issuers (cost $16,248,323)	$15,742,918
Fidelity Central Funds (cost $4,387,592,914)	4,742,255,892
Total Investments (cost $4,403,841,237)		$4,757,998,810
Segregated cash with brokers for derivative instruments		192,400
Receivable for investments sold		51,344,436
Receivable for fund shares sold		2,122,722
Distributions receivable from Fidelity Central Funds		32,774
Receivable for daily variation margin for derivative instruments		2,028,510
Prepaid expenses		15,904
Other receivables		39,344
Total assets		4,813,774,900
Liabilities
Payable for investments purchased	$10,021,149
Payable for fund shares redeemed	2,845,847
Accrued management fee	1,654,687
Distribution and service plan fees payable	41,202
Other affiliated payables	439,922
Other payables and accrued expenses	206,883
Collateral on securities loaned, at value	9,142,250
Total liabilities		24,351,940
Net Assets		$4,789,422,960
Net Assets consist of:
Paid in capital		$4,672,609,273
Undistributed net investment income		7,982,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(242,733,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		351,565,304
Net Assets		$4,789,422,960
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,840,649 ÷ 3,004,732 shares)		$12.93
Maximum offering price per share (100/94.25 of $12.93)		$13.72
Class T:
Net Asset Value and redemption price per share ($19,161,995 ÷ 1,485,431 shares)		$12.90
Maximum offering price per share (100/96.50 of $12.90)		$13.37
Class B:
Net Asset Value and offering price per share ($1,498,560 ÷ 116,338 shares)(a)		$12.88
Class C:
Net Asset Value and offering price per share ($28,515,236 ÷ 2,218,650 shares)(a)		$12.85
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,685,018,529 ÷ 361,947,076 shares)		$12.94
Class I:
Net Asset Value, offering price and redemption price per share ($16,387,991 ÷ 1,266,219 shares)		$12.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$429,933
Interest		607
Income from Fidelity Central Funds		108,246,207
Total income		108,676,747
Expenses
Management fee	$20,703,959
Transfer agent fees	4,224,195
Distribution and service plan fees	492,278
Accounting and security lending fees	1,173,801
Custodian fees and expenses	1,455
Independent trustees' compensation	21,395
Registration fees	200,488
Audit	35,796
Legal	16,196
Miscellaneous	215,464
Total expenses before reductions	27,085,027
Expense reductions	(121,178)	26,963,849
Net investment income (loss)		81,712,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,031,370
Fidelity Central Funds	86,038,552
Foreign currency transactions	12,456
Futures contracts	3,775,138
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		90,968,277
Change in net unrealized appreciation (depreciation) on: Investment securities	(167,877,865)
Assets and liabilities in foreign currencies	(8,058)
Futures contracts	(2,584,211)
Total change in net unrealized appreciation (depreciation)		(170,470,134)
Net gain (loss)		(79,501,857)
Net increase (decrease) in net assets resulting from operations		$2,211,041

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,712,898	$71,573,687
Net realized gain (loss)	90,968,277	51,842,193
Change in net unrealized appreciation (depreciation)	(170,470,134)	105,479,799
Net increase (decrease) in net assets resulting from operations	2,211,041	228,895,679
Distributions to shareholders from net investment income	(78,832,211)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,623)	(107,790,846)
Total distributions	(233,474,834)	(179,384,466)
Share transactions - net increase (decrease)	(5,269,549)	144,097,358
Total increase (decrease) in net assets	(236,533,342)	193,608,571
Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,982,127 and undistributed net investment income of $5,091,586, respectively)	$4,789,422,960	$5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	(.22)	.44	.31	.91	.09
Total from investment operations	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.59)	(.46)B	(.40)C	(.34)	(.21)D
Net asset value, end of period	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnE,F	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateI	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.09
Total from investment operations	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateG	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	(.22)	.43	.32	.90	.10
Total from investment operations	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateH	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	(.21)	.43	.33	.89	.09
Total from investment operations	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	(.22)	.43	.31	.91	.09
Total from investment operations	–	.63	.49	1.13	.32
Distributions from net investment income	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.10
Total from investment operations	–	.62	.50	1.11	.33
Distributions from net investment income	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.1
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.1%
AAA,AA,A	10.7%
BBB	13.9%
BB and Below	9.3%
Not Rated	0.8%
Equities*	33.0%
Short-Term Investments and Net Other Assets	13.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.7
General Electric Co.	0.3	0.1
Medtronic PLC	0.2	0.2
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.2	0.2
	1.3

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	22.5
Consumer Discretionary	5.9	6.7
Energy	5.8	6.0
Health Care	4.9	5.9
Information Technology	4.3	5.2

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	32.9%
Bond Class	52.1%
Short-Term Class	15.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 25.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	256,419	$1,697,494
Fidelity Consumer Discretionary Central Fund (a)	87,086	20,387,608
Fidelity Consumer Staples Central Fund (a)	68,229	13,806,719
Fidelity Emerging Markets Equity Central Fund (a)	16,975	2,926,000
Fidelity Energy Central Fund (a)	99,107	10,256,547
Fidelity Financials Central Fund (a)	397,663	32,154,992
Fidelity Health Care Central Fund (a)	70,682	23,050,967
Fidelity Industrials Central Fund (a)	77,330	16,214,599
Fidelity Information Technology Central Fund (a)	128,173	33,415,994
Fidelity International Equity Central Fund (a)	639,082	46,026,721
Fidelity Materials Central Fund (a)	26,784	5,048,199
Fidelity Real Estate Equity Central Fund (a)	101,302	9,716,859
Fidelity Telecom Services Central Fund (a)	22,223	3,449,973
Fidelity Utilities Central Fund (a)	37,728	5,434,770
TOTAL EQUITY CENTRAL FUNDS
(Cost $171,415,270)		223,587,442

Fixed-Income Central Funds - 57.6%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	470,705	4,259,880
Fidelity Floating Rate Central Fund (a)	88,924	9,072,077
Fidelity High Income Central Fund 1 (a)	423,706	39,802,986

TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,134,943

Investment Grade Fixed-Income Funds - 51.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	262,655	25,813,690
Fidelity Investment Grade Bond Central Fund (a)	4,048,676	429,038,240

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		454,851,930

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $504,426,622)		507,986,873

Money Market Central Funds - 15.5%
Fidelity Cash Central Fund, 0.18% (c)	46,036,748	46,036,748
Fidelity Money Market Central Fund, 0.33% (c)	90,422,330	90,422,330
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $136,459,078)		136,459,078
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,179,931)	1,180,000	1,180,013
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $1,792,273)	51,833	1,699,087
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $815,273,174)		870,912,493
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,742,449
NET ASSETS - 100%		$881,654,942

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
246 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	23,477,010	$(376,995)
323 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	11,156,043	(86,856)
TOTAL FUTURES CONTRACTS		$34,633,053	$(463,851)

The face value of futures purchased as a percentage of Net Assets is 4.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $14,250,862.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,180,013.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,069
Fidelity Commodity Strategy Central Fund	2,229
Fidelity Consumer Discretionary Central Fund	317,187
Fidelity Consumer Staples Central Fund	378,551
Fidelity Emerging Markets Debt Central Fund	278,111
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	237,364
Fidelity Financials Central Fund	553,814
Fidelity Floating Rate Central Fund	690,731
Fidelity Health Care Central Fund	161,538
Fidelity High Income Central Fund 1	1,995,416
Fidelity Industrials Central Fund	291,614
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	294,901
Fidelity International Equity Central Fund	1,565,852
Fidelity Investment Grade Bond Central Fund	12,465,596
Fidelity Materials Central Fund	129,268
Fidelity Money Market Central Fund	148,572
Fidelity Real Estate Equity Central Fund	201,294
Fidelity Telecom Services Central Fund	93,370
Fidelity Utilities Central Fund	178,554
Total	$20,102,719

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,068,534	$337,367	$137,030	$1,697,494	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	3,001,612	6,024,682	20,387,608	1.4%
Fidelity Consumer Staples Central Fund	15,805,384	2,200,273	4,129,459	13,806,719	1.3%
Fidelity Emerging Markets Debt Central Fund	4,078,506	854,913	228,390	4,259,880	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	3,426,614	8,540,309	2,926,000	1.2%
Fidelity Energy Central Fund	15,186,952	2,302,913	2,082,259	10,256,547	1.3%
Fidelity Financials Central Fund	34,998,326	5,373,351	7,156,128	32,154,992	1.4%
Fidelity Floating Rate Central Fund	16,620,152	2,627,833	9,683,896	9,072,077	0.6%
Fidelity Health Care Central Fund	25,731,828	3,335,060	8,000,424	23,050,967	1.3%
Fidelity High Income Central Fund 1	16,438,202	27,884,726	1,619,370	39,802,986	3.9%
Fidelity Industrials Central Fund	19,083,057	2,926,055	5,379,656	16,214,599	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	17,124,585	732,577	25,813,690	4.2%
Fidelity Information Technology Central Fund	34,374,383	7,029,423	7,984,085	33,415,994	1.3%
Fidelity International Equity Central Fund	57,136,336	10,328,587	15,785,781	46,026,721	2.2%
Fidelity Investment Grade Bond Central Fund	397,927,512	92,398,064	56,009,672	429,038,240	5.8%
Fidelity Materials Central Fund	7,108,586	985,298	1,885,849	5,048,199	1.4%
Fidelity Real Estate Equity Central Fund	--	10,899,929	438,614	9,716,859	3.9%
Fidelity Telecom Services Central Fund	3,844,573	676,680	894,501	3,449,973	1.2%
Fidelity Utilities Central Fund	6,992,871	1,036,437	2,163,445	5,434,770	1.3%
Total	$696,703,918	$194,749,720	$138,876,127	$731,574,315

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$223,587,442	$223,587,442	$--	$--
Fixed-Income Central Funds	507,986,873	507,986,873	--	--
Money Market Central Funds	136,459,078	136,459,078	--	--
U.S. Treasury Obligations	1,180,013	--	1,180,013	--
Investment Companies	1,699,087	1,699,087	--	--
Total Investments in Securities:	$870,912,493	$869,732,480	$1,180,013	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(463,851)	$(463,851)	$--	$--
Total Liabilities	$(463,851)	$(463,851)	$--	$--
Total Derivative Instruments:	$(463,851)	$(463,851)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(463,851)
Total Equity Risk	0	(463,851)
Total Value of Derivatives	$0	$(463,851)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
United Kingdom	3.7%
Japan	1.6%
Mexico	1.3%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,972,204)	$2,879,100
Fidelity Central Funds (cost $812,300,970)	868,033,393
Total Investments (cost $815,273,174)		$870,912,493
Segregated cash with brokers for derivative instruments		24,100
Receivable for investments sold		13,958,418
Receivable for fund shares sold		556,918
Distributions receivable from Fidelity Central Funds		7,085
Receivable for daily variation margin for derivative instruments		363,376
Prepaid expenses		2,866
Other receivables		9,420
Total assets		885,834,676
Liabilities
Payable for investments purchased	$2,927,749
Payable for fund shares redeemed	775,776
Accrued management fee	304,602
Distribution and service plan fees payable	25,766
Other affiliated payables	87,761
Other payables and accrued expenses	58,080
Total liabilities		4,179,734
Net Assets		$881,654,942
Net Assets consist of:
Paid in capital		$867,181,612
Undistributed net investment income		1,529,997
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,230,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,173,998
Net Assets		$881,654,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,424,193 ÷ 2,101,594 shares)		$10.19
Maximum offering price per share (100/94.25 of $10.19)		$10.81
Class T:
Net Asset Value and redemption price per share ($11,098,153 ÷ 1,089,739 shares)		$10.18
Maximum offering price per share (100/96.50 of $10.18)		$10.55
Class B:
Net Asset Value and offering price per share ($546,215 ÷ 53,687 shares)(a)		$10.17
Class C:
Net Asset Value and offering price per share ($19,621,168 ÷ 1,934,521 shares)(a)		$10.14
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($820,206,310 ÷ 80,435,574 shares)		$10.20
Class I:
Net Asset Value, offering price and redemption price per share ($8,758,903 ÷ 858,886 shares)		$10.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$121,836
Interest		102
Income from Fidelity Central Funds		20,102,719
Total income		20,224,657
Expenses
Management fee	$3,608,089
Transfer agent fees	710,078
Distribution and service plan fees	302,259
Accounting fees and expenses	321,589
Custodian fees and expenses	965
Independent trustees' compensation	3,662
Registration fees	125,693
Audit	39,334
Legal	2,206
Miscellaneous	40,223
Total expenses before reductions	5,154,098
Expense reductions	(28,601)	5,125,497
Net investment income (loss)		15,099,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,542
Fidelity Central Funds	(30,423)
Foreign currency transactions	2,254
Futures contracts	529,254
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		707,878
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,068,105)
Assets and liabilities in foreign currencies	(1,470)
Futures contracts	(463,851)
Total change in net unrealized appreciation (depreciation)		(21,533,426)
Net gain (loss)		(20,825,548)
Net increase (decrease) in net assets resulting from operations		$(5,726,388)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,099,160	$11,368,732
Net realized gain (loss)	707,878	1,907,071
Change in net unrealized appreciation (depreciation)	(21,533,426)	27,736,996
Net increase (decrease) in net assets resulting from operations	(5,726,388)	41,012,799
Distributions to shareholders from net investment income	(14,360,533)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(37,450,989)	(22,773,302)
Share transactions - net increase (decrease)	108,456,289	197,925,492
Total increase (decrease) in net assets	65,278,912	216,164,989
Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,529,997 and undistributed net investment income of $791,371, respectively)	$881,654,942	$816,376,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateG	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	(.23)	.47	.44	.89	–B
Total from investment operations	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	(.22)	.46	.43	.89	.01
Total from investment operations	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateF	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.22)	.46	.44	.89	.01
Total from investment operations	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateE	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	(.22)	.47	.44	.90	–B
Total from investment operations	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateI	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.8	9.6
Fannie Mae	4.5	4.2
Freddie Mac	2.1	1.1
Ginnie Mae	1.7	1.6
Citigroup, Inc.	1.5	1.2
	17.6

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	16.5%
AAA,AA,A	9.0%
BBB	12.3%
BB and Below	8.9%
Not Rated	0.8%
Equities*	42.7%
Short-Term Investments and Net Other Assets	9.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.9
General Electric Co.	0.3	0.1
Medtronic PLC	0.3	0.2
Google, Inc. Class C	0.3	0.3
JPMorgan Chase & Co.	0.3	0.3
	1.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	21.3
Consumer Discretionary	7.2	7.8
Information Technology	5.9	6.8
Energy	5.8	6.2
Health Care	5.8	6.8

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	42.7%
Bond Class	46.0%
Short-Term Class	11.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 34.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	304,343	$2,014,752
Fidelity Consumer Discretionary Central Fund (a)	132,947	31,124,334
Fidelity Consumer Staples Central Fund (a)	104,146	21,075,028
Fidelity Emerging Markets Equity Central Fund (a)	47,598	8,204,387
Fidelity Energy Central Fund (a)	151,134	15,640,813
Fidelity Financials Central Fund (a)	607,119	49,091,613
Fidelity Health Care Central Fund (a)	107,888	35,184,313
Fidelity Industrials Central Fund (a)	118,043	24,751,343
Fidelity Information Technology Central Fund (a)	195,569	50,986,908
Fidelity International Equity Central Fund (a)	1,014,568	73,069,208
Fidelity Materials Central Fund (a)	40,866	7,702,422
Fidelity Real Estate Equity Central Fund (a)	115,742	11,101,926
Fidelity Telecom Services Central Fund (a)	33,933	5,267,814
Fidelity Utilities Central Fund (a)	57,570	8,293,008
TOTAL EQUITY CENTRAL FUNDS
(Cost $284,384,887)		343,507,869

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 6.1%
Fidelity Emerging Markets Debt Central Fund (a)	536,804	4,858,080
Fidelity Floating Rate Central Fund (a)	102,325	10,439,176
Fidelity High Income Central Fund 1 (a)	480,841	45,170,220

TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,467,476

Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	277,833	27,305,449
Fidelity Investment Grade Bond Central Fund (a)	4,011,300	425,077,464

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		452,382,913

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $513,018,754)		512,850,389

Money Market Central Funds - 12.1%
Fidelity Cash Central Fund, 0.18% (c)	71,662,781	71,662,781
Fidelity Money Market Central Fund, 0.33% (c)	49,789,398	49,789,398
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $121,452,179)		121,452,179
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,769,899)	1,770,000	1,770,018
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,037,468)	58,924	1,931,529
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $922,663,187)		981,511,984
NET OTHER ASSETS (LIABILITIES) - 1.7%		16,525,186
NET ASSETS - 100%		$998,037,170

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
318 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	30,348,330	$(449,959)
511 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	17,649,344	(187,299)
TOTAL FUTURES CONTRACTS		$ 47,997,674	$(637,258)

The face value of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,770,018.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,263
Fidelity Commodity Strategy Central Fund	2,518
Fidelity Consumer Discretionary Central Fund	457,488
Fidelity Consumer Staples Central Fund	544,615
Fidelity Emerging Markets Debt Central Fund	300,847
Fidelity Emerging Markets Equity Central Fund	100,866
Fidelity Energy Central Fund	337,369
Fidelity Financials Central Fund	793,859
Fidelity Floating Rate Central Fund	745,545
Fidelity Health Care Central Fund	230,177
Fidelity High Income Central Fund 1	2,169,108
Fidelity Industrials Central Fund	420,643
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	426,423
Fidelity International Equity Central Fund	2,437,813
Fidelity Investment Grade Bond Central Fund	11,832,205
Fidelity Materials Central Fund	186,632
Fidelity Money Market Central Fund	78,420
Fidelity Real Estate Equity Central Fund	221,136
Fidelity Telecom Services Central Fund	134,779
Fidelity Utilities Central Fund	256,369
Total	$21,763,075

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,097,081	$672,952	$121,917	$2,014,752	0.7%
Fidelity Consumer Discretionary Central Fund	28,519,121	7,562,452	7,889,223	31,124,334	2.1%
Fidelity Consumer Staples Central Fund	21,243,847	5,469,907	5,341,416	21,075,028	1.9%
Fidelity Emerging Markets Debt Central Fund	4,107,144	1,437,160	203,195	4,858,080	4.7%
Fidelity Emerging Markets Equity Central Fund	14,092,797	7,100,584	11,338,756	8,204,387	3.5%
Fidelity Energy Central Fund	19,008,861	6,424,308	2,623,727	15,640,813	1.9%
Fidelity Financials Central Fund	46,778,280	13,295,483	8,979,050	49,091,613	2.1%
Fidelity Floating Rate Central Fund	16,833,483	4,578,679	10,379,361	10,439,176	0.7%
Fidelity Health Care Central Fund	34,567,961	8,803,927	10,333,848	35,184,313	2.0%
Fidelity High Income Central Fund 1	16,306,904	33,649,349	1,530,618	45,170,220	4.5%
Fidelity Industrials Central Fund	25,559,578	7,206,330	7,131,332	24,751,343	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	18,460,138	656,568	27,305,449	4.4%
Fidelity Information Technology Central Fund	45,939,403	15,575,033	10,016,029	50,986,908	2.0%
Fidelity International Equity Central Fund	79,483,079	30,546,668	27,848,809	73,069,208	3.5%
Fidelity Investment Grade Bond Central Fund	351,285,747	134,496,588	55,237,463	425,077,464	5.7%
Fidelity Materials Central Fund	9,594,305	2,410,856	2,557,437	7,702,422	2.1%
Fidelity Real Estate Equity Central Fund	--	12,375,372	435,228	11,101,926	4.4%
Fidelity Telecom Services Central Fund	5,164,901	1,636,055	1,240,861	5,267,814	1.9%
Fidelity Utilities Central Fund	9,429,374	2,526,907	2,954,720	8,293,008	2.0%
Total	$739,666,906	$314,228,748	$166,819,558	$856,358,258

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$343,507,869	$343,507,869	$--	$--
Fixed-Income Central Funds	512,850,389	512,850,389	--	--
Money Market Central Funds	121,452,179	121,452,179	--	--
U.S. Treasury Obligations	1,770,018	--	1,770,018	--
Investment Companies	1,931,529	1,931,529	--	--
Total Investments in Securities:	$981,511,984	$979,741,966	$1,770,018	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(637,258)	$(637,258)	$--	$--
Total Liabilities	$(637,258)	$(637,258)	$--	$--
Total Derivative Instruments:	$(637,258)	$(637,258)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(637,258)
Total Equity Risk	0	(637,258)
Total Value of Derivatives	$0	$(637,258)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.8%
United Kingdom	4.1%
Japan	1.9%
Netherlands	1.4%
Mexico	1.3%
Cayman Islands	1.2%
Ireland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,807,367)	$3,701,547
Fidelity Central Funds (cost $918,855,820)	977,810,437
Total Investments (cost $922,663,187)		$981,511,984
Receivable for investments sold		21,127,337
Receivable for fund shares sold		1,234,884
Distributions receivable from Fidelity Central Funds		10,875
Receivable for daily variation margin for derivative instruments		484,235
Prepaid expenses		3,214
Other receivables		13,355
Total assets		1,004,385,884
Liabilities
Payable for investments purchased	$4,979,727
Payable for fund shares redeemed	833,425
Accrued management fee	345,406
Distribution and service plan fees payable	27,368
Other affiliated payables	102,559
Other payables and accrued expenses	60,229
Total liabilities		6,348,714
Net Assets		$998,037,170
Net Assets consist of:
Paid in capital		$983,686,169
Undistributed net investment income		4,646,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,505,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,210,354
Net Assets		$998,037,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,958,868 ÷ 2,980,579 shares)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class T:
Net Asset Value and redemption price per share ($9,308,616 ÷ 897,836 shares)		$10.37
Maximum offering price per share (100/96.50 of $10.37)		$10.75
Class B:
Net Asset Value and offering price per share ($609,495 ÷ 58,606 shares)(a)		$10.40
Class C:
Net Asset Value and offering price per share ($19,515,040 ÷ 1,888,015 shares)(a)		$10.34
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($917,607,333 ÷ 88,325,980 shares)		$10.39
Class I:
Net Asset Value, offering price and redemption price per share ($20,037,818 ÷ 1,929,280 shares)		$10.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$54,418
Interest		142
Income from Fidelity Central Funds		21,763,075
Total income		21,817,635
Expenses
Management fee	$3,916,732
Transfer agent fees	799,059
Distribution and service plan fees	309,738
Accounting fees and expenses	344,230
Custodian fees and expenses	931
Independent trustees' compensation	3,932
Registration fees	126,436
Audit	39,398
Legal	2,289
Miscellaneous	42,236
Total expenses before reductions	5,584,981
Expense reductions	(40,402)	5,544,579
Net investment income (loss)		16,273,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,582
Fidelity Central Funds	(4,223,398)
Foreign currency transactions	5,636
Futures contracts	(109,554)
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(4,043,806)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,292,840)
Assets and liabilities in foreign currencies	(1,185)
Futures contracts	(637,258)
Total change in net unrealized appreciation (depreciation)		(26,931,283)
Net gain (loss)		(30,975,089)
Net increase (decrease) in net assets resulting from operations		$(14,702,033)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,273,056	$10,941,317
Net realized gain (loss)	(4,043,806)	1,623,845
Change in net unrealized appreciation (depreciation)	(26,931,283)	31,586,072
Net increase (decrease) in net assets resulting from operations	(14,702,033)	44,151,234
Distributions to shareholders from net investment income	(14,342,957)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(38,765,919)	(25,746,653)
Share transactions - net increase (decrease)	226,957,042	276,870,491
Total increase (decrease) in net assets	173,489,090	295,275,072
Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $4,646,251 and undistributed net investment income of $2,714,089, respectively)	$998,037,170	$824,548,080

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.07	(.06)
Total from investment operations	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.06	(.05)
Total from investment operations	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.28)	.58	.67	1.06	(.06)
Total from investment operations	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$609	$1,189	$776	$839	$856
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.05)
Total from investment operations	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	(.28)	.59	.65	1.06	(.06)
Total from investment operations	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.06)
Total from investment operations	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	1.1
General Electric Co.	0.4	0.1
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.3
JPMorgan Chase & Co.	0.3	0.3
Bank of America Corp.	0.3	0.3
Amazon.com, Inc.	0.3	0.0
Citigroup, Inc.	0.3	0.4
Google, Inc. Class A	0.3	0.3
Facebook, Inc. Class A	0.3	0.5
	3.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.8
Consumer Discretionary	8.4	9.1
Information Technology	7.4	8.4
Health Care	6.8	7.9
Energy	6.2	6.5

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.3	8.5
Fannie Mae	4.0	3.7
Freddie Mac	1.9	1.0
Ginnie Mae	1.5	1.5
Citigroup, Inc.	1.3	1.1
	16.0

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	7.7%
BBB	10.8%
BB and Below	8.8%
Not Rated	0.7%
Equities*	52.8%
Short-Term Investments and Net Other Assets	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	52.6%
Bond Class	41.4%
Short-Term Class	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Asset Manager® 50%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 43.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,131,061	$14,107,624
Fidelity Consumer Discretionary Central Fund (a)	1,306,025	305,753,520
Fidelity Consumer Staples Central Fund (a)	1,022,911	206,996,342
Fidelity Emerging Markets Equity Central Fund (a)	462,171	79,664,448
Fidelity Energy Central Fund (a)	1,484,974	153,679,962
Fidelity Financials Central Fund (a)	5,962,925	482,162,133
Fidelity Health Care Central Fund (a)	1,059,659	345,575,850
Fidelity Industrials Central Fund (a)	1,159,332	243,088,770
Fidelity Information Technology Central Fund (a)	1,921,669	500,998,244
Fidelity International Equity Central Fund (a)	10,148,561	730,899,356
Fidelity Materials Central Fund (a)	401,495	75,673,855
Fidelity Real Estate Equity Central Fund (a)	884,106	84,803,465
Fidelity Telecom Services Central Fund (a)	333,231	51,730,713
Fidelity Utilities Central Fund (a)	564,956	81,381,954
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,291,056,003)		3,356,516,236

Fixed-Income Central Funds - 46.5%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,100,923	37,113,357
Fidelity Floating Rate Central Fund (a)	793,384	80,941,046
Fidelity High Income Central Fund 1 (a)	3,711,201	348,630,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		466,684,610

Investment Grade Fixed-Income Funds - 40.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,146,693	210,977,007
Fidelity Investment Grade Bond Central Fund (a)	27,368,900	2,900,282,297

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,111,259,304

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,461,978,804)		3,577,943,914

Money Market Central Funds - 7.6%
Fidelity Cash Central Fund, 0.18% (c)	501,136,580	501,136,580
Fidelity Money Market Central Fund, 0.33% (c)	55,429,503	55,429,503
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	25,299,500	25,299,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $581,865,583)		581,865,583
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $15,899,103)	15,900,000	15,900,150
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $15,764,376)	455,909	14,944,697
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $6,366,563,869)		7,547,170,580
NET OTHER ASSETS (LIABILITIES) - 1.8%		136,144,710
NET ASSETS - 100%		$7,683,315,290

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,644 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	252,330,140	$(3,505,180)
4,906 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	169,447,520	(1,952,378)
TOTAL FUTURES CONTRACTS		$421,777,660	$(5,457,558)

The face value of futures purchased as a percentage of Net Assets is 5.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,751,149.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$398,887
Fidelity Commodity Strategy Central Fund	19,736
Fidelity Consumer Discretionary Central Fund	4,872,830
Fidelity Consumer Staples Central Fund	5,764,168
Fidelity Emerging Markets Debt Central Fund	2,562,639
Fidelity Emerging Markets Equity Central Fund	1,048,959
Fidelity Energy Central Fund	3,598,434
Fidelity Financials Central Fund	8,566,553
Fidelity Floating Rate Central Fund	6,479,086
Fidelity Health Care Central Fund	2,476,342
Fidelity High Income Central Fund 1	18,466,207
Fidelity Industrials Central Fund	4,477,389
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	4,456,264
Fidelity International Equity Central Fund	25,949,495
Fidelity Investment Grade Bond Central Fund	89,429,826
Fidelity Materials Central Fund	2,005,557
Fidelity Money Market Central Fund	159,204
Fidelity Real Estate Equity Central Fund	1,834,393
Fidelity Securities Lending Cash Central Fund	3,865
Fidelity Telecom Services Central Fund	1,374,684
Fidelity Utilities Central Fund	2,738,239
Total	$186,682,757

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,470,784	$300,776	$1,491,141	$14,107,624	4.9%
Fidelity Consumer Discretionary Central Fund	349,029,597	8,599,989	88,498,633	305,753,520	20.5%
Fidelity Consumer Staples Central Fund	260,890,931	8,376,957	62,535,141	206,996,342	18.9%
Fidelity Emerging Markets Debt Central Fund	40,494,059	3,207,823	2,485,238	37,113,357	36.1%
Fidelity Emerging Markets Equity Central Fund	163,068,383	47,493,553	116,392,665	79,664,448	33.6%
Fidelity Energy Central Fund	235,160,131	20,795,078	24,792,152	153,679,962	19.1%
Fidelity Financials Central Fund	572,892,452	15,088,314	91,949,899	482,162,133	21.0%
Fidelity Floating Rate Central Fund	165,566,828	8,192,796	88,334,832	80,941,046	5.1%
Fidelity Health Care Central Fund	427,242,889	7,026,225	122,806,564	345,575,850	19.7%
Fidelity High Income Central Fund 1	158,322,446	234,191,514	17,867,762	348,630,207	34.4%
Fidelity Industrials Central Fund	311,842,081	8,030,000	72,344,496	243,088,770	20.7%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	123,894,578	7,167,555	210,977,007	34.0%
Fidelity Information Technology Central Fund	562,454,955	40,169,477	126,065,978	500,998,244	19.8%
Fidelity International Equity Central Fund	1,007,434,589	78,225,018	265,914,446	730,899,356	34.7%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	390,078,297	516,764,612	2,900,282,297	39.0%
Fidelity Materials Central Fund	117,717,077	3,227,754	28,210,874	75,673,855	21.1%
Fidelity Real Estate Equity Central Fund	--	95,688,061	4,393,469	84,803,465	33.8%
Fidelity Telecom Services Central Fund	59,838,623	2,184,838	7,562,575	51,730,713	18.7%
Fidelity Utilities Central Fund	116,214,245	3,976,982	32,224,504	81,381,954	20.0%
Total	$7,724,993,417	$1,098,748,030	$1,677,802,536	$6,934,460,150

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,356,516,236	$3,356,516,236	$--	$--
Fixed-Income Central Funds	3,577,943,914	3,577,943,914	--	--
Money Market Central Funds	581,865,583	581,865,583	--	--
U.S. Treasury Obligations	15,900,150	--	15,900,150	--
Investment Companies	14,944,697	14,944,697	--	--
Total Investments in Securities:	$7,547,170,580	$7,531,270,430	$15,900,150	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,457,558)	$(5,457,558)	$--	$--
Total Liabilities	$(5,457,558)	$(5,457,558)	$--	$--
Total Derivative Instruments:	$(5,457,558)	$(5,457,558)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,457,558)
Total Equity Risk	0	(5,457,558)
Total Value of Derivatives	$0	$(5,457,558)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
Cayman Islands	1.4%
Netherlands	1.4%
Mexico	1.3%
France	1.1%
Canada	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $5,474,260) — See accompanying schedule: Unaffiliated issuers (cost $31,663,480)	$30,844,847
Fidelity Central Funds (cost $6,334,900,389)	7,516,325,733
Total Investments (cost $6,366,563,869)		$7,547,170,580
Receivable for investments sold		210,326,232
Receivable for fund shares sold		2,223,456
Distributions receivable from Fidelity Central Funds		78,841
Receivable for daily variation margin for derivative instruments		4,077,584
Prepaid expenses		26,103
Other receivables		345,254
Total assets		7,764,248,050
Liabilities
Payable for investments purchased	$45,047,328
Payable for fund shares redeemed	5,748,062
Accrued management fee	3,242,930
Distribution and service plan fees payable	65,313
Other affiliated payables	1,031,459
Other payables and accrued expenses	498,168
Collateral on securities loaned, at value	25,299,500
Total liabilities		80,932,760
Net Assets		$7,683,315,290
Net Assets consist of:
Paid in capital		$7,201,962,086
Undistributed net investment income		33,911,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,701,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,175,142,838
Net Assets		$7,683,315,290
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,615,588 ÷ 4,325,214 shares)		$16.33
Maximum offering price per share (100/94.25 of $16.33)		$17.33
Class T:
Net Asset Value and redemption price per share ($30,381,022 ÷ 1,862,973 shares)		$16.31
Maximum offering price per share (100/96.50 of $16.31)		$16.90
Class B:
Net Asset Value and offering price per share ($2,415,287 ÷ 148,330 shares)(a)		$16.28
Class C:
Net Asset Value and offering price per share ($42,095,489 ÷ 2,596,379 shares)(a)		$16.21
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,504,374,306 ÷ 457,917,249 shares)		$16.39
Class I:
Net Asset Value, offering price and redemption price per share ($33,433,598 ÷ 2,043,411 shares)		$16.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$793,278
Interest		1,303
Income from Fidelity Central Funds		186,682,757
Total income		187,477,338
Expenses
Management fee	$40,921,542
Transfer agent fees	11,064,798
Distribution and service plan fees	789,465
Accounting and security lending fees	1,498,054
Custodian fees and expenses	1,663
Independent trustees' compensation	35,697
Depreciation in deferred trustee compensation account	(115)
Registration fees	163,755
Audit	43,055
Legal	51,305
Miscellaneous	323,606
Total expenses before reductions	54,892,825
Expense reductions	(600,696)	54,292,129
Net investment income (loss)		133,185,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,660,373
Fidelity Central Funds	221,488,501
Foreign currency transactions	61,176
Futures contracts	(2,572,713)
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		224,814,206
Change in net unrealized appreciation (depreciation) on: Investment securities	(457,441,185)
Assets and liabilities in foreign currencies	(6,315)
Futures contracts	(5,457,558)
Total change in net unrealized appreciation (depreciation)		(462,905,058)
Net gain (loss)		(238,090,852)
Net increase (decrease) in net assets resulting from operations		$(104,905,643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,185,209	$121,717,370
Net realized gain (loss)	224,814,206	110,762,468
Change in net unrealized appreciation (depreciation)	(462,905,058)	394,152,737
Net increase (decrease) in net assets resulting from operations	(104,905,643)	626,632,575
Distributions to shareholders from net investment income	(123,762,955)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,610)	(387,669,599)
Total distributions	(646,465,565)	(511,922,832)
Share transactions - net increase (decrease)	298,082,778	477,669,886
Total increase (decrease) in net assets	(453,288,430)	592,379,629
Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $33,911,470 and undistributed net investment income of $24,449,213, respectively)	$7,683,315,290	$8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.39)	(1.14)	(.20)B	(.26)C	(.24)
Net asset value, end of period	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnD,E	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateI	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateF	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.3
General Electric Co.	0.5	0.1
Medtronic PLC	0.5	0.4
Google, Inc. Class C	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Bank of America Corp.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Citigroup, Inc.	0.4	0.4
Google, Inc. Class A	0.4	0.4
Facebook, Inc. Class A	0.4	0.6
	4.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	20.8
Consumer Discretionary	9.2	9.6
Information Technology	9.0	9.6
Health Care	7.9	9.2
Industrials	6.5	7.9

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	12.2%
AAA,AA,A	6.3%
BBB	8.8%
BB and Below	7.4%
Not Rated	0.5%
Equities*	62.6%
Short-Term Investments and Net Other Assets	2.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	62.2%
Bond Class	34.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	408,264	$2,702,710
Fidelity Consumer Discretionary Central Fund (a)	288,874	67,628,404
Fidelity Consumer Staples Central Fund (a)	226,268	45,787,630
Fidelity Emerging Markets Equity Central Fund (a)	101,542	17,502,737
Fidelity Energy Central Fund (a)	328,367	33,982,651
Fidelity Financials Central Fund (a)	1,318,993	106,653,771
Fidelity Health Care Central Fund (a)	234,358	76,428,696
Fidelity Industrials Central Fund (a)	256,471	53,776,839
Fidelity Information Technology Central Fund (a)	425,064	110,818,525
Fidelity International Equity Central Fund (a)	2,299,406	165,603,250
Fidelity Materials Central Fund (a)	88,809	16,738,695
Fidelity Real Estate Equity Central Fund (a)	161,381	15,479,638
Fidelity Telecom Services Central Fund (a)	73,706	11,442,186
Fidelity Utilities Central Fund (a)	124,976	18,002,811
TOTAL EQUITY CENTRAL FUNDS
(Cost $578,407,402)		742,548,543

Fixed-Income Central Funds - 39.2%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	747,625	6,766,010
Fidelity Floating Rate Central Fund (a)	135,318	13,805,161
Fidelity High Income Central Fund 1 (a)	673,610	63,278,896

TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,850,067

Investment Grade Fixed-Income Funds - 33.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	390,508	38,379,148
Fidelity Investment Grade Bond Central Fund (a)	3,992,424	423,077,126

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		461,456,274

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $543,953,175)		545,306,341

Money Market Central Funds - 4.5%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $62,792,822)	62,792,822	62,792,822
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $2,819,838)	2,820,000	2,820,027
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,877,608)	83,221	2,727,984
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $1,190,850,845)		1,356,195,717
NET OTHER ASSETS (LIABILITIES) - 2.6%		36,023,038
NET ASSETS - 100%		$1,392,218,755

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
494 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	47,144,890	$(595,204)
989 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	34,158,907	(354,492)
TOTAL FUTURES CONTRACTS		$81,303,797	$(949,696)

The face value of futures purchased as a percentage of Net Assets is 5.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,820,027.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,482
Fidelity Commodity Strategy Central Fund	3,593
Fidelity Consumer Discretionary Central Fund	1,020,923
Fidelity Consumer Staples Central Fund	1,215,760
Fidelity Emerging Markets Debt Central Fund	447,543
Fidelity Emerging Markets Equity Central Fund	205,579
Fidelity Energy Central Fund	754,731
Fidelity Financials Central Fund	1,768,577
Fidelity Floating Rate Central Fund	669,654
Fidelity Health Care Central Fund	516,890
Fidelity High Income Central Fund 1	3,260,783
Fidelity Industrials Central Fund	936,743
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	945,959
Fidelity International Equity Central Fund	5,664,547
Fidelity Investment Grade Bond Central Fund	12,785,730
Fidelity Materials Central Fund	417,821
Fidelity Real Estate Equity Central Fund	325,808
Fidelity Telecom Services Central Fund	292,629
Fidelity Utilities Central Fund	574,099
Total	$31,844,851

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,272,057	$593,956	$238,220	$2,702,710	0.9%
Fidelity Consumer Discretionary Central Fund	65,587,086	10,239,028	15,073,725	67,628,404	4.5%
Fidelity Consumer Staples Central Fund	48,995,079	7,566,968	10,315,351	45,787,630	4.2%
Fidelity Emerging Markets Debt Central Fund	6,409,677	1,471,620	407,895	6,766,010	6.6%
Fidelity Emerging Markets Equity Central Fund	27,387,377	13,344,694	20,192,479	17,502,737	7.4%
Fidelity Energy Central Fund	44,754,610	9,529,641	4,178,854	33,982,651	4.2%
Fidelity Financials Central Fund	107,841,822	17,895,045	15,028,228	106,653,771	4.6%
Fidelity Floating Rate Central Fund	12,620,463	2,721,617	840,867	13,805,161	0.9%
Fidelity Health Care Central Fund	79,869,175	11,453,726	20,585,050	76,428,696	4.4%
Fidelity High Income Central Fund 1	24,479,691	46,435,928	2,969,885	63,278,896	6.3%
Fidelity Industrials Central Fund	58,752,305	9,796,886	13,065,463	53,776,839	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	24,618,960	1,217,630	38,379,148	6.2%
Fidelity Information Technology Central Fund	105,422,442	23,611,139	21,739,071	110,818,525	4.4%
Fidelity International Equity Central Fund	196,706,354	43,859,614	54,669,831	165,603,250	7.9%
Fidelity Investment Grade Bond Central Fund	409,665,548	97,888,906	78,975,029	423,077,126	5.7%
Fidelity Materials Central Fund	22,067,642	3,350,302	4,866,471	16,738,695	4.7%
Fidelity Real Estate Equity Central Fund	--	17,506,386	829,256	15,479,638	6.2%
Fidelity Telecom Services Central Fund	11,563,019	2,296,416	1,777,147	11,442,186	4.1%
Fidelity Utilities Central Fund	21,744,979	3,538,534	5,736,129	18,002,811	4.4%
Total	$1,262,346,072	$347,719,366	$272,706,581	$1,287,854,884

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$742,548,543	$742,548,543	$--	$--
Fixed-Income Central Funds	545,306,341	545,306,341	--	--
Money Market Central Funds	62,792,822	62,792,822	--	--
Other Short-Term Investments and Net Other Assets	2,820,027	--	2,820,027	--
Investment Companies	2,727,984	2,727,984	--	--
Total Investments in Securities:	$1,356,195,717	$1,353,375,690	$2,820,027	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(949,696)	$(949,696)	$--	$--
Total Liabilities	$(949,696)	$(949,696)	$--	$--
Total Derivative Instruments:	$(949,696)	$(949,696)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(949,696)
Total Equity Risk	0	(949,696)
Total Value of Derivatives	$0	$(949,696)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.1%
United Kingdom	4.9%
Japan	2.7%
Ireland	1.6%
Cayman Islands	1.5%
France	1.4%
Switzerland	1.3%
Canada	1.3%
Netherlands	1.3%
Mexico	1.2%
Others (Individually Less Than 1%)	9.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,697,446)	$5,548,011
Fidelity Central Funds (cost $1,185,153,399)	1,350,647,706
Total Investments (cost $1,190,850,845)		$1,356,195,717
Receivable for investments sold		46,356,278
Receivable for fund shares sold		814,859
Distributions receivable from Fidelity Central Funds		9,764
Receivable for daily variation margin for derivative instruments		716,118
Prepaid expenses		4,708
Other receivables		27,889
Total assets		1,404,125,333
Liabilities
Payable for investments purchased	$9,865,512
Payable for fund shares redeemed	1,083,813
Accrued management fee	650,103
Distribution and service plan fees payable	44,732
Other affiliated payables	193,514
Other payables and accrued expenses	68,904
Total liabilities		11,906,578
Net Assets		$1,392,218,755
Net Assets consist of:
Paid in capital		$1,330,387,126
Undistributed net investment income		16,884,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,447,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,394,044
Net Assets		$1,392,218,755
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($53,879,419 ÷ 5,080,596 shares)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class T:
Net Asset Value and redemption price per share ($16,209,570 ÷ 1,536,478 shares)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class B:
Net Asset Value and offering price per share ($1,227,214 ÷ 116,057 shares)(a)		$10.57
Class C:
Net Asset Value and offering price per share ($30,147,048 ÷ 2,892,187 shares)(a)		$10.42
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,275,181,467 ÷ 119,665,972 shares)		$10.66
Class I:
Net Asset Value, offering price and redemption price per share ($15,574,037 ÷ 1,460,897 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$194,542
Interest		256
Income from Fidelity Central Funds		31,844,851
Total income		32,039,649
Expenses
Management fee	$7,903,102
Transfer agent fees	1,732,989
Distribution and service plan fees	531,936
Accounting fees and expenses	577,890
Custodian fees and expenses	734
Independent trustees' compensation	5,996
Registration fees	141,191
Audit	39,728
Legal	3,581
Miscellaneous	53,897
Total expenses before reductions	10,991,044
Expense reductions	(113,393)	10,877,651
Net investment income (loss)		21,161,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	581,231
Fidelity Central Funds	(4,069,340)
Foreign currency transactions	11,166
Futures contracts	(230,229)
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(3,677,830)
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,468,759)
Assets and liabilities in foreign currencies	(1,132)
Futures contracts	(848,750)
Total change in net unrealized appreciation (depreciation)		(50,318,641)
Net gain (loss)		(53,996,471)
Net increase (decrease) in net assets resulting from operations		$(32,834,473)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,161,998	$15,720,508
Net realized gain (loss)	(3,677,830)	3,083,410
Change in net unrealized appreciation (depreciation)	(50,318,641)	75,693,397
Net increase (decrease) in net assets resulting from operations	(32,834,473)	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	210,192,200	322,567,151
Total increase (decrease) in net assets	95,365,657	362,240,795
Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $16,884,619 and undistributed net investment income of $13,192,699, respectively)	$1,392,218,755	$1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnB,C	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.60)	(.54)	(.14)B	(.04)	(.29)
Net asset value, end of period	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnC,D	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateE	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.5
General Electric Co.	0.6	0.1
Medtronic PLC	0.6	0.5
Google, Inc. Class C	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
Amazon.com, Inc.	0.5	0.2
Citigroup, Inc.	0.5	0.5
Google, Inc. Class A	0.5	0.5
Facebook, Inc. Class A	0.5	0.7
	5.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	20.2
Information Technology	10.9	11.2
Consumer Discretionary	10.0	10.5
Health Care	8.6	10.4
Industrials	7.5	8.5

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	8.7%
AAA,AA,A	4.4%
BBB	6.1%
BB and Below	6.3%
Not Rated	0.3%
Equities*	71.9%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	72.0%
Bond Class	24.9%
Short-Term Class	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 62.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,162,871	$7,698,208
Fidelity Consumer Discretionary Central Fund (a)	983,273	230,194,082
Fidelity Consumer Staples Central Fund (a)	770,047	155,826,673
Fidelity Emerging Markets Equity Central Fund (a)	410,810	70,811,304
Fidelity Energy Central Fund (a)	1,117,452	115,645,084
Fidelity Financials Central Fund (a)	4,489,652	363,033,248
Fidelity Health Care Central Fund (a)	797,815	260,183,460
Fidelity Industrials Central Fund (a)	872,923	183,034,580
Fidelity Information Technology Central Fund (a)	1,446,617	377,147,444
Fidelity International Equity Central Fund (a)	7,699,530	554,520,131
Fidelity Materials Central Fund (a)	302,280	56,973,772
Fidelity Real Estate Equity Central Fund (a)	468,612	44,949,237
Fidelity Telecom Services Central Fund (a)	250,950	38,957,433
Fidelity Utilities Central Fund (a)	425,213	61,251,917
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,872,183,996)		2,520,226,573

Fixed-Income Central Funds - 29.0%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,165,014	19,593,377
Fidelity Floating Rate Central Fund (a)	389,458	39,732,483
Fidelity High Income Central Fund 1 (a)	1,954,251	183,582,381

TOTAL HIGH YIELD FIXED-INCOME FUNDS		242,908,241

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,133,197	111,370,622
Fidelity Investment Grade Bond Central Fund (a)	7,683,387	814,208,509

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		925,579,131

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,164,640,749)		1,168,487,372

Money Market Central Funds - 5.5%
Fidelity Cash Central Fund, 0.18% (c)	191,142,791	191,142,791
Fidelity Money Market Central Fund, 0.33% (c)	4	4
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	31,250,750	31,250,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $222,393,545)		222,393,545
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $10,559,397)	10,560,000	10,560,093
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF(f)
(Cost $8,320,311)	240,625	7,887,688
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $3,278,097,998)		3,929,555,271
NET OTHER ASSETS (LIABILITIES) - 2.4%		95,121,494
NET ASSETS - 100%		$4,024,676,765

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,413 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	134,849,655	$(1,524,405)
3,715 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	128,311,768	(1,641,720)
TOTAL FUTURES CONTRACTS		$263,161,423	$(3,166,125)

The face value of futures purchased as a percentage of Net Assets is 6.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,230,092.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,361
Fidelity Commodity Strategy Central Fund	10,376
Fidelity Consumer Discretionary Central Fund	3,485,853
Fidelity Consumer Staples Central Fund	4,144,314
Fidelity Emerging Markets Debt Central Fund	1,307,028
Fidelity Emerging Markets Equity Central Fund	927,228
Fidelity Energy Central Fund	2,585,528
Fidelity Financials Central Fund	6,054,523
Fidelity Floating Rate Central Fund	1,942,498
Fidelity Health Care Central Fund	1,770,753
Fidelity High Income Central Fund 1	9,538,375
Fidelity Industrials Central Fund	3,188,394
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	3,221,763
Fidelity International Equity Central Fund	18,894,862
Fidelity Investment Grade Bond Central Fund	25,168,075
Fidelity Materials Central Fund	1,429,441
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	946,189
Fidelity Securities Lending Cash Central Fund	3,669
Fidelity Telecom Services Central Fund	961,744
Fidelity Utilities Central Fund	1,957,159
Total	$87,650,133

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$10,103,371	$673,895	$400,249	$7,698,208	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	15,709,141	44,833,366	230,194,082	15.5%
Fidelity Consumer Staples Central Fund	176,144,673	12,732,646	32,179,360	155,826,673	14.2%
Fidelity Emerging Markets Debt Central Fund	19,855,699	2,501,108	667,086	19,593,377	19.1%
Fidelity Emerging Markets Equity Central Fund	115,733,112	39,189,906	71,199,977	70,811,304	29.9%
Fidelity Energy Central Fund	167,317,558	14,659,732	9,600,693	115,645,084	14.4%
Fidelity Financials Central Fund	385,467,487	27,168,221	36,654,542	363,033,248	15.8%
Fidelity Floating Rate Central Fund	38,858,316	4,323,903	1,374,179	39,732,483	2.5%
Fidelity Health Care Central Fund	287,633,271	16,818,798	64,749,401	260,183,460	14.9%
Fidelity High Income Central Fund 1	74,152,556	128,139,814	5,033,097	183,582,381	18.1%
Fidelity Industrials Central Fund	209,749,006	14,745,707	36,278,139	183,034,580	15.6%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	74,750,815	1,965,653	111,370,622	18.0%
Fidelity Information Technology Central Fund	378,865,383	48,746,271	61,625,474	377,147,444	14.9%
Fidelity International Equity Central Fund	730,319,960	79,016,917	185,594,352	554,520,131	26.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	140,386,591	184,048,828	814,208,509	11.0%
Fidelity Materials Central Fund	79,084,304	5,901,886	14,398,810	56,973,772	15.9%
Fidelity Real Estate Equity Central Fund	--	49,692,516	1,348,405	44,949,237	17.9%
Fidelity Telecom Services Central Fund	40,322,450	3,558,349	2,751,454	38,957,433	14.1%
Fidelity Utilities Central Fund	78,119,318	5,899,981	17,769,712	61,251,917	15.1%
Total	$3,934,082,825	$684,616,197	$772,472,777	$3,688,713,945

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,520,226,573	$2,520,226,573	$--	$--
Fixed-Income Central Funds	1,168,487,372	1,168,487,372	--	--
Money Market Central Funds	222,393,545	222,393,545	--	--
Other Short-Term Investments and Net Other Assets	10,560,093	--	10,560,093	--
Investment Companies	7,887,688	7,887,688	--	--
Total Investments in Securities:	$3,929,555,271	$3,918,995,178	$10,560,093	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,166,125)	$(3,166,125)	$--	$--
Total Liabilities	$(3,166,125)	$(3,166,125)	$--	$--
Total Derivative Instruments:	$(3,166,125)	$(3,166,125)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,166,125)
Total Equity Risk	0	(3,166,125)
Total Value of Derivatives	$0	$(3,166,125)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.8%
United Kingdom	4.9%
Japan	2.9%
Ireland	2.2%
Cayman Islands	1.8%
France	1.6%
Switzerland	1.5%
Canada	1.3%
Netherlands	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $7,886,868) — See accompanying schedule: Unaffiliated issuers (cost $18,879,708)	$18,447,781
Fidelity Central Funds (cost $3,259,218,290)	3,911,107,490
Total Investments (cost $3,278,097,998)		$3,929,555,271
Receivable for investments sold		160,111,782
Receivable for fund shares sold		2,313,460
Distributions receivable from Fidelity Central Funds		32,793
Receivable for daily variation margin for derivative instruments		2,352,029
Prepaid expenses		13,712
Other receivables		148,699
Total assets		4,094,527,746
Liabilities
Payable for investments purchased	$34,161,747
Payable for fund shares redeemed	1,660,646
Accrued management fee	1,874,812
Distribution and service plan fees payable	95,136
Other affiliated payables	593,601
Other payables and accrued expenses	214,289
Collateral on securities loaned, at value	31,250,750
Total liabilities		69,850,981
Net Assets		$4,024,676,765
Net Assets consist of:
Paid in capital		$3,723,502,338
Undistributed net investment income		45,440,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(392,557,558)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		648,291,304
Net Assets		$4,024,676,765
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,849,143 ÷ 7,158,182 shares)		$18.84
Maximum offering price per share (100/94.25 of $18.84)		$19.99
Class T:
Net Asset Value and redemption price per share ($46,684,852 ÷ 2,480,415 shares)		$18.82
Maximum offering price per share (100/96.50 of $18.82)		$19.50
Class B:
Net Asset Value and offering price per share ($2,365,437 ÷ 124,735 shares)(a)		$18.96
Class C:
Net Asset Value and offering price per share ($52,859,938 ÷ 2,828,167 shares)(a)		$18.69
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,745,336,004 ÷ 198,239,717 shares)		$18.89
Class I:
Net Asset Value, offering price and redemption price per share ($42,581,391 ÷ 2,252,884 shares)		$18.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$799,067
Interest		988
Income from Fidelity Central Funds		87,650,133
Total income		88,450,188
Expenses
Management fee	$23,211,996
Transfer agent fees	5,779,829
Distribution and service plan fees	1,210,113
Accounting and security lending fees	1,334,987
Custodian fees and expenses	1,202
Independent trustees' compensation	18,100
Depreciation in deferred trustee compensation account	(36)
Registration fees	134,184
Audit	35,297
Legal	23,495
Interest	79
Miscellaneous	166,105
Total expenses before reductions	31,915,351
Expense reductions	(374,070)	31,541,281
Net investment income (loss)		56,908,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,838,266
Fidelity Central Funds	(6,673,249)
Foreign currency transactions	53,631
Futures contracts	(3,378,683)
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		(7,071,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	(163,068,293)
Assets and liabilities in foreign currencies	156
Futures contracts	(3,069,874)
Total change in net unrealized appreciation (depreciation)		(166,138,011)
Net gain (loss)		(173,209,833)
Net increase (decrease) in net assets resulting from operations		$(116,300,926)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,908,907	$49,356,857
Net realized gain (loss)	(7,071,822)	54,325,602
Change in net unrealized appreciation (depreciation)	(166,138,011)	252,116,796
Net increase (decrease) in net assets resulting from operations	(116,300,926)	355,799,255
Distributions to shareholders from net investment income	(52,308,569)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,277)	(13,342,022)
Total distributions	(357,516,846)	(52,740,505)
Share transactions - net increase (decrease)	476,784,885	209,167,082
Total increase (decrease) in net assets	2,967,113	512,225,832
Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $45,440,681 and undistributed net investment income of $40,817,625, respectively)	$4,024,676,765	$4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.77)B	(.18)	(.17)	(.17)C	(.17)
Net asset value, end of period	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnD,E	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateH	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateF	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.8
General Electric Co.	0.8	0.1
Medtronic PLC	0.7	0.6
Google, Inc. Class C	0.7	0.6
JPMorgan Chase & Co.	0.6	0.6
Bank of America Corp.	0.6	0.6
Amazon.com, Inc.	0.6	0.2
Citigroup, Inc.	0.6	0.6
Google, Inc. Class A	0.6	0.6
Facebook, Inc. Class A	0.6	0.9
	7.2

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	19.2
Information Technology	13.3	13.5
Consumer Discretionary	11.7	12.0
Health Care	10.3	12.3
Industrials	8.6	9.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	2.7%
AAA,AA,A	1.5%
BBB	1.5%
BB and Below	4.0%
Not Rated	0.1%
Equities	88.1%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

As of March 31, 2015
Stock Class and Equity Futures	88.0%
Bond Class	9.6%
Short-Term Class	2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 32.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 78.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	468,253	$109,622,730
Fidelity Consumer Staples Central Fund (a)	366,708	74,206,979
Fidelity Emerging Markets Equity Central Fund (a)	177,617	30,615,907
Fidelity Energy Central Fund (a)	532,190	55,076,316
Fidelity Financials Central Fund (a)	2,138,129	172,889,091
Fidelity Health Care Central Fund (a)	379,912	123,896,753
Fidelity Industrials Central Fund (a)	415,738	87,171,964
Fidelity Information Technology Central Fund (a)	688,795	179,575,781
Fidelity International Equity Central Fund (a)	3,549,299	255,620,526
Fidelity Materials Central Fund (a)	143,947	27,131,124
Fidelity Real Estate Equity Central Fund (a)	177,501	17,025,892
Fidelity Telecom Services Central Fund (a)	119,503	18,551,588
Fidelity Utilities Central Fund (a)	202,478	29,166,916
TOTAL EQUITY CENTRAL FUNDS
(Cost $908,335,896)		1,180,551,567

Fixed-Income Central Funds - 14.1%
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,862	25,900
Fidelity Floating Rate Central Fund (a)	147,220	15,019,413
Fidelity High Income Central Fund 1 (a)	531,871	49,963,955

TOTAL HIGH YIELD FIXED-INCOME FUNDS		65,009,268

Investment Grade Fixed-Income Funds - 9.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	269,198	26,456,810
Fidelity Investment Grade Bond Central Fund (a)	1,136,555	120,440,753

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		146,897,563

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $217,107,634)		211,906,831

Money Market Central Funds - 3.2%
Fidelity Cash Central Fund, 0.18% (c)	31,413,255	31,413,255
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	16,862,750	16,862,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $48,276,005)		48,276,005
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $3,489,812)	3,490,000	3,490,025
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $3,137,150)	90,727	2,974,031

Fixed-Income Funds - 1.2%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $19,274,800)	146,712	18,124,800
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $1,199,621,297)		1,465,323,259
NET OTHER ASSETS (LIABILITIES) - 2.9%		44,503,364
NET ASSETS - 100%		$1,509,826,623

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
445 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	42,468,575	$(238,683)
1,559 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	53,846,042	(618,871)
TOTAL FUTURES CONTRACTS		$96,314,617	$(857,554)

The face value of futures purchased as a percentage of Net Assets is 6.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,360,025.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,905
Fidelity Commodity Strategy Central Fund	0
Fidelity Consumer Discretionary Central Fund	1,570,112
Fidelity Consumer Staples Central Fund	1,901,320
Fidelity Emerging Markets Debt Central Fund	28,801
Fidelity Emerging Markets Equity Central Fund	371,376
Fidelity Energy Central Fund	1,231,879
Fidelity Financials Central Fund	2,718,606
Fidelity Floating Rate Central Fund	719,326
Fidelity Health Care Central Fund	801,036
Fidelity High Income Central Fund 1	2,820,727
Fidelity Industrials Central Fund	1,427,088
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,495,310
Fidelity International Equity Central Fund	8,699,169
Fidelity Investment Grade Bond Central Fund	3,154,665
Fidelity Materials Central Fund	628,903
Fidelity Real Estate Equity Central Fund	351,216
Fidelity Securities Lending Cash Central Fund	21,279
Fidelity Telecom Services Central Fund	472,892
Fidelity Utilities Central Fund	893,893
Total	$29,328,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,001,573	$14,591	$4,007,159	$--	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	15,229,181	28,166,656	109,622,730	7.4%
Fidelity Consumer Staples Central Fund	84,571,562	9,559,590	18,823,826	74,206,979	6.8%
Fidelity Emerging Markets Debt Central Fund	7,845,467	67,500	7,830,591	25,900	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	18,608,822	30,263,434	30,615,907	12.9%
Fidelity Energy Central Fund	80,552,685	8,724,468	7,019,517	55,076,316	6.9%
Fidelity Financials Central Fund	185,588,261	31,342,365	36,075,181	172,889,091	7.5%
Fidelity Floating Rate Central Fund	15,312,201	2,393,271	1,947,831	15,019,413	0.9%
Fidelity Health Care Central Fund	137,843,581	14,054,797	34,418,236	123,896,753	7.1%
Fidelity High Income Central Fund 1	29,906,639	29,228,738	5,116,835	49,963,955	4.9%
Fidelity Industrials Central Fund	101,199,635	14,832,991	24,971,090	87,171,964	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	20,417,653	9,358,695	26,456,810	4.3%
Fidelity Information Technology Central Fund	180,363,403	22,047,838	26,102,723	179,575,781	7.1%
Fidelity International Equity Central Fund	344,525,328	57,102,583	111,555,899	255,620,526	12.1%
Fidelity Investment Grade Bond Central Fund	137,496,728	101,571,957	117,210,289	120,440,753	1.6%
Fidelity Materials Central Fund	37,821,930	4,168,777	8,423,608	27,131,124	7.6%
Fidelity Real Estate Equity Central Fund	--	18,947,042	647,871	17,025,892	6.8%
Fidelity Telecom Services Central Fund	19,526,034	2,816,101	2,772,684	18,551,588	6.7%
Fidelity Utilities Central Fund	37,683,012	4,438,696	10,424,629	29,166,916	7.2%
Total	$1,580,570,591	$375,566,961	$485,136,754	$1,392,458,398

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,180,551,567	$1,180,551,567	$--	$--
Fixed-Income Central Funds	211,906,831	211,906,831	--	--
Money Market Central Funds	48,276,005	48,276,005	--	--
Other Short-Term Investments and Net Other Assets	3,490,025	--	3,490,025	--
Investment Companies	2,974,031	2,974,031	--	--
Fixed-Income Funds	18,124,800	18,124,800	--	--
Total Investments in Securities:	$1,465,323,259	$1,461,833,234	$3,490,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(857,554)	$(857,554)	$--	$--
Total Liabilities	$(857,554)	$(857,554)	$--	$--
Total Derivative Instruments:	$(857,554)	$(857,554)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(857,554)
Total Equity Risk	0	(857,554)
Total Value of Derivatives	$0	$(857,554)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	67.7%
United Kingdom	5.7%
Japan	3.3%
Ireland	2.5%
Cayman Islands	2.0%
France	1.8%
Switzerland	1.7%
Canada	1.6%
Netherlands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $16,562,546) — See accompanying schedule: Unaffiliated issuers (cost $25,901,762)	$24,588,856
Fidelity Central Funds (cost $1,173,719,535)	1,440,734,403
Total Investments (cost $1,199,621,297)		$1,465,323,259
Receivable for investments sold		76,840,606
Receivable for fund shares sold		920,917
Distributions receivable from Fidelity Central Funds		7,982
Receivable for daily variation margin for derivative instruments		711,394
Prepaid expenses		5,191
Other receivables		41,279
Total assets		1,543,850,628
Liabilities
Payable for investments purchased	$15,139,004
Payable for fund shares redeemed	920,967
Accrued management fee	705,071
Distribution and service plan fees payable	52,740
Other affiliated payables	248,801
Other payables and accrued expenses	94,672
Collateral on securities loaned, at value	16,862,750
Total liabilities		34,024,005
Net Assets		$1,509,826,623
Net Assets consist of:
Paid in capital		$1,402,534,984
Undistributed net investment income		14,146,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(171,698,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,844,513
Net Assets		$1,509,826,623
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,005,867 ÷ 4,279,454 shares)		$15.42
Maximum offering price per share (100/94.25 of $15.42)		$16.36
Class T:
Net Asset Value and redemption price per share ($18,990,708 ÷ 1,239,397 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,536,775 ÷ 99,999 shares)(a)		$15.37
Class C:
Net Asset Value and offering price per share ($34,590,243 ÷ 2,284,073 shares)(a)		$15.14
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,350,006,479 ÷ 86,766,815 shares)		$15.56
Class I:
Net Asset Value, offering price and redemption price per share ($38,696,551 ÷ 2,495,455 shares)		$15.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$541,059
Interest		382
Income from Fidelity Central Funds		29,328,503
Total income		29,869,944
Expenses
Management fee	$8,644,631
Transfer agent fees	2,466,616
Distribution and service plan fees	640,564
Accounting and security lending fees	491,616
Custodian fees and expenses	884
Independent trustees' compensation	6,652
Registration fees	132,876
Audit	44,916
Legal	5,244
Interest	69
Miscellaneous	82,989
Total expenses before reductions	12,517,057
Expense reductions	(159,569)	12,357,488
Net investment income (loss)		17,512,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	762,634
Fidelity Central Funds	(24,330,876)
Foreign currency transactions	20,321
Futures contracts	(885,949)
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(24,433,751)
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,986,440)
Assets and liabilities in foreign currencies	105
Futures contracts	(712,003)
Total change in net unrealized appreciation (depreciation)		(60,698,338)
Net gain (loss)		(85,132,089)
Net increase (decrease) in net assets resulting from operations		$(67,619,633)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,512,456	$17,262,135
Net realized gain (loss)	(24,433,751)	19,043,349
Change in net unrealized appreciation (depreciation)	(60,698,338)	112,623,173
Net increase (decrease) in net assets resulting from operations	(67,619,633)	148,928,657
Distributions to shareholders from net investment income	(18,161,462)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,346)	(32,360,551)
Total distributions	(137,384,808)	(44,433,049)
Share transactions - net increase (decrease)	122,331,834	252,813,012
Total increase (decrease) in net assets	(82,672,607)	357,308,620
Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $14,146,110 and undistributed net investment income of $14,778,904, respectively)	$1,509,826,623	$1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateI	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

		September 30,
Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.66)	(.59)B	(.20)C	(.19)	(.19)
Net asset value, end of period	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnD	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign SecuritiesFuturesRepurchase AgreementsRestricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign SecuritiesLoans & Direct Debt InstrumentsRestricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign SecuritiesFuturesRestricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued SecuritiesForeign SecuritiesFuturesRepurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued SecuritiesLoans & Direct Debt InstrumentsRepurchase AgreementsRestricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued SecuritiesFuturesRepurchase AgreementsRestricted SecuritiesSwaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Repurchase Agreements	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,730,887,999	$72,533,620	$(45,422,809)	$27,110,811
Fidelity Asset Manager 30%%	868,903,215	18,070,944	(16,061,666)	2,009,278
Fidelity Asset Manager 40%%	980,418,317	26,517,673	(25,424,006)	1,093,667
Fidelity Asset Manager 50%%	7,343,497,564	349,591,868	(145,918,852)	203,673,016
Fidelity Asset Manager 60%%	1,336,265,768	54,284,248	(34,354,299)	19,929,949
Fidelity Asset Manager 70%%	3,802,518,207	296,747,047	(169,709,983)	127,037,064
Fidelity Asset Manager 85%%	1,415,535,740	103,321,081	(53,533,562)	49,787,519

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%%	$17,136,226	$72,608,447	$27,069,289
Fidelity Asset Manager 30%%	1,669,201	10,804,932	1,999,198
Fidelity Asset Manager 40%%	4,799,356	8,471,004	1,080,641
Fidelity Asset Manager 50%%	42,461,244	235,578,636	203,535,232
Fidelity Asset Manager 60%%	17,537,742	24,391,879	19,902,008
Fidelity Asset Manager 70%%	48,515,414	125,774,249	126,943,430
Fidelity Asset Manager 85%%	14,680,616	42,863,368	49,747,655

The tax character of distributions paid was as follows:

September 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$126,697,785	$106,777,049	$233,474,834
Fidelity Asset Manager 30%%	20,946,737	16,504,252	37,450,989
Fidelity Asset Manager 40%%	21,320,945	17,444,974	38,765,919
Fidelity Asset Manager 50%%	275,342,241	371,123,324	646,465,565
Fidelity Asset Manager 60%%	34,912,378	47,079,692	81,992,070
Fidelity Asset Manager 70%%	104,442,356	253,074,490	357,516,846
Fidelity Asset Manager 85%%	49,993,344	87,391,464	137,384,808

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$91,224,403	$88,160,063	$179,384,466
Fidelity Asset Manager 30%%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%%	52,740,505	–	52,740,505
Fidelity Asset Manager 85%%	21,096,710	23,336,339	44,433,049

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$3,775,138	$(2,584,211)
Totals(a)	$3,775,138	$(2,584,211)
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$529,254	$(463,851)
Totals(a)	$529,254	$(463,851)
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$(109,554)	$(637,258)
Totals(a)	$(109,554)	$(637,258)
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$(2,572,713)	$(5,457,558)
Totals(a)	$(2,572,713)	$(5,457,558)
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$(230,229)	$(848,750)
Totals(a)	$(230,229)	$(848,750)
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$(3,378,683)	$(3,069,874)
Totals(a)	$(3,378,683)	$(3,069,874)
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$(885,949)	$(712,003)
Totals(a)	$(885,949)	$(712,003)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	762,795,461	948,164,434
Fidelity Asset Manager 30%%	222,405,831	164,926,291
Fidelity Asset Manager 40%%	341,292,252	192,417,610
Fidelity Asset Manager 50%%	1,350,968,666	1,893,827,146
Fidelity Asset Manager 60%%	396,516,342	315,322,489
Fidelity Asset Manager 70%%	842,056,763	911,282,627
Fidelity Asset Manager 85%%	448,881,872	532,323,660

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$97,925	$700
Class T	.25%	.25%	100,657	175
Class B	.75%	.25%	18,181	13,639
Class C	.75%	.25%	275,515	54,571
			$492,278	$69,085
Fidelity Asset Manager 30%
Class A	- %	.25%	$53,840	$1,873
Class T	.25%	.25%	52,988	–
Class B	.75%	.25%	6,972	5,334
Class C	.75%	.25%	188,459	54,428
			$302,259	$61,635
Fidelity Asset Manager 40%
Class A	- %	.25%	$71,699	$4,422
Class T	.25%	.25%	45,904	84
Class B	.75%	.25%	9,459	7,103
Class C	.75%	.25%	182,676	54,282
			$309,738	$65,891
Fidelity Asset Manager 50%
Class A	- %	.25%	$182,734	$2,503
Class T	.25%	.25%	168,219	667
Class B	.75%	.25%	30,424	22,842
Class C	.75%	.25%	408,088	81,644
			$789,465	$107,656
Fidelity Asset Manager 60%
Class A	- %	.25%	$139,716	$4,631
Class T	.25%	.25%	82,290	–
Class B	.75%	.25%	15,219	11,471
Class C	.75%	.25%	294,711	63,137
			$531,936	$79,239
Fidelity Asset Manager 70%
Class A	- %	.25%	$366,200	$9,898
Class T	.25%	.25%	249,270	295
Class B	.75%	.25%	33,527	25,164
Class C	.75%	.25%	561,116	81,721
			$1,210,113	$117,078
Fidelity Asset Manager 85%
Class A	- %	.25%	$175,217	$3,503
Class T	.25%	.25%	100,394	–
Class B	.75%	.25%	20,972	15,732
Class C	.75%	.25%	343,981	84,091
			$640,564	$103,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$13,658
Class T	5,654
Class B(a)	611
Class C(a)	8,406
$28,329
Fidelity Asset Manager 30%
Class A	$15,704
Class T	9,370
Class B(a)	1,392
Class C(a)	2,838
$29,304
Fidelity Asset Manager 40%
Class A	$29,504
Class T	4,328
Class B(a)	113
Class C(a)	4,997
$38,942
Fidelity Asset Manager 50%
Class A	$49,434
Class T	12,610
Class B(a)	1,883
Class C(a)	5,387
$69,314
Fidelity Asset Manager 60%
Class A	$47,507
Class T	11,501
Class B(a)	652
Class C(a)	4,467
$64,127
Fidelity Asset Manager 70%
Class A	$68,131
Class T	18,448
Class B(a)	2,014
Class C(a)	5,424
$94,017
Fidelity Asset Manager 85%
Class A	$56,597
Class T	8,662
Class B(a)	838
Class C(a)	5,906
$72,003

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$55,217.14
Class T	31,381.16
Class B	2,422.13
Class C	42,668.15
Asset Manager 20%%	4,073,086.08
Class I	19,421.13
	$4,224,195
Fidelity Asset Manager 30%
Class A	$29,719.14
Class T	16,102.15
Class B	998.14
Class C	27,373.15
Asset Manager 30%%	624,056.08
Class I	11,830.14
	$710,078
Fidelity Asset Manager 40%
Class A	$36,753.13
Class T	12,840.14
Class B	1,090.12
Class C	27,830.15
Asset Manager 40%%	707,987.08
Class I	12,559.13
	$799,059
Fidelity Asset Manager 50%
Class A	$134,106.18
Class T	66,667.20
Class B	5,303.17
Class C	81,426.20
Asset Manager 50%%	10,721,173.13
Class I	56,123.18
	$11,064,798
Fidelity Asset Manager 60%
Class A	$100,398.18
Class T	30,653.19
Class B	2,934.19
Class C	55,819.19
Asset Manager 60%%	1,518,474.11
Class I	24,711.16
	$1,732,989
Fidelity Asset Manager 70%
Class A	$278,434.19
Class T	98,542.20
Class B	9,159.27
Class C	109,808.20
Asset Manager 70%%	5,209,735.13
Class I	74,151.17
	$5,779,829
Fidelity Asset Manager 85%
Class A	$143,600.20
Class T	46,955.23
Class B	4,734.23
Class C	72,838.21
Asset Manager 85%%	2,130,221.15
Class I	68,268.16
	$2,466,616

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 70%	Borrower	$8,457,000.34%		$79
Fidelity Asset Manager 85%	Borrower	7,318,000.34%		69

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$7,361
Fidelity Asset Manager 30%%	1,238
Fidelity Asset Manager 40%%	1,303
Fidelity Asset Manager 50%%	11,961
Fidelity Asset Manager 60%%	2,023
Fidelity Asset Manager 70%%	6,064
Fidelity Asset Manager 85%%	2,278

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$1,523
Fidelity Asset Manager 50%%	3,865
Fidelity Asset Manager 70%%	3,669
Fidelity Asset Manager 85%%	21,279

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%%	$109,287	$1
Fidelity Asset Manager 30%%	26,514	4
Fidelity Asset Manager 40%%	38,064	6
Fidelity Asset Manager 50%%	386,435	15
Fidelity Asset Manager 60%%	80,975	–
Fidelity Asset Manager 70%%	268,971	–
Fidelity Asset Manager 85%%	120,638	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$11,387
Fidelity Asset Manager 30%%	2,057
Fidelity Asset Manager 40%%	2,295
Fidelity Asset Manager 50%%	32,895
Fidelity Asset Manager 60%%	5,985
Fidelity Asset Manager 70%%	17,302
Fidelity Asset Manager 85%%	6,530

Class-Level Amount
Fidelity Asset Manager 20%%
Asset Manager 20%%	$503
Fidelity Asset Manager 30%%
Asset Manager 30%%	$26
Fidelity Asset Manager 40%%
Asset Manager 40%%	$37
Fidelity Asset Manager 50%%
Class A	$1,656
Class T	712
Class B	83
Class C	802
Asset Manager 50%%	177,481
Class I	617
Fidelity Asset Manager 60%%
Class A	$1,133
Class T	331
Class B	39
Class C	507
Asset Manager 60%%	24,154
Class I	269
Fidelity Asset Manager 70%%
Class A	$3,140
Class T	1,079
Class B	102
Class C	1,166
Asset Manager 70%%	81,428
Class I	882
Fidelity Asset Manager 85%%
Class A	$1,701
Class T	371
Class B	62
Class C	613
Asset Manager 85%%	29,049
Class I	605

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
Fidelity Asset Manager 20%
From net investment income
Class A	$501,145	$457,824
Class T	205,919	174,877
Class B	9,455	9,028
Class C	145,536	96,743
Asset Manager 20%%	77,740,992	70,415,197
Class I	229,164	439,951
Total	$78,832,211	$71,593,620
From net realized gain
Class A	$1,200,191	$933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%%	151,471,697	105,090,102
Class I	437,001	718,662
Total	$154,642,623	$107,790,846
Fidelity Asset Manager 30%%
From net investment income
Class A	$294,578	$221,593
Class T	119,614	78,864
Class B	4,113	4,802
Class C	121,872	80,716
Asset Manager 30%%	13,687,215	10,862,174
Class I	133,141	126,683
Total	$14,360,533	$11,374,832
From net realized gain
Class A	$561,549	$275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%%	21,489,587	10,615,906
Class I	240,640	138,169
Total	$23,090,456	$11,398,470
Fidelity Asset Manager 40%%
From net investment income
Class A	$359,813	$269,328
Class T	92,069	82,133
Class B	3,851	6,682
Class C	98,718	82,661
Asset Manager 40%%	13,653,307	10,151,960
Class I	135,199	34,433
Total	$14,342,957	$10,627,197
From net realized gain
Class A	$758,501	$452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%%	22,793,923	14,138,549
Class I	122,859	36,402
Total	$24,422,962	$15,119,456
Fidelity Asset Manager 50%%
From net investment income
Class A	$896,424	$918,247
Class T	320,881	316,199
Class B	13,923	20,500
Class C	196,715	204,799
Asset Manager 50%%	121,864,493	122,376,822
Class I	470,519	416,666
Total	$123,762,955	$124,253,233
From net realized gain
Class A	$4,639,740	$3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,640	1,732,377
Asset Manager 50%%	511,052,903	379,416,820
Class I	2,101,067	1,258,832
Total	$522,702,610	$387,669,599
Fidelity Asset Manager 60%%
From net investment income
Class A	$562,334	$356,588
Class T	119,094	80,854
Class B	2,508	–
Class C	106,137	69,650
Asset Manager 60%%	16,510,467	10,035,862
Class I	174,917	83,544
Total	$17,475,457	$10,626,498
From net realized gain
Class A	$2,600,794	$1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%%	59,118,120	40,223,730
Class I	647,193	370,405
Total	$64,516,613	$44,197,173
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,479,841	$1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%%	49,763,392	37,644,867
Class I	526,159	385,345
Total	$52,308,569	$39,398,483
From net realized gain
Class A	$10,888,363	$474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%%	283,051,294	12,380,976
Class I	3,091,422	131,408
Total	$305,208,277	$13,342,022
Fidelity Asset Manager 85%%
From net investment income
Class A	$638,758	$513,103
Class T	138,492	68,362
Class B	528	–
Class C	109,437	15,442
Asset Manager 85%%	16,718,884	11,337,929
Class I	555,363	137,662
Total	$18,161,462	$12,072,498
From net realized gain
Class A	$5,458,131	$1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,764	593,821
Asset Manager 85%%	106,034,873	29,066,321
Class I	3,430,748	359,450
Total	$119,223,346	$32,360,551

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Fidelity Asset Manager 20%
Class A
Shares sold	746,097	783,612	$9,956,350	$10,575,925
Reinvestment of distributions	124,579	102,139	1,642,519	1,355,011
Shares redeemed	(723,345)	(1,265,498)	(9,655,193)	(17,064,545)
Net increase (decrease)	147,331	(379,747)	$1,943,676	$(5,133,609)
Class T
Shares sold	258,937	355,085	$3,439,733	$4,797,729
Reinvestment of distributions	56,730	40,508	746,401	536,101
Shares redeemed	(383,129)	(323,786)	(5,111,207)	(4,370,396)
Net increase (decrease)	(67,462)	71,807	$(925,073)	$963,434
Class B
Shares sold	9,712	4,405	$131,288	$59,143
Reinvestment of distributions	5,332	4,556	69,994	60,028
Shares redeemed	(52,936)	(58,449)	(704,138)	(785,911)
Net increase (decrease)	(37,892)	(49,488)	$(502,856)	$(666,740)
Class C
Shares sold	665,471	540,793	$8,823,506	$7,269,919
Reinvestment of distributions	69,057	43,385	904,582	571,036
Shares redeemed	(461,220)	(504,325)	(6,103,241)	(6,769,069)
Net increase (decrease)	273,308	79,853	$3,624,847	$1,071,886
Asset Manager 20%%
Shares sold	65,610,662	76,021,177	$877,776,600	$1,029,161,925
Reinvestment of distributions	16,814,774	12,771,889	222,136,126	169,960,357
Shares redeemed	(83,278,711)	(76,287,745)	(1,112,228,717)	(1,032,059,057)
Net increase (decrease)	(853,275)	12,505,321	$(12,315,991)	$167,063,225
Class I
Shares sold	484,278	615,962	$6,457,610	$8,327,250
Reinvestment of distributions	42,280	80,191	558,198	1,065,593
Shares redeemed	(307,045)	(2,100,063)	(4,109,960)	(28,593,681)
Net increase (decrease)	219,513	(1,403,910)	$2,905,848	$(19,200,838)
Fidelity Asset Manager 30%%
Class A
Shares sold	853,322	923,824	$9,065,272	$9,839,885
Reinvestment of distributions	80,715	45,595	844,570	476,412
Shares redeemed	(893,789)	(356,138)	(9,529,338)	(3,791,452)
Net increase (decrease)	40,248	613,281	$380,504	$6,524,845
Class T
Shares sold	385,571	447,269	$4,073,097	$4,763,848
Reinvestment of distributions	36,882	18,376	385,610	191,659
Shares redeemed	(261,013)	(215,363)	(2,776,818)	(2,281,453)
Net increase (decrease)	161,440	250,282	$1,681,889	$2,674,054
Class B
Shares sold	1,788	4,974	$19,117	$52,753
Reinvestment of distributions	2,278	2,037	23,743	21,116
Shares redeemed	(32,079)	(28,867)	(339,935)	(305,657)
Net increase (decrease)	(28,013)	(21,856)	$(297,075)	$(231,788)
Class C
Shares sold	630,104	753,278	$6,639,825	$7,967,516
Reinvestment of distributions	58,821	28,866	611,625	298,964
Shares redeemed	(347,269)	(344,924)	(3,661,220)	(3,654,971)
Net increase (decrease)	341,656	437,220	$3,590,230	$4,611,509
Asset Manager 30%%
Shares sold	23,785,715	30,473,306	$252,662,602	$323,377,131
Reinvestment of distributions	3,282,171	2,007,679	34,365,864	21,016,847
Shares redeemed	(17,404,776)	(15,412,216)	(184,472,239)	(163,792,350)
Net increase (decrease)	9,663,110	17,068,769	$102,556,227	$180,601,628
Class I
Shares sold	335,946	681,438	$3,528,015	$7,209,060
Reinvestment of distributions	34,537	23,147	361,452	242,082
Shares redeemed	(316,121)	(346,980)	(3,344,953)	(3,705,898)
Net increase (decrease)	54,362	357,605	$544,514	$3,745,244
Fidelity Asset Manager 40%%
Class A
Shares sold	1,116,769	1,263,650	$12,149,561	$13,761,962
Reinvestment of distributions	103,020	67,100	1,101,245	710,726
Shares redeemed	(559,060)	(516,001)	(6,082,756)	(5,611,221)
Net increase (decrease)	660,729	814,749	$7,168,050	$8,861,467
Class T
Shares sold	234,916	312,137	$2,551,039	$3,392,690
Reinvestment of distributions	27,375	21,273	292,035	224,606
Shares redeemed	(122,917)	(229,860)	(1,340,250)	(2,504,206)
Net increase (decrease)	139,374	103,550	$1,502,824	$1,113,090
Class B
Shares sold	11,716	39,096	$126,419	$420,433
Reinvestment of distributions	3,470	3,033	36,989	32,013
Shares redeemed	(65,134)	(6,357)	(715,694)	(68,439)
Net increase (decrease)	(49,948)	35,772	$(552,286)	$384,007
Class C
Shares sold	683,962	727,515	$7,420,049	$7,865,569
Reinvestment of distributions	50,956	33,167	541,553	349,051
Shares redeemed	(292,603)	(188,102)	(3,165,742)	(2,035,598)
Net increase (decrease)	442,315	572,580	$4,795,860	$6,179,022
Asset Manager 40%%
Shares sold	34,882,809	34,608,489	$379,867,945	$375,595,169
Reinvestment of distributions	3,354,318	2,254,356	35,864,255	23,883,227
Shares redeemed	(20,144,864)	(13,072,865)	(218,505,343)	(142,125,758)
Net increase (decrease)	18,092,263	23,789,980	$197,226,857	$257,352,638
Class I
Shares sold	1,745,203	381,158	$19,036,090	$4,131,264
Reinvestment of distributions	19,385	6,032	207,753	64,241
Shares redeemed	(223,724)	(110,956)	(2,428,106)	(1,215,238)
Net increase (decrease)	1,540,864	276,234	$16,815,737	$2,980,267
Fidelity Asset Manager 50%%
Class A
Shares sold	995,727	1,273,404	$17,214,908	$22,836,027
Reinvestment of distributions	319,912	249,445	5,391,212	4,294,566
Shares redeemed	(1,005,953)	(1,677,065)	(17,414,256)	(30,019,672)
Net increase (decrease)	309,686	(154,216)	$5,191,864	$(2,889,079)
Class T
Shares sold	490,870	421,419	$8,542,221	$7,534,388
Reinvestment of distributions	145,961	103,225	2,455,630	1,775,374
Shares redeemed	(575,251)	(346,351)	(9,990,007)	(6,182,970)
Net increase (decrease)	61,580	178,293	$1,007,844	$3,126,792
Class B
Shares sold	8,290	18,361	$142,493	$327,611
Reinvestment of distributions	11,444	10,446	192,095	179,002
Shares redeemed	(70,896)	(48,283)	(1,227,688)	(861,906)
Net increase (decrease)	(51,162)	(19,476)	$(893,100)	$(355,293)
Class C
Shares sold	775,317	690,698	$13,336,211	$12,278,516
Reinvestment of distributions	147,470	97,203	2,466,082	1,661,721
Shares redeemed	(496,465)	(383,168)	(8,585,737)	(6,824,826)
Net increase (decrease)	426,322	404,733	$7,216,556	$7,115,411
Asset Manager 50%%
Shares sold	47,441,827	57,933,970	$826,782,885	$1,036,371,244
Reinvestment of distributions	36,356,893	28,194,410	614,842,843	487,561,137
Shares redeemed	(66,529,083)	(59,456,854)	(1,158,852,052)	(1,065,196,235)
Net increase (decrease)	17,269,637	26,671,526	$282,773,676	$458,736,146
Class I
Shares sold	692,682	935,462	$11,771,865	$16,958,566
Reinvestment of distributions	148,759	90,630	2,511,698	1,566,572
Shares redeemed	(660,383)	(366,630)	(11,497,625)	(6,589,229)
Net increase (decrease)	181,058	659,462	$2,785,938	$11,935,909
Fidelity Asset Manager 60%%
Class A
Shares sold	1,262,838	1,668,732	$14,280,308	$18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(1,097,074)	(1,003,510)	(12,316,709)	(11,382,583)
Net increase (decrease)	452,153	876,259	$5,076,647	$9,797,594
Class T
Shares sold	404,420	290,330	$4,562,966	$3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(231,017)	(293,961)	(2,593,790)	(3,332,709)
Net increase (decrease)	250,334	60,021	$2,802,336	$655,277
Class B
Shares sold	2,635	16,130	$29,605	$181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(38,517)	(35,095)	(435,624)	(398,584)
Net increase (decrease)	(29,136)	(12,662)	$(332,485)	$(148,548)
Class C
Shares sold	835,749	898,639	$9,342,652	$10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(352,870)	(373,556)	(3,913,793)	(4,187,695)
Net increase (decrease)	614,023	612,197	$6,838,660	$6,842,776
Asset Manager 60%%
Shares sold	32,106,770	37,561,490	$364,754,466	$427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(21,774,879)	(15,471,323)	(246,451,907)	(176,932,453)
Net increase (decrease)	17,209,875	26,684,743	$193,203,810	$300,243,883
Class I
Shares sold	478,598	616,312	$5,335,988	$7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(305,046)	(198,301)	(3,483,879)	(2,277,581)
Net increase (decrease)	242,462	457,412	$2,603,232	$5,176,169
Fidelity Asset Manager 70%%
Class A
Shares sold	1,332,746	1,318,189	$27,135,293	$27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(1,534,000)	(1,167,187)	(31,230,002)	(24,250,163)
Net increase (decrease)	411,436	222,655	$7,779,214	$4,691,263
Class T
Shares sold	401,372	412,779	$8,181,756	$8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(443,958)	(375,976)	(9,069,742)	(7,801,668)
Net increase (decrease)	155,104	56,347	$2,949,182	$1,205,485
Class B
Shares sold	4,258	6,369	$89,578	$129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(87,448)	(100,644)	(1,793,956)	(2,101,481)
Net increase (decrease)	(69,755)	(93,889)	$(1,440,520)	$(1,964,379)
Class C
Shares sold	536,592	598,362	$10,869,717	$12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(533,287)	(384,445)	(10,812,202)	(7,965,324)
Net increase (decrease)	214,625	226,530	$4,146,550	$4,665,716
Asset Manager 70%%
Shares sold	30,387,652	29,980,573	$619,467,666	$622,793,936
Reinvestment of distributions	16,897,410	2,479,485	327,640,788	49,168,187
Shares redeemed	(24,123,037)	(22,888,887)	(490,668,534)	(476,948,875)
Net increase (decrease)	23,162,025	9,571,171	$456,439,920	$195,013,248
Class I
Shares sold	714,757	742,363	$14,467,398	$15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(546,838)	(489,636)	(11,076,556)	(10,367,886)
Net increase (decrease)	349,253	278,386	$6,910,539	$5,555,749
Fidelity Asset Manager 85%%
Class A
Shares sold	942,082	1,180,141	$15,917,741	$20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(818,764)	(2,600,568)	(13,824,831)	(44,961,802)
Net increase (decrease)	500,553	(1,274,952)	$8,117,349	$(22,170,085)
Class T
Shares sold	476,876	304,656	$7,982,251	$5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(347,482)	(156,965)	(5,749,178)	(2,723,840)
Net increase (decrease)	231,769	174,005	$3,861,865	$2,945,625
Class B
Shares sold	2,884	2,425	$48,001	$41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(54,470)	(54,590)	(920,906)	(941,233)
Net increase (decrease)	(40,380)	(48,143)	$(693,497)	$(834,332)
Class C
Shares sold	666,847	612,975	$11,024,242	$10,478,018
Reinvestment of distributions	169,095	36,961	2,668,325	597,292
Shares redeemed	(320,657)	(228,986)	(5,302,536)	(3,902,773)
Net increase (decrease)	515,285	420,950	$8,390,031	$7,172,537
Asset Manager 85%%
Shares sold	21,052,151	24,950,987	$358,458,962	$432,242,884
Reinvestment of distributions	7,541,136	2,430,935	121,186,062	39,915,946
Shares redeemed	(22,383,027)	(13,449,549)	(379,093,460)	(234,002,868)
Net increase (decrease)	6,210,260	13,932,373	$100,551,564	$238,155,962
Class I
Shares sold	1,017,644	1,805,275	$16,957,219	$31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(1,101,788)	(274,438)	(18,463,501)	(4,800,120)
Net increase (decrease)	141,250	1,560,134	$2,104,522	$27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	29%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of the Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$971.10	$4.15
Hypothetical-D		$1,000.00	$1,020.86	$4.26
Class T	1.10%
Actual		$1,000.00	$969.00	$5.43
Hypothetical-D		$1,000.00	$1,019.55	$5.57
Class B	1.58%
Actual		$1,000.00	$967.20	$7.79
Hypothetical-D		$1,000.00	$1,017.15	$7.99
Class C	1.60%
Actual		$1,000.00	$966.40	$7.89
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Asset Manager 20%	.53%
Actual		$1,000.00	$971.80	$2.62
Hypothetical-D		$1,000.00	$1,022.41	$2.69
Class I	.58%
Actual		$1,000.00	$971.60	$2.87
Hypothetical-D		$1,000.00	$1,022.16	$2.94
Fidelity Asset Manager 30%
Class A	.86%
Actual		$1,000.00	$960.60	$4.23
Hypothetical-D		$1,000.00	$1,020.76	$4.36
Class T	1.13%
Actual		$1,000.00	$959.40	$5.55
Hypothetical-D		$1,000.00	$1,019.40	$5.72
Class B	1.63%
Actual		$1,000.00	$956.90	$8.00
Hypothetical-D		$1,000.00	$1,016.90	$8.24
Class C	1.62%
Actual		$1,000.00	$956.90	$7.95
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 30%	.55%
Actual		$1,000.00	$963.10	$2.71
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$962.70	$3.05
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 40%
Class A	.85%
Actual		$1,000.00	$953.00	$4.16
Hypothetical-D		$1,000.00	$1,020.81	$4.31
Class T	1.11%
Actual		$1,000.00	$951.70	$5.43
Hypothetical-D		$1,000.00	$1,019.50	$5.62
Class B	1.60%
Actual		$1,000.00	$949.30	$7.82
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Class C	1.62%
Actual		$1,000.00	$949.30	$7.92
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 40%	.55%
Actual		$1,000.00	$954.40	$2.69
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$953.60	$3.04
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$943.40	$4.68
Hypothetical-D		$1,000.00	$1,020.26	$4.86
Class T	1.22%
Actual		$1,000.00	$942.10	$5.94
Hypothetical-D		$1,000.00	$1,018.95	$6.17
Class B	1.70%
Actual		$1,000.00	$939.60	$8.27
Hypothetical-D		$1,000.00	$1,016.55	$8.59
Class C	1.72%
Actual		$1,000.00	$939.60	$8.36
Hypothetical-D		$1,000.00	$1,016.44	$8.69
Asset Manager 50%	.65%
Actual		$1,000.00	$945.10	$3.17
Hypothetical-D		$1,000.00	$1,021.81	$3.29
Class I	.70%
Actual		$1,000.00	$944.20	$3.41
Hypothetical-D		$1,000.00	$1,021.56	$3.55
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$933.90	$4.99
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.29%
Actual		$1,000.00	$933.60	$6.25
Hypothetical-D		$1,000.00	$1,018.60	$6.53
Class B	1.79%
Actual		$1,000.00	$930.50	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Class C	1.79%
Actual		$1,000.00	$930.40	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Asset Manager 60%	.72%
Actual		$1,000.00	$936.70	$3.50
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.76%
Actual		$1,000.00	$935.90	$3.69
Hypothetical-D		$1,000.00	$1,021.26	$3.85
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$1,000.00	$926.30	$4.97
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.28%
Actual		$1,000.00	$925.30	$6.18
Hypothetical-D		$1,000.00	$1,018.65	$6.48
Class B	1.86%
Actual		$1,000.00	$922.20	$8.96
Hypothetical-D		$1,000.00	$1,015.74	$9.40
Class C	1.78%
Actual		$1,000.00	$923.00	$8.58
Hypothetical-D		$1,000.00	$1,016.14	$9.00
Asset Manager 70%	.72%
Actual		$1,000.00	$927.80	$3.48
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.75%
Actual		$1,000.00	$927.40	$3.62
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$913.50	$5.04
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.33%
Actual		$1,000.00	$912.40	$6.38
Hypothetical-D		$1,000.00	$1,018.40	$6.73
Class B	1.83%
Actual		$1,000.00	$910.50	$8.76
Hypothetical-D		$1,000.00	$1,015.89	$9.25
Class C	1.81%
Actual		$1,000.00	$909.90	$8.67
Hypothetical-D		$1,000.00	$1,015.99	$9.15
Asset Manager 85%	.75%
Actual		$1,000.00	$915.30	$3.60
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Class I	.76%
Actual		$1,000.00	$915.60	$3.65
Hypothetical-D		$1,000.00	$1,021.26	$3.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .22%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$83,026,630
Asset Manager 30%	$12,394,158
Asset Manager 40%	$9,161,089
Asset Manager 50%	$269,837,029
Asset Manager 60%	$28,415,143
Asset Manager 70%	$147,381,501
Asset Manager 85%	$50,313,713

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	5.57%
Asset Manager 30%	5.22%
Asset Manager 40%	4.59%
Asset Manager 50%	3.99%
Asset Manager 60%	3.34%
Asset Manager 70%	2.38%
Asset Manager 85%	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,041,131
Asset Manager 30%	$10,373,215
Asset Manager 40%	$8,378,281
Asset Manager 50%	$69,451,963

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends–received deduction for corporate shareholders:

Retail Class
Asset Manager 20%
December 2014	3%
February 2015	11%
March 2015	11%
April 2015	11%
May 2015	11%
June 2015	11%
July 2015	11%
August 2015	11%
September 2015	11%

Asset Manager 30%
December 2014	6%
February 2015	15%
March 2015	15%
April 2015	16%
May 2015	16%
June 2015	16%
July 2015	16%
August 2015	16%
September 2015	15%

Asset Manager 40%
December 2014	7%
April 2015	28%
July 2015	28%

Asset Manager 50%
December 2014	4%
April 2015	35%
July 2015	35%

Asset Manager 60%
December 2014	17%

Asset Manager 70%
December 2014	20%

Asset Manager 85%
December 2014	20%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Asset Manager 20%
December 2014	6%
February 2015	20%
March 2015	20%
April 2015	20%
May 2015	20%
June 2015	20%
July 2015	20%
August 2015	20%
September 2015	20%

Asset Manager 30%
December 2014	9%
February 2015	30%
March 2015	30%
April 2015	30%
May 2015	30%
June 2015	30%
July 2015	30%
August 2015	30%
September 2015	30%

Asset Manager 40%
December 2014	11%
April 2015	56%
July 2015	56%

Asset Manager 50%
December 2014	7%
April 2015	66%
July 2015	66%

Asset Manager 60%
December 2014	34%

Asset Manager 70%
December 2014	43%

Asset Manager 85%
December 2014	40%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 50% ranked below its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked below its competitive median for 2014 and the total expense ratio of Class T of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked above its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2014 and the total expense ratio of Class T ranked equal to its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AR-ANN-1115
1.878277.107

Fidelity Advisor Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%
Class I (formerly Institutional Class)

Annual Report

September 30, 2015

Each Class I is a class of Fidelity Asset Manager® Funds

Contents

Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Asset Manager® 20%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(0.08)%	3.96%	4.24%

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 20%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 20% - Class I on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$15,150	Fidelity Advisor Asset Manager® 20% - Class I
$15,734	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 30%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class I	(0.46)%	4.91%	3.64%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 30% - Class I on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,302	Fidelity Advisor Asset Manager® 30% - Class I
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 40%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class I	(0.90)%	5.75%	3.73%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 40% - Class I on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$13,391	Fidelity Advisor Asset Manager® 40% - Class I
$14,445	Barclays® U.S. Aggregate Bond Index

Fidelity Asset Manager® 50%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(1.50)%	6.42%	5.10%

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 50%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 50% - Class I on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$16,447	Fidelity Advisor Asset Manager® 50% - Class I
$19,305	S&P 500® Index

Fidelity Asset Manager® 60%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2015	Past 1 year	Past 5 years	Life of fund
Class I	(2.08)%	6.98%	3.73%

 Life of fund returns are for the period from October 9, 2007 to September 30, 2015.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 60% - Class I on October 9, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$13,398	Fidelity Advisor Asset Manager® 60% - Class I
$14,590	S&P 500® Index

Fidelity Asset Manager® 70%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(2.73)%	7.63%	5.16%

 The initial offering of Class I shares took place on September 23, 2008. Returns prior to September 23, 2008 are those of Fidelity Asset Manager® 70%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 70% - Class I on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$16,544	Fidelity Advisor Asset Manager® 70% - Class I
$19,305	S&P 500® Index

Fidelity Asset Manager® 85%

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	(3.52)%	8.54%	5.54%

 The initial offering of Class I shares took place on October 2, 2006. Returns prior to October 2, 2006 are those of Fidelity Asset Manager® 85%, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Asset Manager® 85% - Class I on September 30, 2005.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class I.

Period Ending Values
$17,144	Fidelity Advisor Asset Manager® 85% - Class I
$19,305	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Global equities took a tumble during the 12 months ending September 30, 2015, tripped up by persistent concerns surrounding Greece and its debt, then knocked down by China's economic slowdown and stock-market sell-off – exacerbated by the August move to devalue its yuan. A related decline in demand for raw materials, coupled with excess energy supply driven by U.S. shale production, hit commodities prices hard. Also, the U.S. dollar slipped against the euro and yen, and uncertainty regarding U.S. Federal Reserve monetary policy added to the general market volatility.

The U.S.-focused large-cap S&P 500® Index returned -0.61% for the year, with value-oriented index names substantially lagging their growth counterparts. In comparison, the growth-oriented Nasdaq Composite Index® gained 4.00%, while the small-cap Russell 2000® Index added 1.25%. Meanwhile, the MSCI ACWI (All Country World Index) ex USA Index returned -12.04%. Regionally, emerging markets returned about -20%. Canada, a major commodities producer, returned -23%; Japan (-2%), a net consumer, fared better. All 10 index sectors posted a loss, with energy (-37%) and materials (-26%) worst off. Conversely, consumer staples, a traditionally defensive sector, held up best, declining less than 1%.

In fixed income, the Barclays® Global Aggregate GDP-Weighted Index returned -4.13% for the year. Safe-haven U.S. Treasuries outperformed, and the Barclays® U.S. Aggregate Bond Index gained 2.94%. Exposure to the lagging energy sector sent U.S. high yield into decline. Emerging-markets debt also posted a loss, largely due to U.S. dollar strength versus local currencies. Inflation-protected securities suffered amid low U.S. inflation expectations.

Comments from Portfolio Manager Geoff Stein:  For the year, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) lagged their respective Composite benchmarks. Security selection was the primary relative detractor, due to adverse picks in U.S. equities and investment-grade bonds. Asset allocation contributed in four of the seven Funds because of timely positioning decisions in developed-markets equities, but detracted in the 60%, 70% and 85% Funds partly because these Funds had larger allocations to poor-performing emerging-markets stocks. U.S. equity selection was broadly negative, with equity sector central funds focused on financials, consumer staples, utilities and information technology detracting the most. The investment-grade bond central fund was hurt by an overweighting in corporate bonds and an underweighting in U.S. government securities. On the plus side, picks in foreign developed-markets equities notably contributed in most of the Funds. Turning to asset allocation, the Funds' allocations to both U.S. and developed foreign stocks were decreased in August. This more-defensive positioning reduced the Funds' downside exposure during a major market sell-off and benefited the Funds' equity allocation strategy. Effective October 1, 2015, the benchmark for the foreign developed-markets equities component of the Funds' Composite benchmarks is changed from the MSCI EAFE Index to the MSCI ACWI (All Country World Index) ex USA Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.0
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	12.7%
BBB	15.4%
BB and Below	9.5%
Not Rated	0.4%
Equities*	16.0%
Short-Term Investments and Net Other Assets	27.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.0%
AAA,AA,A	10.7%
BBB	14.1%
BB and Below	9.3%
Not Rated	0.8%
Equities*	23.0%
Short-Term Investments and Net Other Assets	23.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.5
General Electric Co.	0.2	0.1
Medtronic PLC	0.2	0.1
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.1	0.2
	1.0

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	39.8	33.0
Energy	5.2	5.4
Consumer Discretionary	4.7	5.1
Health Care	3.7	4.8
Information Technology	2.9	3.6

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	18.7%
Bond Class	55.8%
Short-Term Class	25.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	22.9%
Bond Class	52.3%
Short-Term Class	24.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 14.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 15.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,313,703	$8,696,714
Fidelity Consumer Discretionary Central Fund (a)	296,985	69,527,232
Fidelity Consumer Staples Central Fund (a)	232,647	47,078,429
Fidelity Emerging Markets Equity Central Fund (a)	58,079	10,011,000
Fidelity Energy Central Fund (a)	338,195	34,999,849
Fidelity Financials Central Fund (a)	1,356,112	109,655,238
Fidelity Health Care Central Fund (a)	241,032	78,605,470
Fidelity Industrials Central Fund (a)	263,604	55,272,473
Fidelity Information Technology Central Fund (a)	437,063	113,946,781
Fidelity International Equity Central Fund (a)	1,869,109	134,613,233
Fidelity Materials Central Fund (a)	91,301	17,208,342
Fidelity Real Estate Equity Central Fund (a)	544,171	52,196,868
Fidelity Telecom Services Central Fund (a)	75,806	11,768,054
Fidelity Utilities Central Fund (a)	128,610	18,526,202
TOTAL EQUITY CENTRAL FUNDS
(Cost $511,479,708)		762,105,885

Fixed-Income Central Funds - 57.3%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,555,789	23,129,889
Fidelity Floating Rate Central Fund (a)	474,520	48,410,557
Fidelity High Income Central Fund 1 (a)	2,296,123	215,697,752

TOTAL HIGH YIELD FIXED-INCOME FUNDS		287,238,198

Investment Grade Fixed-Income Funds - 51.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,421,604	139,715,214
Fidelity Investment Grade Bond Central Fund (a)	21,890,395	2,319,725,125

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,459,440,339

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,642,641,736)		2,746,678,537

Money Market Central Funds - 25.8%
Fidelity Cash Central Fund, 0.18% (c)	196,577,293	196,577,293
Fidelity Money Market Central Fund, 0.33% (c)	1,027,751,927	1,027,751,927
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	9,142,250	9,142,250
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,233,471,470)		1,233,471,470
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $6,519,625)	6,520,000	6,520,070
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $9,728,698)	281,356	9,222,848
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $4,403,841,237)		4,757,998,810
NET OTHER ASSETS (LIABILITIES) - 0.7%		31,424,150
NET ASSETS - 100%		$4,789,422,960

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,167 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	111,372,645	$(2,099,986)
1,479 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	51,082,935	(484,225)
TOTAL FUTURES CONTRACTS		$162,455,580	$(2,584,211)

The face value of futures purchased as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $59,439,751.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,520,070.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,890
Fidelity Commodity Strategy Central Fund	12,254
Fidelity Consumer Discretionary Central Fund	1,211,943
Fidelity Consumer Staples Central Fund	1,442,037
Fidelity Emerging Markets Debt Central Fund	1,611,984
Fidelity Emerging Markets Equity Central Fund	162,809
Fidelity Energy Central Fund	897,371
Fidelity Financials Central Fund	2,123,691
Fidelity Floating Rate Central Fund	3,998,065
Fidelity Health Care Central Fund	630,360
Fidelity High Income Central Fund 1	11,435,855
Fidelity Industrials Central Fund	1,105,903
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,108,814
Fidelity International Equity Central Fund	5,474,856
Fidelity Investment Grade Bond Central Fund	71,427,917
Fidelity Materials Central Fund	495,662
Fidelity Money Market Central Fund	2,493,580
Fidelity Real Estate Equity Central Fund	1,140,117
Fidelity Securities Lending Cash Central Fund	1,523
Fidelity Telecom Services Central Fund	361,220
Fidelity Utilities Central Fund	687,356
Total	$108,246,207

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$12,710,937	$433,110	$1,217,641	$8,696,714	3.0%
Fidelity Consumer Discretionary Central Fund	87,688,111	3,568,485	31,416,601	69,527,232	4.7%
Fidelity Consumer Staples Central Fund	65,518,725	3,066,242	21,948,461	47,078,429	4.3%
Fidelity Emerging Markets Debt Central Fund	25,304,631	2,560,833	2,165,816	23,129,889	22.5%
Fidelity Emerging Markets Equity Central Fund	47,724,203	10,842,597	45,902,197	10,011,000	4.2%
Fidelity Energy Central Fund	62,238,447	3,941,275	11,794,097	34,999,849	4.4%
Fidelity Financials Central Fund	143,738,104	8,701,891	40,520,011	109,655,238	4.8%
Fidelity Floating Rate Central Fund	102,180,290	6,880,191	57,812,809	48,410,557	3.0%
Fidelity Health Care Central Fund	107,208,679	3,535,604	42,589,854	78,605,470	4.5%
Fidelity High Income Central Fund 1	105,785,945	140,990,271	15,063,169	215,697,752	21.3%
Fidelity Industrials Central Fund	78,280,164	3,363,803	25,729,152	55,272,473	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	78,326,341	6,805,063	139,715,214	22.5%
Fidelity Information Technology Central Fund	141,245,501	27,744,544	56,651,247	113,946,781	4.5%
Fidelity International Equity Central Fund	219,577,330	12,590,435	81,029,338	134,613,233	6.4%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	274,470,202	369,672,918	2,319,725,125	31.2%
Fidelity Materials Central Fund	29,465,736	1,397,199	10,023,956	17,208,342	4.8%
Fidelity Real Estate Equity Central Fund	--	60,291,907	4,013,505	52,196,868	20.8%
Fidelity Telecom Services Central Fund	16,072,988	854,780	4,640,507	11,768,054	4.2%
Fidelity Utilities Central Fund	29,040,280	1,434,620	10,542,605	18,526,202	4.6%
Total	$3,784,186,617	$644,994,330	$839,538,947	$3,508,784,422

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$762,105,885	$762,105,885	$--	$--
Fixed-Income Central Funds	2,746,678,537	2,746,678,537	--	--
Money Market Central Funds	1,233,471,470	1,233,471,470	--	--
Other Short-Term Investments and Net Other Assets	6,520,070	--	6,520,070	--
Investment Companies	9,222,848	9,222,848	--	--
Total Investments in Securities:	$4,757,998,810	$4,751,478,740	$6,520,070	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,584,211)	$(2,584,211)	$--	$--
Total Liabilities	$(2,584,211)	$(2,584,211)	$--	$--
Total Derivative Instruments:	$(2,584,211)	$(2,584,211)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,584,211)
Total Equity Risk	0	(2,584,211)
Total Value of Derivatives	$0	$(2,584,211)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
United Kingdom	3.2%
Mexico	1.2%
Japan	1.2%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $9,221,014) — See accompanying schedule: Unaffiliated issuers (cost $16,248,323)	$15,742,918
Fidelity Central Funds (cost $4,387,592,914)	4,742,255,892
Total Investments (cost $4,403,841,237)		$4,757,998,810
Segregated cash with brokers for derivative instruments		192,400
Receivable for investments sold		51,344,436
Receivable for fund shares sold		2,122,722
Distributions receivable from Fidelity Central Funds		32,774
Receivable for daily variation margin for derivative instruments		2,028,510
Prepaid expenses		15,904
Other receivables		39,344
Total assets		4,813,774,900
Liabilities
Payable for investments purchased	$10,021,149
Payable for fund shares redeemed	2,845,847
Accrued management fee	1,654,687
Distribution and service plan fees payable	41,202
Other affiliated payables	439,922
Other payables and accrued expenses	206,883
Collateral on securities loaned, at value	9,142,250
Total liabilities		24,351,940
Net Assets		$4,789,422,960
Net Assets consist of:
Paid in capital		$4,672,609,273
Undistributed net investment income		7,982,127
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(242,733,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		351,565,304
Net Assets		$4,789,422,960
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,840,649 ÷ 3,004,732 shares)		$12.93
Maximum offering price per share (100/94.25 of $12.93)		$13.72
Class T:
Net Asset Value and redemption price per share ($19,161,995 ÷ 1,485,431 shares)		$12.90
Maximum offering price per share (100/96.50 of $12.90)		$13.37
Class B:
Net Asset Value and offering price per share ($1,498,560 ÷ 116,338 shares)(a)		$12.88
Class C:
Net Asset Value and offering price per share ($28,515,236 ÷ 2,218,650 shares)(a)		$12.85
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,685,018,529 ÷ 361,947,076 shares)		$12.94
Class I:
Net Asset Value, offering price and redemption price per share ($16,387,991 ÷ 1,266,219 shares)		$12.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$429,933
Interest		607
Income from Fidelity Central Funds		108,246,207
Total income		108,676,747
Expenses
Management fee	$20,703,959
Transfer agent fees	4,224,195
Distribution and service plan fees	492,278
Accounting and security lending fees	1,173,801
Custodian fees and expenses	1,455
Independent trustees' compensation	21,395
Registration fees	200,488
Audit	35,796
Legal	16,196
Miscellaneous	215,464
Total expenses before reductions	27,085,027
Expense reductions	(121,178)	26,963,849
Net investment income (loss)		81,712,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,031,370
Fidelity Central Funds	86,038,552
Foreign currency transactions	12,456
Futures contracts	3,775,138
Capital gain distributions from Fidelity Central Funds	110,761
Total net realized gain (loss)		90,968,277
Change in net unrealized appreciation (depreciation) on: Investment securities	(167,877,865)
Assets and liabilities in foreign currencies	(8,058)
Futures contracts	(2,584,211)
Total change in net unrealized appreciation (depreciation)		(170,470,134)
Net gain (loss)		(79,501,857)
Net increase (decrease) in net assets resulting from operations		$2,211,041

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,712,898	$71,573,687
Net realized gain (loss)	90,968,277	51,842,193
Change in net unrealized appreciation (depreciation)	(170,470,134)	105,479,799
Net increase (decrease) in net assets resulting from operations	2,211,041	228,895,679
Distributions to shareholders from net investment income	(78,832,211)	(71,593,620)
Distributions to shareholders from net realized gain	(154,642,623)	(107,790,846)
Total distributions	(233,474,834)	(179,384,466)
Share transactions - net increase (decrease)	(5,269,549)	144,097,358
Total increase (decrease) in net assets	(236,533,342)	193,608,571
Net Assets
Beginning of period	5,025,956,302	4,832,347,731
End of period (including undistributed net investment income of $7,982,127 and undistributed net investment income of $5,091,586, respectively)	$4,789,422,960	$5,025,956,302

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$13.42	$13.37	$12.62	$12.55
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.18	.19
Net realized and unrealized gain (loss)	(.22)	.44	.31	.91	.09
Total from investment operations	(.04)	.60	.45	1.09	.28
Distributions from net investment income	(.17)	(.15)	(.14)	(.18)	(.20)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.59)	(.46)B	(.40)C	(.34)	(.21)D
Net asset value, end of period	$12.93	$13.56	$13.42	$13.37	$12.62
Total ReturnE,F	(.33)%	4.54%	3.47%	8.76%	2.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%	.82%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.83%	.82%	.82%	.84%	.85%
Expenses net of all reductions	.83%	.82%	.82%	.83%	.85%
Net investment income (loss)	1.32%	1.16%	1.03%	1.36%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$38,841	$38,733	$43,449	$46,763	$36,016
Portfolio turnover rateI	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.302 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.40	$13.34	$12.60	$12.53
Income from Investment Operations
Net investment income (loss)A	.14	.12	.10	.14	.16
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.09
Total from investment operations	(.07)	.55	.43	1.04	.25
Distributions from net investment income	(.14)	(.12)	(.10)	(.15)	(.16)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.56)	(.42)	(.37)	(.30)B	(.18)
Net asset value, end of period	$12.90	$13.53	$13.40	$13.34	$12.60
Total ReturnC,D	(.59)%	4.20%	3.28%	8.39%	1.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.10%	1.10%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.10%	1.09%	1.09%	1.10%	1.10%
Net investment income (loss)	1.06%	.89%	.75%	1.09%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$19,162	$21,010	$19,844	$18,870	$17,765
Portfolio turnover rateG	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.38	$13.33	$12.59	$12.51
Income from Investment Operations
Net investment income (loss)A	.08	.05	.03	.07	.09
Net realized and unrealized gain (loss)	(.22)	.43	.32	.90	.10
Total from investment operations	(.14)	.48	.35	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.09)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.30)B	(.23)C	(.11)
Net asset value, end of period	$12.88	$13.51	$13.38	$13.33	$12.59
Total ReturnD,E	(1.09)%	3.68%	2.71%	7.81%	1.48%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of fee waivers, if any	1.58%	1.59%	1.62%	1.64%	1.65%
Expenses net of all reductions	1.58%	1.59%	1.61%	1.64%	1.64%
Net investment income (loss)	.58%	.39%	.23%	.55%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499	$2,083	$2,725	$2,732	$3,044
Portfolio turnover rateH	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$13.35	$13.30	$12.57	$12.50
Income from Investment Operations
Net investment income (loss)A	.07	.05	.03	.08	.10
Net realized and unrealized gain (loss)	(.21)	.43	.33	.89	.09
Total from investment operations	(.14)	.48	.36	.97	.19
Distributions from net investment income	(.07)	(.05)	(.04)	(.08)	(.10)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.49)	(.35)	(.31)	(.24)	(.12)
Net asset value, end of period	$12.85	$13.48	$13.35	$13.30	$12.57
Total ReturnB,C	(1.09)%	3.70%	2.73%	7.80%	1.48%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.60%	1.61%
Expenses net of all reductions	1.60%	1.60%	1.59%	1.60%	1.60%
Net investment income (loss)	.56%	.39%	.25%	.59%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$28,515	$26,225	$24,910	$22,600	$19,325
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.39	$12.64	$12.57
Income from Investment Operations
Net investment income (loss)A	.22	.20	.18	.22	.23
Net realized and unrealized gain (loss)	(.22)	.43	.31	.91	.09
Total from investment operations	–	.63	.49	1.13	.32
Distributions from net investment income	(.21)	(.20)	(.18)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.50)	(.44)B	(.38)	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.39	$12.64
Total ReturnC	(.04)%	4.80%	3.79%	9.06%	2.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.54%	.55%
Expenses net of all reductions	.52%	.52%	.52%	.54%	.54%
Net investment income (loss)	1.63%	1.46%	1.32%	1.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$4,685,019	$4,923,702	$4,708,494	$4,595,339	$3,569,848
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 20% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$13.44	$13.38	$12.64	$12.56
Income from Investment Operations
Net investment income (loss)A	.21	.19	.17	.21	.23
Net realized and unrealized gain (loss)	(.21)	.43	.33	.90	.10
Total from investment operations	–	.62	.50	1.11	.33
Distributions from net investment income	(.21)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.42)	(.30)	(.27)	(.16)	(.02)
Total distributions	(.63)	(.49)	(.44)	(.37)B	(.25)
Net asset value, end of period	$12.94	$13.57	$13.44	$13.38	$12.64
Total ReturnC	(.08)%	4.74%	3.83%	8.94%	2.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	.57%	.56%	.57%	.58%	.59%
Expenses net of fee waivers, if any	.57%	.56%	.57%	.58%	.59%
Expenses net of all reductions	.57%	.56%	.56%	.57%	.59%
Net investment income (loss)	1.59%	1.42%	1.29%	1.62%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$16,388	$14,204	$32,926	$30,383	$23,073
Portfolio turnover rateF	20%	13%	27%	23%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.7	11.1
Fannie Mae	5.0	4.8
Freddie Mac	2.4	1.3
Ginnie Mae	2.0	1.9
Citigroup, Inc.	1.7	1.4
	19.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	20.2%
AAA,AA,A	12.8%
BBB	15.6%
BB and Below	9.4%
Not Rated	0.4%
Equities*	24.8%
Short-Term Investments and Net Other Assets	16.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	19.1%
AAA,AA,A	10.7%
BBB	13.9%
BB and Below	9.3%
Not Rated	0.8%
Equities*	33.0%
Short-Term Investments and Net Other Assets	13.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.7
General Electric Co.	0.3	0.1
Medtronic PLC	0.2	0.2
Google, Inc. Class C	0.2	0.2
JPMorgan Chase & Co.	0.2	0.2
	1.3

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	22.5
Consumer Discretionary	5.9	6.7
Energy	5.8	6.0
Health Care	4.9	5.9
Information Technology	4.3	5.2

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	28.2%
Bond Class	56.0%
Short-Term Class	15.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	32.9%
Bond Class	52.1%
Short-Term Class	15.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 25.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	256,419	$1,697,494
Fidelity Consumer Discretionary Central Fund (a)	87,086	20,387,608
Fidelity Consumer Staples Central Fund (a)	68,229	13,806,719
Fidelity Emerging Markets Equity Central Fund (a)	16,975	2,926,000
Fidelity Energy Central Fund (a)	99,107	10,256,547
Fidelity Financials Central Fund (a)	397,663	32,154,992
Fidelity Health Care Central Fund (a)	70,682	23,050,967
Fidelity Industrials Central Fund (a)	77,330	16,214,599
Fidelity Information Technology Central Fund (a)	128,173	33,415,994
Fidelity International Equity Central Fund (a)	639,082	46,026,721
Fidelity Materials Central Fund (a)	26,784	5,048,199
Fidelity Real Estate Equity Central Fund (a)	101,302	9,716,859
Fidelity Telecom Services Central Fund (a)	22,223	3,449,973
Fidelity Utilities Central Fund (a)	37,728	5,434,770
TOTAL EQUITY CENTRAL FUNDS
(Cost $171,415,270)		223,587,442

Fixed-Income Central Funds - 57.6%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	470,705	4,259,880
Fidelity Floating Rate Central Fund (a)	88,924	9,072,077
Fidelity High Income Central Fund 1 (a)	423,706	39,802,986

TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,134,943

Investment Grade Fixed-Income Funds - 51.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	262,655	25,813,690
Fidelity Investment Grade Bond Central Fund (a)	4,048,676	429,038,240

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		454,851,930

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $504,426,622)		507,986,873

Money Market Central Funds - 15.5%
Fidelity Cash Central Fund, 0.18% (c)	46,036,748	46,036,748
Fidelity Money Market Central Fund, 0.33% (c)	90,422,330	90,422,330
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $136,459,078)		136,459,078
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,179,931)	1,180,000	1,180,013
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $1,792,273)	51,833	1,699,087
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $815,273,174)		870,912,493
NET OTHER ASSETS (LIABILITIES) - 1.2%		10,742,449
NET ASSETS - 100%		$881,654,942

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
246 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	23,477,010	$(376,995)
323 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	11,156,043	(86,856)
TOTAL FUTURES CONTRACTS		$34,633,053	$(463,851)

The face value of futures purchased as a percentage of Net Assets is 4.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $14,250,862.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,180,013.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$89,069
Fidelity Commodity Strategy Central Fund	2,229
Fidelity Consumer Discretionary Central Fund	317,187
Fidelity Consumer Staples Central Fund	378,551
Fidelity Emerging Markets Debt Central Fund	278,111
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	237,364
Fidelity Financials Central Fund	553,814
Fidelity Floating Rate Central Fund	690,731
Fidelity Health Care Central Fund	161,538
Fidelity High Income Central Fund 1	1,995,416
Fidelity Industrials Central Fund	291,614
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	294,901
Fidelity International Equity Central Fund	1,565,852
Fidelity Investment Grade Bond Central Fund	12,465,596
Fidelity Materials Central Fund	129,268
Fidelity Money Market Central Fund	148,572
Fidelity Real Estate Equity Central Fund	201,294
Fidelity Telecom Services Central Fund	93,370
Fidelity Utilities Central Fund	178,554
Total	$20,102,719

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,068,534	$337,367	$137,030	$1,697,494	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	3,001,612	6,024,682	20,387,608	1.4%
Fidelity Consumer Staples Central Fund	15,805,384	2,200,273	4,129,459	13,806,719	1.3%
Fidelity Emerging Markets Debt Central Fund	4,078,506	854,913	228,390	4,259,880	4.1%
Fidelity Emerging Markets Equity Central Fund	8,547,434	3,426,614	8,540,309	2,926,000	1.2%
Fidelity Energy Central Fund	15,186,952	2,302,913	2,082,259	10,256,547	1.3%
Fidelity Financials Central Fund	34,998,326	5,373,351	7,156,128	32,154,992	1.4%
Fidelity Floating Rate Central Fund	16,620,152	2,627,833	9,683,896	9,072,077	0.6%
Fidelity Health Care Central Fund	25,731,828	3,335,060	8,000,424	23,050,967	1.3%
Fidelity High Income Central Fund 1	16,438,202	27,884,726	1,619,370	39,802,986	3.9%
Fidelity Industrials Central Fund	19,083,057	2,926,055	5,379,656	16,214,599	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	17,124,585	732,577	25,813,690	4.2%
Fidelity Information Technology Central Fund	34,374,383	7,029,423	7,984,085	33,415,994	1.3%
Fidelity International Equity Central Fund	57,136,336	10,328,587	15,785,781	46,026,721	2.2%
Fidelity Investment Grade Bond Central Fund	397,927,512	92,398,064	56,009,672	429,038,240	5.8%
Fidelity Materials Central Fund	7,108,586	985,298	1,885,849	5,048,199	1.4%
Fidelity Real Estate Equity Central Fund	--	10,899,929	438,614	9,716,859	3.9%
Fidelity Telecom Services Central Fund	3,844,573	676,680	894,501	3,449,973	1.2%
Fidelity Utilities Central Fund	6,992,871	1,036,437	2,163,445	5,434,770	1.3%
Total	$696,703,918	$194,749,720	$138,876,127	$731,574,315

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$223,587,442	$223,587,442	$--	$--
Fixed-Income Central Funds	507,986,873	507,986,873	--	--
Money Market Central Funds	136,459,078	136,459,078	--	--
U.S. Treasury Obligations	1,180,013	--	1,180,013	--
Investment Companies	1,699,087	1,699,087	--	--
Total Investments in Securities:	$870,912,493	$869,732,480	$1,180,013	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(463,851)	$(463,851)	$--	$--
Total Liabilities	$(463,851)	$(463,851)	$--	$--
Total Derivative Instruments:	$(463,851)	$(463,851)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(463,851)
Total Equity Risk	0	(463,851)
Total Value of Derivatives	$0	$(463,851)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
United Kingdom	3.7%
Japan	1.6%
Mexico	1.3%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,972,204)	$2,879,100
Fidelity Central Funds (cost $812,300,970)	868,033,393
Total Investments (cost $815,273,174)		$870,912,493
Segregated cash with brokers for derivative instruments		24,100
Receivable for investments sold		13,958,418
Receivable for fund shares sold		556,918
Distributions receivable from Fidelity Central Funds		7,085
Receivable for daily variation margin for derivative instruments		363,376
Prepaid expenses		2,866
Other receivables		9,420
Total assets		885,834,676
Liabilities
Payable for investments purchased	$2,927,749
Payable for fund shares redeemed	775,776
Accrued management fee	304,602
Distribution and service plan fees payable	25,766
Other affiliated payables	87,761
Other payables and accrued expenses	58,080
Total liabilities		4,179,734
Net Assets		$881,654,942
Net Assets consist of:
Paid in capital		$867,181,612
Undistributed net investment income		1,529,997
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,230,665)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,173,998
Net Assets		$881,654,942
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,424,193 ÷ 2,101,594 shares)		$10.19
Maximum offering price per share (100/94.25 of $10.19)		$10.81
Class T:
Net Asset Value and redemption price per share ($11,098,153 ÷ 1,089,739 shares)		$10.18
Maximum offering price per share (100/96.50 of $10.18)		$10.55
Class B:
Net Asset Value and offering price per share ($546,215 ÷ 53,687 shares)(a)		$10.17
Class C:
Net Asset Value and offering price per share ($19,621,168 ÷ 1,934,521 shares)(a)		$10.14
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($820,206,310 ÷ 80,435,574 shares)		$10.20
Class I:
Net Asset Value, offering price and redemption price per share ($8,758,903 ÷ 858,886 shares)		$10.20

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$121,836
Interest		102
Income from Fidelity Central Funds		20,102,719
Total income		20,224,657
Expenses
Management fee	$3,608,089
Transfer agent fees	710,078
Distribution and service plan fees	302,259
Accounting fees and expenses	321,589
Custodian fees and expenses	965
Independent trustees' compensation	3,662
Registration fees	125,693
Audit	39,334
Legal	2,206
Miscellaneous	40,223
Total expenses before reductions	5,154,098
Expense reductions	(28,601)	5,125,497
Net investment income (loss)		15,099,160
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,542
Fidelity Central Funds	(30,423)
Foreign currency transactions	2,254
Futures contracts	529,254
Capital gain distributions from Fidelity Central Funds	18,251
Total net realized gain (loss)		707,878
Change in net unrealized appreciation (depreciation) on: Investment securities	(21,068,105)
Assets and liabilities in foreign currencies	(1,470)
Futures contracts	(463,851)
Total change in net unrealized appreciation (depreciation)		(21,533,426)
Net gain (loss)		(20,825,548)
Net increase (decrease) in net assets resulting from operations		$(5,726,388)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,099,160	$11,368,732
Net realized gain (loss)	707,878	1,907,071
Change in net unrealized appreciation (depreciation)	(21,533,426)	27,736,996
Net increase (decrease) in net assets resulting from operations	(5,726,388)	41,012,799
Distributions to shareholders from net investment income	(14,360,533)	(11,374,832)
Distributions to shareholders from net realized gain	(23,090,456)	(11,398,470)
Total distributions	(37,450,989)	(22,773,302)
Share transactions - net increase (decrease)	108,456,289	197,925,492
Total increase (decrease) in net assets	65,278,912	216,164,989
Net Assets
Beginning of period	816,376,030	600,211,041
End of period (including undistributed net investment income of $1,529,997 and undistributed net investment income of $791,371, respectively)	$881,654,942	$816,376,030

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.15	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.08)	.60	.56	1.03	.17
Distributions from net investment income	(.15)	(.13)	(.11)	(.14)	(.15)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.44)B	(.32)C	(.28)	(.25)	(.46)
Net asset value, end of period	$10.19	$10.71	$10.43	$10.15	$9.37
Total ReturnD,E	(.79)%	5.83%	5.64%	11.20%	1.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.86%	.85%	.87%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.85%	.87%	.89%	.90%
Expenses net of all reductions	.86%	.85%	.87%	.88%	.89%
Net investment income (loss)	1.45%	1.29%	1.15%	1.46%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$21,424	$22,071	$15,100	$11,431	$9,024
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.70	$10.42	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.13	.11	.09	.12	.14
Net realized and unrealized gain (loss)	(.23)	.46	.44	.89	.01
Total from investment operations	(.10)	.57	.53	1.01	.15
Distributions from net investment income	(.12)	(.10)	(.08)	(.12)	(.13)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.42)	(.29)B	(.25)	(.23)	(.44)
Net asset value, end of period	$10.18	$10.70	$10.42	$10.14	$9.36
Total ReturnC,D	(1.02)%	5.53%	5.37%	10.91%	1.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of fee waivers, if any	1.12%	1.13%	1.13%	1.14%	1.13%
Expenses net of all reductions	1.12%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	1.18%	1.01%	.89%	1.21%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$11,098	$9,932	$7,064	$6,542	$4,885
Portfolio turnover rateG	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.183 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$10.41	$10.14	$9.36	$9.65
Income from Investment Operations
Net investment income (loss)A	.07	.05	.04	.07	.09
Net realized and unrealized gain (loss)	(.23)	.47	.44	.89	–B
Total from investment operations	(.16)	.52	.48	.96	.09
Distributions from net investment income	(.06)	(.05)	(.04)	(.07)	(.07)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.36)	(.24)C	(.21)	(.18)	(.38)
Net asset value, end of period	$10.17	$10.69	$10.41	$10.14	$9.36
Total ReturnD,E	(1.55)%	5.02%	4.81%	10.37%	.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.61%	1.63%	1.66%	1.68%	1.70%
Expenses net of fee waivers, if any	1.61%	1.63%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.63%	1.64%	1.64%	1.64%
Net investment income (loss)	.69%	.51%	.37%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$546	$873	$1,078	$1,118	$1,076
Portfolio turnover rateH	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.66	$10.38	$10.12	$9.34	$9.63
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.09
Net realized and unrealized gain (loss)	(.22)	.46	.43	.89	.01
Total from investment operations	(.15)	.52	.47	.96	.10
Distributions from net investment income	(.07)	(.06)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.37)	(.24)	(.21)	(.18)	(.39)
Net asset value, end of period	$10.14	$10.66	$10.38	$10.12	$9.34
Total ReturnB,C	(1.51)%	5.09%	4.75%	10.41%	.92%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.62%	1.64%	1.66%	1.67%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.61%	1.61%	1.63%	1.64%	1.64%
Net investment income (loss)	.69%	.52%	.39%	.69%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$19,621	$16,976	$12,001	$7,937	$5,967
Portfolio turnover rateF	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.15	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.22)	.46	.44	.89	.01
Total from investment operations	(.03)	.63	.59	1.06	.20
Distributions from net investment income	(.18)	(.17)	(.14)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.48)	(.35)	(.31)	(.28)	(.49)
Net asset value, end of period	$10.20	$10.71	$10.43	$10.15	$9.37
Total ReturnB	(.38)%	6.19%	5.96%	11.53%	1.98%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.55%	.56%	.58%	.61%
Expenses net of fee waivers, if any	.55%	.55%	.56%	.58%	.61%
Expenses net of all reductions	.54%	.55%	.56%	.58%	.60%
Net investment income (loss)	1.76%	1.59%	1.46%	1.76%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$820,206	$757,908	$560,306	$364,386	$208,380
Portfolio turnover rateE	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 30% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.43	$10.16	$9.37	$9.66
Income from Investment Operations
Net investment income (loss)A	.18	.16	.14	.17	.19
Net realized and unrealized gain (loss)	(.22)	.47	.44	.90	–B
Total from investment operations	(.04)	.63	.58	1.07	.19
Distributions from net investment income	(.17)	(.16)	(.13)	(.17)	(.18)
Distributions from net realized gain	(.30)	(.18)	(.17)	(.11)	(.31)
Total distributions	(.47)	(.35)C	(.31)D	(.28)	(.48)E
Net asset value, end of period	$10.20	$10.71	$10.43	$10.16	$9.37
Total ReturnF	(.46)%	6.12%	5.81%	11.56%	1.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%	.62%	.62%	.65%	.63%
Expenses net of fee waivers, if any	.61%	.62%	.62%	.65%	.63%
Expenses net of all reductions	.61%	.62%	.62%	.64%	.62%
Net investment income (loss)	1.69%	1.52%	1.40%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,759	$8,616	$4,663	$2,099	$1,218
Portfolio turnover rateI	22%	13%	20%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.183 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

 E Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.8	9.6
Fannie Mae	4.5	4.2
Freddie Mac	2.1	1.1
Ginnie Mae	1.7	1.6
Citigroup, Inc.	1.5	1.2
	17.6

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	17.1%
AAA,AA,A	10.9%
BBB	13.9%
BB and Below	9.0%
Not Rated	0.3%
Equities*	34.5%
Short-Term Investments and Net Other Assets	14.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	16.5%
AAA,AA,A	9.0%
BBB	12.3%
BB and Below	8.9%
Not Rated	0.8%
Equities*	42.7%
Short-Term Investments and Net Other Assets	9.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.9
General Electric Co.	0.3	0.1
Medtronic PLC	0.3	0.2
Google, Inc. Class C	0.3	0.3
JPMorgan Chase & Co.	0.3	0.3
	1.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	21.3
Consumer Discretionary	7.2	7.8
Information Technology	5.9	6.8
Energy	5.8	6.2
Health Care	5.8	6.8

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	37.7%
Bond Class	50.0%
Short-Term Class	12.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	42.7%
Bond Class	46.0%
Short-Term Class	11.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 34.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	304,343	$2,014,752
Fidelity Consumer Discretionary Central Fund (a)	132,947	31,124,334
Fidelity Consumer Staples Central Fund (a)	104,146	21,075,028
Fidelity Emerging Markets Equity Central Fund (a)	47,598	8,204,387
Fidelity Energy Central Fund (a)	151,134	15,640,813
Fidelity Financials Central Fund (a)	607,119	49,091,613
Fidelity Health Care Central Fund (a)	107,888	35,184,313
Fidelity Industrials Central Fund (a)	118,043	24,751,343
Fidelity Information Technology Central Fund (a)	195,569	50,986,908
Fidelity International Equity Central Fund (a)	1,014,568	73,069,208
Fidelity Materials Central Fund (a)	40,866	7,702,422
Fidelity Real Estate Equity Central Fund (a)	115,742	11,101,926
Fidelity Telecom Services Central Fund (a)	33,933	5,267,814
Fidelity Utilities Central Fund (a)	57,570	8,293,008
TOTAL EQUITY CENTRAL FUNDS
(Cost $284,384,887)		343,507,869

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 6.1%
Fidelity Emerging Markets Debt Central Fund (a)	536,804	4,858,080
Fidelity Floating Rate Central Fund (a)	102,325	10,439,176
Fidelity High Income Central Fund 1 (a)	480,841	45,170,220

TOTAL HIGH YIELD FIXED-INCOME FUNDS		60,467,476

Investment Grade Fixed-Income Funds - 45.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	277,833	27,305,449
Fidelity Investment Grade Bond Central Fund (a)	4,011,300	425,077,464

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		452,382,913

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $513,018,754)		512,850,389

Money Market Central Funds - 12.1%
Fidelity Cash Central Fund, 0.18% (c)	71,662,781	71,662,781
Fidelity Money Market Central Fund, 0.33% (c)	49,789,398	49,789,398
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $121,452,179)		121,452,179
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $1,769,899)	1,770,000	1,770,018
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,037,468)	58,924	1,931,529
TOTAL INVESTMENT PORTFOLIO - 98.3%
(Cost $922,663,187)		981,511,984
NET OTHER ASSETS (LIABILITIES) - 1.7%		16,525,186
NET ASSETS - 100%		$998,037,170

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
318 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	30,348,330	$(449,959)
511 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	17,649,344	(187,299)
TOTAL FUTURES CONTRACTS		$47,997,674	$(637,258)

The face value of futures purchased as a percentage of Net Assets is 4.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,770,018.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,263
Fidelity Commodity Strategy Central Fund	2,518
Fidelity Consumer Discretionary Central Fund	457,488
Fidelity Consumer Staples Central Fund	544,615
Fidelity Emerging Markets Debt Central Fund	300,847
Fidelity Emerging Markets Equity Central Fund	100,866
Fidelity Energy Central Fund	337,369
Fidelity Financials Central Fund	793,859
Fidelity Floating Rate Central Fund	745,545
Fidelity Health Care Central Fund	230,177
Fidelity High Income Central Fund 1	2,169,108
Fidelity Industrials Central Fund	420,643
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	426,423
Fidelity International Equity Central Fund	2,437,813
Fidelity Investment Grade Bond Central Fund	11,832,205
Fidelity Materials Central Fund	186,632
Fidelity Money Market Central Fund	78,420
Fidelity Real Estate Equity Central Fund	221,136
Fidelity Telecom Services Central Fund	134,779
Fidelity Utilities Central Fund	256,369
Total	$21,763,075

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,097,081	$672,952	$121,917	$2,014,752	0.7%
Fidelity Consumer Discretionary Central Fund	28,519,121	7,562,452	7,889,223	31,124,334	2.1%
Fidelity Consumer Staples Central Fund	21,243,847	5,469,907	5,341,416	21,075,028	1.9%
Fidelity Emerging Markets Debt Central Fund	4,107,144	1,437,160	203,195	4,858,080	4.7%
Fidelity Emerging Markets Equity Central Fund	14,092,797	7,100,584	11,338,756	8,204,387	3.5%
Fidelity Energy Central Fund	19,008,861	6,424,308	2,623,727	15,640,813	1.9%
Fidelity Financials Central Fund	46,778,280	13,295,483	8,979,050	49,091,613	2.1%
Fidelity Floating Rate Central Fund	16,833,483	4,578,679	10,379,361	10,439,176	0.7%
Fidelity Health Care Central Fund	34,567,961	8,803,927	10,333,848	35,184,313	2.0%
Fidelity High Income Central Fund 1	16,306,904	33,649,349	1,530,618	45,170,220	4.5%
Fidelity Industrials Central Fund	25,559,578	7,206,330	7,131,332	24,751,343	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	18,460,138	656,568	27,305,449	4.4%
Fidelity Information Technology Central Fund	45,939,403	15,575,033	10,016,029	50,986,908	2.0%
Fidelity International Equity Central Fund	79,483,079	30,546,668	27,848,809	73,069,208	3.5%
Fidelity Investment Grade Bond Central Fund	351,285,747	134,496,588	55,237,463	425,077,464	5.7%
Fidelity Materials Central Fund	9,594,305	2,410,856	2,557,437	7,702,422	2.1%
Fidelity Real Estate Equity Central Fund	--	12,375,372	435,228	11,101,926	4.4%
Fidelity Telecom Services Central Fund	5,164,901	1,636,055	1,240,861	5,267,814	1.9%
Fidelity Utilities Central Fund	9,429,374	2,526,907	2,954,720	8,293,008	2.0%
Total	$739,666,906	$314,228,748	$166,819,558	$856,358,258

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$343,507,869	$343,507,869	$--	$--
Fixed-Income Central Funds	512,850,389	512,850,389	--	--
Money Market Central Funds	121,452,179	121,452,179	--	--
U.S. Treasury Obligations	1,770,018	--	1,770,018	--
Investment Companies	1,931,529	1,931,529	--	--
Total Investments in Securities:	$981,511,984	$979,741,966	$1,770,018	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(637,258)	$(637,258)	$--	$--
Total Liabilities	$(637,258)	$(637,258)	$--	$--
Total Derivative Instruments:	$(637,258)	$(637,258)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(637,258)
Total Equity Risk	0	(637,258)
Total Value of Derivatives	$0	$(637,258)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.8%
United Kingdom	4.1%
Japan	1.9%
Netherlands	1.4%
Mexico	1.3%
Cayman Islands	1.2%
Ireland	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	9.2%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,807,367)	$3,701,547
Fidelity Central Funds (cost $918,855,820)	977,810,437
Total Investments (cost $922,663,187)		$981,511,984
Receivable for investments sold		21,127,337
Receivable for fund shares sold		1,234,884
Distributions receivable from Fidelity Central Funds		10,875
Receivable for daily variation margin for derivative instruments		484,235
Prepaid expenses		3,214
Other receivables		13,355
Total assets		1,004,385,884
Liabilities
Payable for investments purchased	$4,979,727
Payable for fund shares redeemed	833,425
Accrued management fee	345,406
Distribution and service plan fees payable	27,368
Other affiliated payables	102,559
Other payables and accrued expenses	60,229
Total liabilities		6,348,714
Net Assets		$998,037,170
Net Assets consist of:
Paid in capital		$983,686,169
Undistributed net investment income		4,646,251
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,505,604)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		58,210,354
Net Assets		$998,037,170
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,958,868 ÷ 2,980,579 shares)		$10.39
Maximum offering price per share (100/94.25 of $10.39)		$11.02
Class T:
Net Asset Value and redemption price per share ($9,308,616 ÷ 897,836 shares)		$10.37
Maximum offering price per share (100/96.50 of $10.37)		$10.75
Class B:
Net Asset Value and offering price per share ($609,495 ÷ 58,606 shares)(a)		$10.40
Class C:
Net Asset Value and offering price per share ($19,515,040 ÷ 1,888,015 shares)(a)		$10.34
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($917,607,333 ÷ 88,325,980 shares)		$10.39
Class I:
Net Asset Value, offering price and redemption price per share ($20,037,818 ÷ 1,929,280 shares)		$10.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$54,418
Interest		142
Income from Fidelity Central Funds		21,763,075
Total income		21,817,635
Expenses
Management fee	$3,916,732
Transfer agent fees	799,059
Distribution and service plan fees	309,738
Accounting fees and expenses	344,230
Custodian fees and expenses	931
Independent trustees' compensation	3,932
Registration fees	126,436
Audit	39,398
Legal	2,289
Miscellaneous	42,236
Total expenses before reductions	5,584,981
Expense reductions	(40,402)	5,544,579
Net investment income (loss)		16,273,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,582
Fidelity Central Funds	(4,223,398)
Foreign currency transactions	5,636
Futures contracts	(109,554)
Capital gain distributions from Fidelity Central Funds	18,928
Total net realized gain (loss)		(4,043,806)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,292,840)
Assets and liabilities in foreign currencies	(1,185)
Futures contracts	(637,258)
Total change in net unrealized appreciation (depreciation)		(26,931,283)
Net gain (loss)		(30,975,089)
Net increase (decrease) in net assets resulting from operations		$(14,702,033)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,273,056	$10,941,317
Net realized gain (loss)	(4,043,806)	1,623,845
Change in net unrealized appreciation (depreciation)	(26,931,283)	31,586,072
Net increase (decrease) in net assets resulting from operations	(14,702,033)	44,151,234
Distributions to shareholders from net investment income	(14,342,957)	(10,627,197)
Distributions to shareholders from net realized gain	(24,422,962)	(15,119,456)
Total distributions	(38,765,919)	(25,746,653)
Share transactions - net increase (decrease)	226,957,042	276,870,491
Total increase (decrease) in net assets	173,489,090	295,275,072
Net Assets
Beginning of period	824,548,080	529,273,008
End of period (including undistributed net investment income of $4,646,251 and undistributed net investment income of $2,714,089, respectively)	$998,037,170	$824,548,080

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.16	.14	.12	.14	.16
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.07	(.06)
Total from investment operations	(.12)	.73	.78	1.21	.10
Distributions from net investment income	(.14)	(.15)	(.10)	(.14)	(.14)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.45)	(.43)	(.23)	(.23)	(.42)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnB,C	(1.19)%	6.98%	7.88%	13.47%	.91%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%	.85%	.87%	.90%	.95%
Expenses net of fee waivers, if any	.85%	.85%	.87%	.90%	.90%
Expenses net of all reductions	.84%	.85%	.86%	.89%	.89%
Net investment income (loss)	1.44%	1.31%	1.21%	1.49%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$30,959	$25,419	$16,042	$14,048	$10,337
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.64	$10.09	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.13	.11	.10	.12	.13
Net realized and unrealized gain (loss)	(.28)	.59	.66	1.06	(.05)
Total from investment operations	(.15)	.70	.76	1.18	.08
Distributions from net investment income	(.11)	(.12)	(.08)	(.12)	(.12)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.42)	(.40)	(.21)	(.21)	(.40)
Net asset value, end of period	$10.37	$10.94	$10.64	$10.09	$9.12
Total ReturnB,C	(1.45)%	6.72%	7.62%	13.09%	.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.11%	1.12%	1.14%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11%	1.12%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.10%	1.12%	1.13%	1.14%	1.14%
Net investment income (loss)	1.18%	1.04%	.94%	1.24%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$9,309	$8,295	$6,969	$4,803	$3,760
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$10.66	$10.10	$9.12	$9.44
Income from Investment Operations
Net investment income (loss)A	.08	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.28)	.58	.67	1.06	(.06)
Total from investment operations	(.20)	.64	.71	1.13	.02
Distributions from net investment income	(.05)	(.07)	(.02)	(.06)	(.07)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.35)B	(.35)	(.15)	(.15)	(.34)C
Net asset value, end of period	$10.40	$10.95	$10.66	$10.10	$9.12
Total ReturnD,E	(1.87)%	6.10%	7.11%	12.56%	.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%	1.61%	1.68%	1.70%	1.73%
Expenses net of fee waivers, if any	1.59%	1.61%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%	1.61%	1.64%	1.64%	1.64%
Net investment income (loss)	.70%	.55%	.43%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$609	$1,189	$776	$839	$856
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.35 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.308 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.91	$10.62	$10.08	$9.11	$9.43
Income from Investment Operations
Net investment income (loss)A	.07	.06	.04	.07	.08
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.05)
Total from investment operations	(.20)	.64	.70	1.13	.03
Distributions from net investment income	(.06)	(.07)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.37)	(.35)	(.16)	(.16)B	(.35)C
Net asset value, end of period	$10.34	$10.91	$10.62	$10.08	$9.11
Total ReturnD,E	(1.94)%	6.17%	7.02%	12.59%	.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%	1.62%	1.64%	1.67%	1.70%
Expenses net of fee waivers, if any	1.62%	1.62%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.62%	1.62%	1.63%	1.64%	1.64%
Net investment income (loss)	.67%	.54%	.44%	.74%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$19,515	$15,769	$9,272	$6,814	$3,911
Portfolio turnover rateH	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

 C Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.19	.17	.16	.18	.18
Net realized and unrealized gain (loss)	(.28)	.59	.65	1.06	(.06)
Total from investment operations	(.09)	.76	.81	1.24	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.46)	(.26)	(.26)	(.44)B
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.29%	8.21%	13.78%	1.17%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%	.56%	.57%	.59%	.64%
Expenses net of fee waivers, if any	.55%	.56%	.57%	.59%	.64%
Expenses net of all reductions	.54%	.56%	.56%	.58%	.63%
Net investment income (loss)	1.74%	1.60%	1.51%	1.81%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$917,607	$769,619	$495,019	$328,995	$146,236
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 40% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.96	$10.66	$10.11	$9.13	$9.45
Income from Investment Operations
Net investment income (loss)A	.18	.17	.15	.17	.18
Net realized and unrealized gain (loss)	(.27)	.58	.66	1.06	(.06)
Total from investment operations	(.09)	.75	.81	1.23	.12
Distributions from net investment income	(.17)	(.18)	(.13)	(.16)	(.16)
Distributions from net realized gain	(.31)	(.28)	(.13)	(.09)	(.28)
Total distributions	(.48)	(.45)B	(.26)	(.25)	(.44)
Net asset value, end of period	$10.39	$10.96	$10.66	$10.11	$9.13
Total ReturnC	(.90)%	7.25%	8.15%	13.74%	1.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%	.58%	.63%	.66%	.68%
Expenses net of fee waivers, if any	.60%	.58%	.63%	.65%	.65%
Expenses net of all reductions	.60%	.57%	.62%	.64%	.64%
Net investment income (loss)	1.69%	1.59%	1.45%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$20,038	$4,256	$1,196	$911	$580
Portfolio turnover rateF	22%	11%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.45 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.276 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.7	1.1
General Electric Co.	0.4	0.1
Medtronic PLC	0.4	0.3
Google, Inc. Class C	0.4	0.3
JPMorgan Chase & Co.	0.3	0.3
Bank of America Corp.	0.3	0.3
Amazon.com, Inc.	0.3	0.0
Citigroup, Inc.	0.3	0.4
Google, Inc. Class A	0.3	0.3
Facebook, Inc. Class A	0.3	0.5
	3.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	21.8
Consumer Discretionary	8.4	9.1
Information Technology	7.4	8.4
Health Care	6.8	7.9
Energy	6.2	6.5

Top Five Bond Issuers as of September 30, 2015

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	7.3	8.5
Fannie Mae	4.0	3.7
Freddie Mac	1.9	1.0
Ginnie Mae	1.5	1.5
Citigroup, Inc.	1.3	1.1
	16.0

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	15.2%
AAA,AA,A	9.8%
BBB	12.2%
BB and Below	8.6%
Not Rated	0.3%
Equities*	43.6%
Short-Term Investments and Net Other Assets	10.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	14.7%
AAA,AA,A	7.7%
BBB	10.8%
BB and Below	8.8%
Not Rated	0.7%
Equities*	52.8%
Short-Term Investments and Net Other Assets	4.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	47.4%
Bond Class	45.3%
Short-Term Class	7.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	52.6%
Bond Class	41.4%
Short-Term Class	6.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.  Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Asset Manager® 50%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 43.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,131,061	$14,107,624
Fidelity Consumer Discretionary Central Fund (a)	1,306,025	305,753,520
Fidelity Consumer Staples Central Fund (a)	1,022,911	206,996,342
Fidelity Emerging Markets Equity Central Fund (a)	462,171	79,664,448
Fidelity Energy Central Fund (a)	1,484,974	153,679,962
Fidelity Financials Central Fund (a)	5,962,925	482,162,133
Fidelity Health Care Central Fund (a)	1,059,659	345,575,850
Fidelity Industrials Central Fund (a)	1,159,332	243,088,770
Fidelity Information Technology Central Fund (a)	1,921,669	500,998,244
Fidelity International Equity Central Fund (a)	10,148,561	730,899,356
Fidelity Materials Central Fund (a)	401,495	75,673,855
Fidelity Real Estate Equity Central Fund (a)	884,106	84,803,465
Fidelity Telecom Services Central Fund (a)	333,231	51,730,713
Fidelity Utilities Central Fund (a)	564,956	81,381,954
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,291,056,003)		3,356,516,236

Fixed-Income Central Funds - 46.5%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	4,100,923	37,113,357
Fidelity Floating Rate Central Fund (a)	793,384	80,941,046
Fidelity High Income Central Fund 1 (a)	3,711,201	348,630,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		466,684,610

Investment Grade Fixed-Income Funds - 40.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,146,693	210,977,007
Fidelity Investment Grade Bond Central Fund (a)	27,368,900	2,900,282,297

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,111,259,304

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,461,978,804)		3,577,943,914

Money Market Central Funds - 7.6%
Fidelity Cash Central Fund, 0.18% (c)	501,136,580	501,136,580
Fidelity Money Market Central Fund, 0.33% (c)	55,429,503	55,429,503
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	25,299,500	25,299,500
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $581,865,583)		581,865,583
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $15,899,103)	15,900,000	15,900,150
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $15,764,376)	455,909	14,944,697
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $6,366,563,869)		7,547,170,580
NET OTHER ASSETS (LIABILITIES) - 1.8%		136,144,710
NET ASSETS - 100%		$7,683,315,290

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,644 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	252,330,140	$(3,505,180)
4,906 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	169,447,520	(1,952,378)
TOTAL FUTURES CONTRACTS		$ 421,777,660	$(5,457,558)

The face value of futures purchased as a percentage of Net Assets is 5.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,751,149.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$398,887
Fidelity Commodity Strategy Central Fund	19,736
Fidelity Consumer Discretionary Central Fund	4,872,830
Fidelity Consumer Staples Central Fund	5,764,168
Fidelity Emerging Markets Debt Central Fund	2,562,639
Fidelity Emerging Markets Equity Central Fund	1,048,959
Fidelity Energy Central Fund	3,598,434
Fidelity Financials Central Fund	8,566,553
Fidelity Floating Rate Central Fund	6,479,086
Fidelity Health Care Central Fund	2,476,342
Fidelity High Income Central Fund 1	18,466,207
Fidelity Industrials Central Fund	4,477,389
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	4,456,264
Fidelity International Equity Central Fund	25,949,495
Fidelity Investment Grade Bond Central Fund	89,429,826
Fidelity Materials Central Fund	2,005,557
Fidelity Money Market Central Fund	159,204
Fidelity Real Estate Equity Central Fund	1,834,393
Fidelity Securities Lending Cash Central Fund	3,865
Fidelity Telecom Services Central Fund	1,374,684
Fidelity Utilities Central Fund	2,738,239
Total	$186,682,757

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,470,784	$300,776	$1,491,141	$14,107,624	4.9%
Fidelity Consumer Discretionary Central Fund	349,029,597	8,599,989	88,498,633	305,753,520	20.5%
Fidelity Consumer Staples Central Fund	260,890,931	8,376,957	62,535,141	206,996,342	18.9%
Fidelity Emerging Markets Debt Central Fund	40,494,059	3,207,823	2,485,238	37,113,357	36.1%
Fidelity Emerging Markets Equity Central Fund	163,068,383	47,493,553	116,392,665	79,664,448	33.6%
Fidelity Energy Central Fund	235,160,131	20,795,078	24,792,152	153,679,962	19.1%
Fidelity Financials Central Fund	572,892,452	15,088,314	91,949,899	482,162,133	21.0%
Fidelity Floating Rate Central Fund	165,566,828	8,192,796	88,334,832	80,941,046	5.1%
Fidelity Health Care Central Fund	427,242,889	7,026,225	122,806,564	345,575,850	19.7%
Fidelity High Income Central Fund 1	158,322,446	234,191,514	17,867,762	348,630,207	34.4%
Fidelity Industrials Central Fund	311,842,081	8,030,000	72,344,496	243,088,770	20.7%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	123,894,578	7,167,555	210,977,007	34.0%
Fidelity Information Technology Central Fund	562,454,955	40,169,477	126,065,978	500,998,244	19.8%
Fidelity International Equity Central Fund	1,007,434,589	78,225,018	265,914,446	730,899,356	34.7%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	390,078,297	516,764,612	2,900,282,297	39.0%
Fidelity Materials Central Fund	117,717,077	3,227,754	28,210,874	75,673,855	21.1%
Fidelity Real Estate Equity Central Fund	--	95,688,061	4,393,469	84,803,465	33.8%
Fidelity Telecom Services Central Fund	59,838,623	2,184,838	7,562,575	51,730,713	18.7%
Fidelity Utilities Central Fund	116,214,245	3,976,982	32,224,504	81,381,954	20.0%
Total	$7,724,993,417	$1,098,748,030	$1,677,802,536	$6,934,460,150

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,356,516,236	$3,356,516,236	$--	$--
Fixed-Income Central Funds	3,577,943,914	3,577,943,914	--	--
Money Market Central Funds	581,865,583	581,865,583	--	--
U.S. Treasury Obligations	15,900,150	--	15,900,150	--
Investment Companies	14,944,697	14,944,697	--	--
Total Investments in Securities:	$7,547,170,580	$7,531,270,430	$15,900,150	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,457,558)	$(5,457,558)	$--	$--
Total Liabilities	$(5,457,558)	$(5,457,558)	$--	$--
Total Derivative Instruments:	$(5,457,558)	$(5,457,558)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,457,558)
Total Equity Risk	0	(5,457,558)
Total Value of Derivatives	$0	$(5,457,558)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.0%
United Kingdom	4.4%
Japan	2.4%
Ireland	1.4%
Cayman Islands	1.4%
Netherlands	1.4%
Mexico	1.3%
France	1.1%
Canada	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $5,474,260) — See accompanying schedule: Unaffiliated issuers (cost $31,663,480)	$30,844,847
Fidelity Central Funds (cost $6,334,900,389)	7,516,325,733
Total Investments (cost $6,366,563,869)		$7,547,170,580
Receivable for investments sold		210,326,232
Receivable for fund shares sold		2,223,456
Distributions receivable from Fidelity Central Funds		78,841
Receivable for daily variation margin for derivative instruments		4,077,584
Prepaid expenses		26,103
Other receivables		345,254
Total assets		7,764,248,050
Liabilities
Payable for investments purchased	$45,047,328
Payable for fund shares redeemed	5,748,062
Accrued management fee	3,242,930
Distribution and service plan fees payable	65,313
Other affiliated payables	1,031,459
Other payables and accrued expenses	498,168
Collateral on securities loaned, at value	25,299,500
Total liabilities		80,932,760
Net Assets		$7,683,315,290
Net Assets consist of:
Paid in capital		$7,201,962,086
Undistributed net investment income		33,911,470
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,701,104)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,175,142,838
Net Assets		$7,683,315,290
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,615,588 ÷ 4,325,214 shares)		$16.33
Maximum offering price per share (100/94.25 of $16.33)		$17.33
Class T:
Net Asset Value and redemption price per share ($30,381,022 ÷ 1,862,973 shares)		$16.31
Maximum offering price per share (100/96.50 of $16.31)		$16.90
Class B:
Net Asset Value and offering price per share ($2,415,287 ÷ 148,330 shares)(a)		$16.28
Class C:
Net Asset Value and offering price per share ($42,095,489 ÷ 2,596,379 shares)(a)		$16.21
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($7,504,374,306 ÷ 457,917,249 shares)		$16.39
Class I:
Net Asset Value, offering price and redemption price per share ($33,433,598 ÷ 2,043,411 shares)		$16.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$793,278
Interest		1,303
Income from Fidelity Central Funds		186,682,757
Total income		187,477,338
Expenses
Management fee	$40,921,542
Transfer agent fees	11,064,798
Distribution and service plan fees	789,465
Accounting and security lending fees	1,498,054
Custodian fees and expenses	1,663
Independent trustees' compensation	35,697
Depreciation in deferred trustee compensation account	(115)
Registration fees	163,755
Audit	43,055
Legal	51,305
Miscellaneous	323,606
Total expenses before reductions	54,892,825
Expense reductions	(600,696)	54,292,129
Net investment income (loss)		133,185,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,660,373
Fidelity Central Funds	221,488,501
Foreign currency transactions	61,176
Futures contracts	(2,572,713)
Capital gain distributions from Fidelity Central Funds	176,869
Total net realized gain (loss)		224,814,206
Change in net unrealized appreciation (depreciation) on: Investment securities	(457,441,185)
Assets and liabilities in foreign currencies	(6,315)
Futures contracts	(5,457,558)
Total change in net unrealized appreciation (depreciation)		(462,905,058)
Net gain (loss)		(238,090,852)
Net increase (decrease) in net assets resulting from operations		$(104,905,643)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,185,209	$121,717,370
Net realized gain (loss)	224,814,206	110,762,468
Change in net unrealized appreciation (depreciation)	(462,905,058)	394,152,737
Net increase (decrease) in net assets resulting from operations	(104,905,643)	626,632,575
Distributions to shareholders from net investment income	(123,762,955)	(124,253,233)
Distributions to shareholders from net realized gain	(522,702,610)	(387,669,599)
Total distributions	(646,465,565)	(511,922,832)
Share transactions - net increase (decrease)	298,082,778	477,669,886
Total increase (decrease) in net assets	(453,288,430)	592,379,629
Net Assets
Beginning of period	8,136,603,720	7,544,224,091
End of period (including undistributed net investment income of $33,911,470 and undistributed net investment income of $24,449,213, respectively)	$7,683,315,290	$8,136,603,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.99	$17.78	$16.36	$14.43	$14.64
Income from Investment Operations
Net investment income (loss)A	.23	.22	.19	.21	.22
Net realized and unrealized gain (loss)	(.50)	1.13	1.43	1.98	(.19)
Total from investment operations	(.27)	1.35	1.62	2.19	.03
Distributions from net investment income	(.22)	(.23)	(.19)	(.23)	(.22)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.39)	(1.14)	(.20)B	(.26)C	(.24)
Net asset value, end of period	$16.33	$17.99	$17.78	$16.36	$14.43
Total ReturnD,E	(1.70)%	7.96%	10.01%	15.31%	.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%	.95%	.99%	1.01%	1.01%
Expenses net of fee waivers, if any	.96%	.95%	.99%	1.01%	1.01%
Expenses net of all reductions	.95%	.95%	.98%	1.00%	1.00%
Net investment income (loss)	1.34%	1.24%	1.12%	1.35%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$70,616	$72,246	$74,128	$61,693	$48,154
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.97	$17.76	$16.34	$14.41	$14.63
Income from Investment Operations
Net investment income (loss)A	.19	.17	.15	.17	.19
Net realized and unrealized gain (loss)	(.51)	1.14	1.43	1.98	(.20)
Total from investment operations	(.32)	1.31	1.58	2.15	(.01)
Distributions from net investment income	(.17)	(.19)	(.15)	(.20)	(.19)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.34)	(1.10)	(.16)B	(.22)	(.21)
Net asset value, end of period	$16.31	$17.97	$17.76	$16.34	$14.41
Total ReturnC,D	(1.98)%	7.69%	9.76%	15.06%	(.16)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of fee waivers, if any	1.22%	1.22%	1.24%	1.24%	1.23%
Expenses net of all reductions	1.22%	1.22%	1.22%	1.23%	1.22%
Net investment income (loss)	1.07%	.97%	.87%	1.12%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,381	$32,372	$28,826	$22,505	$19,679
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.94	$17.73	$16.31	$14.38	$14.59
Income from Investment Operations
Net investment income (loss)A	.10	.09	.06	.09	.11
Net realized and unrealized gain (loss)	(.51)	1.13	1.44	1.98	(.20)
Total from investment operations	(.41)	1.22	1.50	2.07	(.09)
Distributions from net investment income	(.08)	(.10)	(.06)	(.11)	(.10)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)	(.14)B	(.12)
Net asset value, end of period	$16.28	$17.94	$17.73	$16.31	$14.38
Total ReturnC,D	(2.48)%	7.17%	9.20%	14.47%	(.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of fee waivers, if any	1.70%	1.70%	1.74%	1.76%	1.76%
Expenses net of all reductions	1.69%	1.70%	1.72%	1.75%	1.75%
Net investment income (loss)	.59%	.49%	.37%	.61%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,415	$3,579	$3,882	$4,186	$4,109
Portfolio turnover rateG	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.88	$17.68	$16.27	$14.35	$14.57
Income from Investment Operations
Net investment income (loss)A	.10	.08	.06	.09	.11
Net realized and unrealized gain (loss)	(.52)	1.13	1.43	1.98	(.19)
Total from investment operations	(.42)	1.21	1.49	2.07	(.08)
Distributions from net investment income	(.08)	(.10)	(.07)	(.12)	(.11)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.25)	(1.01)	(.08)B	(.15)C	(.14)D
Net asset value, end of period	$16.21	$17.88	$17.68	$16.27	$14.35
Total ReturnE,F	(2.52)%	7.16%	9.21%	14.49%	(.64)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%	1.72%	1.74%	1.75%	1.74%
Expenses net of all reductions	1.72%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	.57%	.47%	.37%	.61%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$42,095	$38,792	$31,204	$21,859	$17,320
Portfolio turnover rateI	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.06	$17.84	$16.41	$14.47	$14.68
Income from Investment Operations
Net investment income (loss)A	.29	.28	.24	.26	.27
Net realized and unrealized gain (loss)	(.52)	1.14	1.44	1.99	(.19)
Total from investment operations	(.23)	1.42	1.68	2.25	.08
Distributions from net investment income	(.27)	(.29)	(.24)	(.28)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.44)	(1.20)	(.25)B	(.31)C	(.29)D
Net asset value, end of period	$16.39	$18.06	$17.84	$16.41	$14.47
Total ReturnE	(1.45)%	8.33%	10.38%	15.71%	.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%	.66%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.66%	.66%	.67%	.69%	.70%
Expenses net of all reductions	.65%	.66%	.66%	.68%	.69%
Net investment income (loss)	1.63%	1.53%	1.43%	1.67%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$7,504,374	$7,956,041	$7,384,756	$6,838,743	$5,878,293
Portfolio turnover rateH	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 50% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$17.81	$16.39	$14.46	$14.67
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.25	.26
Net realized and unrealized gain (loss)	(.52)	1.14	1.43	1.98	(.19)
Total from investment operations	(.24)	1.41	1.67	2.23	.07
Distributions from net investment income	(.26)	(.28)	(.23)	(.27)	(.26)
Distributions from net realized gain	(1.17)	(.91)	(.02)	(.02)	(.02)
Total distributions	(1.43)	(1.19)	(.25)	(.30)B	(.28)
Net asset value, end of period	$16.36	$18.03	$17.81	$16.39	$14.46
Total ReturnC	(1.50)%	8.29%	10.28%	15.58%	.37%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.71%	.72%	.75%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.72%	.75%	.74%
Expenses net of all reductions	.69%	.71%	.71%	.74%	.73%
Net investment income (loss)	1.59%	1.48%	1.39%	1.61%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$33,434	$33,575	$21,429	$14,732	$7,316
Portfolio turnover rateF	17%	10%	21%	19%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.9	1.3
General Electric Co.	0.5	0.1
Medtronic PLC	0.5	0.4
Google, Inc. Class C	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Bank of America Corp.	0.4	0.4
Amazon.com, Inc.	0.4	0.2
Citigroup, Inc.	0.4	0.4
Google, Inc. Class A	0.4	0.4
Facebook, Inc. Class A	0.4	0.6
	4.7

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	20.8
Consumer Discretionary	9.2	9.6
Information Technology	9.0	9.6
Health Care	7.9	9.2
Industrials	6.5	7.9

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	7.8%
BBB	9.6%
BB and Below	8.2%
Not Rated	0.3%
Equities*	53.2%
Short-Term Investments and Net Other Assets	7.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	12.2%
AAA,AA,A	6.3%
BBB	8.8%
BB and Below	7.4%
Not Rated	0.5%
Equities*	62.6%
Short-Term Investments and Net Other Assets	2.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	57.1%
Bond Class	38.1%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	62.2%
Bond Class	34.1%
Short-Term Class	3.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26.9% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 53.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	408,264	$2,702,710
Fidelity Consumer Discretionary Central Fund (a)	288,874	67,628,404
Fidelity Consumer Staples Central Fund (a)	226,268	45,787,630
Fidelity Emerging Markets Equity Central Fund (a)	101,542	17,502,737
Fidelity Energy Central Fund (a)	328,367	33,982,651
Fidelity Financials Central Fund (a)	1,318,993	106,653,771
Fidelity Health Care Central Fund (a)	234,358	76,428,696
Fidelity Industrials Central Fund (a)	256,471	53,776,839
Fidelity Information Technology Central Fund (a)	425,064	110,818,525
Fidelity International Equity Central Fund (a)	2,299,406	165,603,250
Fidelity Materials Central Fund (a)	88,809	16,738,695
Fidelity Real Estate Equity Central Fund (a)	161,381	15,479,638
Fidelity Telecom Services Central Fund (a)	73,706	11,442,186
Fidelity Utilities Central Fund (a)	124,976	18,002,811
TOTAL EQUITY CENTRAL FUNDS
(Cost $578,407,402)		742,548,543

Fixed-Income Central Funds - 39.2%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	747,625	6,766,010
Fidelity Floating Rate Central Fund (a)	135,318	13,805,161
Fidelity High Income Central Fund 1 (a)	673,610	63,278,896

TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,850,067

Investment Grade Fixed-Income Funds - 33.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	390,508	38,379,148
Fidelity Investment Grade Bond Central Fund (a)	3,992,424	423,077,126

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		461,456,274

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $543,953,175)		545,306,341

Money Market Central Funds - 4.5%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $62,792,822)	62,792,822	62,792,822
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (d)
(Cost $2,819,838)	2,820,000	2,820,027
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF
(Cost $2,877,608)	83,221	2,727,984
TOTAL INVESTMENT PORTFOLIO - 97.4%
(Cost $1,190,850,845)		1,356,195,717
NET OTHER ASSETS (LIABILITIES) - 2.6%		36,023,038
NET ASSETS - 100%		$1,392,218,755

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
494 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	47,144,890	$(595,204)
989 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	34,158,907	(354,492)
TOTAL FUTURES CONTRACTS		$81,303,797	$(949,696)

The face value of futures purchased as a percentage of Net Assets is 5.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,820,027.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,482
Fidelity Commodity Strategy Central Fund	3,593
Fidelity Consumer Discretionary Central Fund	1,020,923
Fidelity Consumer Staples Central Fund	1,215,760
Fidelity Emerging Markets Debt Central Fund	447,543
Fidelity Emerging Markets Equity Central Fund	205,579
Fidelity Energy Central Fund	754,731
Fidelity Financials Central Fund	1,768,577
Fidelity Floating Rate Central Fund	669,654
Fidelity Health Care Central Fund	516,890
Fidelity High Income Central Fund 1	3,260,783
Fidelity Industrials Central Fund	936,743
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	945,959
Fidelity International Equity Central Fund	5,664,547
Fidelity Investment Grade Bond Central Fund	12,785,730
Fidelity Materials Central Fund	417,821
Fidelity Real Estate Equity Central Fund	325,808
Fidelity Telecom Services Central Fund	292,629
Fidelity Utilities Central Fund	574,099
Total	$31,844,851

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$3,272,057	$593,956	$238,220	$2,702,710	0.9%
Fidelity Consumer Discretionary Central Fund	65,587,086	10,239,028	15,073,725	67,628,404	4.5%
Fidelity Consumer Staples Central Fund	48,995,079	7,566,968	10,315,351	45,787,630	4.2%
Fidelity Emerging Markets Debt Central Fund	6,409,677	1,471,620	407,895	6,766,010	6.6%
Fidelity Emerging Markets Equity Central Fund	27,387,377	13,344,694	20,192,479	17,502,737	7.4%
Fidelity Energy Central Fund	44,754,610	9,529,641	4,178,854	33,982,651	4.2%
Fidelity Financials Central Fund	107,841,822	17,895,045	15,028,228	106,653,771	4.6%
Fidelity Floating Rate Central Fund	12,620,463	2,721,617	840,867	13,805,161	0.9%
Fidelity Health Care Central Fund	79,869,175	11,453,726	20,585,050	76,428,696	4.4%
Fidelity High Income Central Fund 1	24,479,691	46,435,928	2,969,885	63,278,896	6.3%
Fidelity Industrials Central Fund	58,752,305	9,796,886	13,065,463	53,776,839	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	24,618,960	1,217,630	38,379,148	6.2%
Fidelity Information Technology Central Fund	105,422,442	23,611,139	21,739,071	110,818,525	4.4%
Fidelity International Equity Central Fund	196,706,354	43,859,614	54,669,831	165,603,250	7.9%
Fidelity Investment Grade Bond Central Fund	409,665,548	97,888,906	78,975,029	423,077,126	5.7%
Fidelity Materials Central Fund	22,067,642	3,350,302	4,866,471	16,738,695	4.7%
Fidelity Real Estate Equity Central Fund	--	17,506,386	829,256	15,479,638	6.2%
Fidelity Telecom Services Central Fund	11,563,019	2,296,416	1,777,147	11,442,186	4.1%
Fidelity Utilities Central Fund	21,744,979	3,538,534	5,736,129	18,002,811	4.4%
Total	$1,262,346,072	$347,719,366	$272,706,581	$1,287,854,884

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$742,548,543	$742,548,543	$--	$--
Fixed-Income Central Funds	545,306,341	545,306,341	--	--
Money Market Central Funds	62,792,822	62,792,822	--	--
Other Short-Term Investments and Net Other Assets	2,820,027	--	2,820,027	--
Investment Companies	2,727,984	2,727,984	--	--
Total Investments in Securities:	$1,356,195,717	$1,353,375,690	$2,820,027	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(949,696)	$(949,696)	$--	$--
Total Liabilities	$(949,696)	$(949,696)	$--	$--
Total Derivative Instruments:	$(949,696)	$(949,696)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(949,696)
Total Equity Risk	0	(949,696)
Total Value of Derivatives	$0	$(949,696)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.1%
United Kingdom	4.9%
Japan	2.7%
Ireland	1.6%
Cayman Islands	1.5%
France	1.4%
Switzerland	1.3%
Canada	1.3%
Netherlands	1.3%
Mexico	1.2%
Others (Individually Less Than 1%)	9.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,697,446)	$5,548,011
Fidelity Central Funds (cost $1,185,153,399)	1,350,647,706
Total Investments (cost $1,190,850,845)		$1,356,195,717
Receivable for investments sold		46,356,278
Receivable for fund shares sold		814,859
Distributions receivable from Fidelity Central Funds		9,764
Receivable for daily variation margin for derivative instruments		716,118
Prepaid expenses		4,708
Other receivables		27,889
Total assets		1,404,125,333
Liabilities
Payable for investments purchased	$9,865,512
Payable for fund shares redeemed	1,083,813
Accrued management fee	650,103
Distribution and service plan fees payable	44,732
Other affiliated payables	193,514
Other payables and accrued expenses	68,904
Total liabilities		11,906,578
Net Assets		$1,392,218,755
Net Assets consist of:
Paid in capital		$1,330,387,126
Undistributed net investment income		16,884,619
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,447,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,394,044
Net Assets		$1,392,218,755
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($53,879,419 ÷ 5,080,596 shares)		$10.60
Maximum offering price per share (100/94.25 of $10.60)		$11.25
Class T:
Net Asset Value and redemption price per share ($16,209,570 ÷ 1,536,478 shares)		$10.55
Maximum offering price per share (100/96.50 of $10.55)		$10.93
Class B:
Net Asset Value and offering price per share ($1,227,214 ÷ 116,057 shares)(a)		$10.57
Class C:
Net Asset Value and offering price per share ($30,147,048 ÷ 2,892,187 shares)(a)		$10.42
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($1,275,181,467 ÷ 119,665,972 shares)		$10.66
Class I:
Net Asset Value, offering price and redemption price per share ($15,574,037 ÷ 1,460,897 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$194,542
Interest		256
Income from Fidelity Central Funds		31,844,851
Total income		32,039,649
Expenses
Management fee	$7,903,102
Transfer agent fees	1,732,989
Distribution and service plan fees	531,936
Accounting fees and expenses	577,890
Custodian fees and expenses	734
Independent trustees' compensation	5,996
Registration fees	141,191
Audit	39,728
Legal	3,581
Miscellaneous	53,897
Total expenses before reductions	10,991,044
Expense reductions	(113,393)	10,877,651
Net investment income (loss)		21,161,998
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	581,231
Fidelity Central Funds	(4,069,340)
Foreign currency transactions	11,166
Futures contracts	(230,229)
Capital gain distributions from Fidelity Central Funds	29,342
Total net realized gain (loss)		(3,677,830)
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,468,759)
Assets and liabilities in foreign currencies	(1,132)
Futures contracts	(848,750)
Total change in net unrealized appreciation (depreciation)		(50,318,641)
Net gain (loss)		(53,996,471)
Net increase (decrease) in net assets resulting from operations		$(32,834,473)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,161,998	$15,720,508
Net realized gain (loss)	(3,677,830)	3,083,410
Change in net unrealized appreciation (depreciation)	(50,318,641)	75,693,397
Net increase (decrease) in net assets resulting from operations	(32,834,473)	94,497,315
Distributions to shareholders from net investment income	(17,475,457)	(10,626,498)
Distributions to shareholders from net realized gain	(64,516,613)	(44,197,173)
Total distributions	(81,992,070)	(54,823,671)
Share transactions - net increase (decrease)	210,192,200	322,567,151
Total increase (decrease) in net assets	95,365,657	362,240,795
Net Assets
Beginning of period	1,296,853,098	934,612,303
End of period (including undistributed net investment income of $16,884,619 and undistributed net investment income of $13,192,699, respectively)	$1,392,218,755	$1,296,853,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$11.17	$10.16	$8.76	$9.19
Income from Investment Operations
Net investment income (loss)A	.14	.12	.11	.12	.13
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.38	(.20)
Total from investment operations	(.25)	.95	1.21	1.50	(.07)
Distributions from net investment income	(.12)	(.09)	(.09)	(.08)	(.09)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.68)	(.59)	(.20)	(.10)	(.36)B
Net asset value, end of period	$10.60	$11.53	$11.17	$10.16	$8.76
Total ReturnC,D	(2.36)%	8.87%	12.15%	17.27%	(1.05)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%	1.03%	1.06%	1.09%	1.12%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.03%	1.03%	1.05%	1.08%	1.09%
Net investment income (loss)	1.20%	1.08%	1.02%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$53,879	$53,382	$41,926	$37,312	$30,707
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.12	$8.72	$9.15
Income from Investment Operations
Net investment income (loss)A	.11	.09	.08	.10	.11
Net realized and unrealized gain (loss)	(.39)	.84	1.09	1.38	(.21)
Total from investment operations	(.28)	.93	1.17	1.48	(.10)
Distributions from net investment income	(.09)	(.07)	(.06)	(.06)	(.07)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.65)	(.57)	(.17)	(.08)	(.33)
Net asset value, end of period	$10.55	$11.48	$11.12	$10.12	$8.72
Total ReturnB,C	(2.63)%	8.66%	11.78%	17.12%	(1.34)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.29%	1.30%	1.32%	1.34%	1.37%
Expenses net of fee waivers, if any	1.29%	1.30%	1.32%	1.34%	1.35%
Expenses net of all reductions	1.28%	1.30%	1.31%	1.33%	1.34%
Net investment income (loss)	.94%	.81%	.76%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$16,210	$14,759	$13,639	$11,380	$8,045
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.48	$11.12	$10.11	$8.69	$9.12
Income from Investment Operations
Net investment income (loss)A	.05	.03	.02	.05	.06
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.21)
Total from investment operations	(.34)	.86	1.12	1.44	(.15)
Distributions from net investment income	(.02)	–	–	–	(.02)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.57)B	(.50)	(.11)	(.02)	(.28)
Net asset value, end of period	$10.57	$11.48	$11.12	$10.11	$8.69
Total ReturnC,D	(3.09)%	8.01%	11.21%	16.53%	(1.82)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.82%	1.89%	1.92%	1.95%
Expenses net of fee waivers, if any	1.80%	1.82%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.82%	1.84%	1.84%	1.84%
Net investment income (loss)	.43%	.29%	.23%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,227	$1,667	$1,756	$1,745	$1,833
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.57 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.04	$10.06	$8.67	$9.10
Income from Investment Operations
Net investment income (loss)A	.05	.04	.02	.05	.06
Net realized and unrealized gain (loss)	(.38)	.81	1.10	1.38	(.20)
Total from investment operations	(.33)	.85	1.12	1.43	(.14)
Distributions from net investment income	(.04)	(.04)	(.02)	(.02)	(.03)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.60)	(.54)	(.14)B	(.04)	(.29)
Net asset value, end of period	$10.42	$11.35	$11.04	$10.06	$8.67
Total ReturnC,D	(3.08)%	7.98%	11.24%	16.55%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.80%	1.80%	1.84%	1.88%	1.90%
Expenses net of fee waivers, if any	1.79%	1.80%	1.84%	1.85%	1.85%
Expenses net of all reductions	1.79%	1.80%	1.83%	1.84%	1.83%
Net investment income (loss)	.44%	.31%	.24%	.50%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147	$25,867	$18,390	$10,185	$6,928
Portfolio turnover rateG	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.80	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.16	.14	.15	.16
Net realized and unrealized gain (loss)	(.39)	.84	1.10	1.39	(.21)
Total from investment operations	(.22)	1.00	1.24	1.54	(.05)
Distributions from net investment income	(.16)	(.13)	(.12)	(.11)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)B	(.63)	(.23)	(.13)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.80
Total ReturnC	(2.03)%	9.26%	12.45%	17.73%	(.79)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.72%	.74%	.77%	.82%
Expenses net of fee waivers, if any	.72%	.72%	.74%	.77%	.82%
Expenses net of all reductions	.71%	.72%	.73%	.76%	.80%
Net investment income (loss)	1.51%	1.39%	1.34%	1.59%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,275,181	$1,187,056	$850,361	$557,351	$246,943
Portfolio turnover rateF	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 60% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.22	$10.21	$8.79	$9.22
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.16
Net realized and unrealized gain (loss)	(.39)	.83	1.10	1.39	(.22)
Total from investment operations	(.22)	.98	1.23	1.54	(.06)
Distributions from net investment income	(.15)	(.11)	(.11)	(.10)	(.11)
Distributions from net realized gain	(.56)	(.50)	(.11)	(.02)	(.26)
Total distributions	(.71)	(.61)	(.22)	(.12)	(.37)
Net asset value, end of period	$10.66	$11.59	$11.22	$10.21	$8.79
Total ReturnB	(2.08)%	9.15%	12.35%	17.73%	(.87)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.76%	.78%	.82%	.84%	.85%
Expenses net of fee waivers, if any	.76%	.78%	.82%	.84%	.85%
Expenses net of all reductions	.75%	.78%	.81%	.83%	.84%
Net investment income (loss)	1.47%	1.33%	1.26%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$15,574	$14,122	$8,540	$8,964	$7,470
Portfolio turnover rateE	22%	11%	22%	25%	14%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.5
General Electric Co.	0.6	0.1
Medtronic PLC	0.6	0.5
Google, Inc. Class C	0.5	0.5
JPMorgan Chase & Co.	0.5	0.5
Bank of America Corp.	0.5	0.5
Amazon.com, Inc.	0.5	0.2
Citigroup, Inc.	0.5	0.5
Google, Inc. Class A	0.5	0.5
Facebook, Inc. Class A	0.5	0.7
	5.8

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	20.2
Information Technology	10.9	11.2
Consumer Discretionary	10.0	10.5
Health Care	8.6	10.4
Industrials	7.5	8.5

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	9.7%
AAA,AA,A	5.0%
BBB	6.7%
BB and Below	7.3%
Not Rated	0.3%
Equities*	62.6%
Short-Term Investments and Net Other Assets	8.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	8.7%
AAA,AA,A	4.4%
BBB	6.1%
BB and Below	6.3%
Not Rated	0.3%
Equities*	71.9%
Short-Term Investments and Net Other Assets	2.3%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures*	67.0%
Bond Class	28.2%
Short-Term Class	4.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

As of March 31, 2015
Stock Class and Equity Futures*	72.0%
Bond Class	24.9%
Short-Term Class	3.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 0.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 29.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 62.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,162,871	$7,698,208
Fidelity Consumer Discretionary Central Fund (a)	983,273	230,194,082
Fidelity Consumer Staples Central Fund (a)	770,047	155,826,673
Fidelity Emerging Markets Equity Central Fund (a)	410,810	70,811,304
Fidelity Energy Central Fund (a)	1,117,452	115,645,084
Fidelity Financials Central Fund (a)	4,489,652	363,033,248
Fidelity Health Care Central Fund (a)	797,815	260,183,460
Fidelity Industrials Central Fund (a)	872,923	183,034,580
Fidelity Information Technology Central Fund (a)	1,446,617	377,147,444
Fidelity International Equity Central Fund (a)	7,699,530	554,520,131
Fidelity Materials Central Fund (a)	302,280	56,973,772
Fidelity Real Estate Equity Central Fund (a)	468,612	44,949,237
Fidelity Telecom Services Central Fund (a)	250,950	38,957,433
Fidelity Utilities Central Fund (a)	425,213	61,251,917
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,872,183,996)		2,520,226,573

Fixed-Income Central Funds - 29.0%
High Yield Fixed-Income Funds - 6.0%
Fidelity Emerging Markets Debt Central Fund (a)	2,165,014	19,593,377
Fidelity Floating Rate Central Fund (a)	389,458	39,732,483
Fidelity High Income Central Fund 1 (a)	1,954,251	183,582,381

TOTAL HIGH YIELD FIXED-INCOME FUNDS		242,908,241

Investment Grade Fixed-Income Funds - 23.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,133,197	111,370,622
Fidelity Investment Grade Bond Central Fund (a)	7,683,387	814,208,509

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		925,579,131

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,164,640,749)		1,168,487,372

Money Market Central Funds - 5.5%
Fidelity Cash Central Fund, 0.18% (c)	191,142,791	191,142,791
Fidelity Money Market Central Fund, 0.33% (c)	4	4
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	31,250,750	31,250,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $222,393,545)		222,393,545
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $10,559,397)	10,560,000	10,560,093
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF(f)
(Cost $8,320,311)	240,625	7,887,688
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $3,278,097,998)		3,929,555,271
NET OTHER ASSETS (LIABILITIES) - 2.4%		95,121,494
NET ASSETS - 100%		$4,024,676,765

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,413 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	134,849,655	$(1,524,405)
3,715 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	128,311,768	(1,641,720)
TOTAL FUTURES CONTRACTS		$263,161,423	$(3,166,125)

The face value of futures purchased as a percentage of Net Assets is 6.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,230,092.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$112,361
Fidelity Commodity Strategy Central Fund	10,376
Fidelity Consumer Discretionary Central Fund	3,485,853
Fidelity Consumer Staples Central Fund	4,144,314
Fidelity Emerging Markets Debt Central Fund	1,307,028
Fidelity Emerging Markets Equity Central Fund	927,228
Fidelity Energy Central Fund	2,585,528
Fidelity Financials Central Fund	6,054,523
Fidelity Floating Rate Central Fund	1,942,498
Fidelity Health Care Central Fund	1,770,753
Fidelity High Income Central Fund 1	9,538,375
Fidelity Industrials Central Fund	3,188,394
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	3,221,763
Fidelity International Equity Central Fund	18,894,862
Fidelity Investment Grade Bond Central Fund	25,168,075
Fidelity Materials Central Fund	1,429,441
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	946,189
Fidelity Securities Lending Cash Central Fund	3,669
Fidelity Telecom Services Central Fund	961,744
Fidelity Utilities Central Fund	1,957,159
Total	$87,650,133

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$10,103,371	$673,895	$400,249	$7,698,208	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	15,709,141	44,833,366	230,194,082	15.5%
Fidelity Consumer Staples Central Fund	176,144,673	12,732,646	32,179,360	155,826,673	14.2%
Fidelity Emerging Markets Debt Central Fund	19,855,699	2,501,108	667,086	19,593,377	19.1%
Fidelity Emerging Markets Equity Central Fund	115,733,112	39,189,906	71,199,977	70,811,304	29.9%
Fidelity Energy Central Fund	167,317,558	14,659,732	9,600,693	115,645,084	14.4%
Fidelity Financials Central Fund	385,467,487	27,168,221	36,654,542	363,033,248	15.8%
Fidelity Floating Rate Central Fund	38,858,316	4,323,903	1,374,179	39,732,483	2.5%
Fidelity Health Care Central Fund	287,633,271	16,818,798	64,749,401	260,183,460	14.9%
Fidelity High Income Central Fund 1	74,152,556	128,139,814	5,033,097	183,582,381	18.1%
Fidelity Industrials Central Fund	209,749,006	14,745,707	36,278,139	183,034,580	15.6%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	74,750,815	1,965,653	111,370,622	18.0%
Fidelity Information Technology Central Fund	378,865,383	48,746,271	61,625,474	377,147,444	14.9%
Fidelity International Equity Central Fund	730,319,960	79,016,917	185,594,352	554,520,131	26.3%
Fidelity Investment Grade Bond Central Fund	868,102,602	140,386,591	184,048,828	814,208,509	11.0%
Fidelity Materials Central Fund	79,084,304	5,901,886	14,398,810	56,973,772	15.9%
Fidelity Real Estate Equity Central Fund	--	49,692,516	1,348,405	44,949,237	17.9%
Fidelity Telecom Services Central Fund	40,322,450	3,558,349	2,751,454	38,957,433	14.1%
Fidelity Utilities Central Fund	78,119,318	5,899,981	17,769,712	61,251,917	15.1%
Total	$3,934,082,825	$684,616,197	$772,472,777	$3,688,713,945

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,520,226,573	$2,520,226,573	$--	$--
Fixed-Income Central Funds	1,168,487,372	1,168,487,372	--	--
Money Market Central Funds	222,393,545	222,393,545	--	--
Other Short-Term Investments and Net Other Assets	10,560,093	--	10,560,093	--
Investment Companies	7,887,688	7,887,688	--	--
Total Investments in Securities:	$3,929,555,271	$3,918,995,178	$10,560,093	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(3,166,125)	$(3,166,125)	$--	$--
Total Liabilities	$(3,166,125)	$(3,166,125)	$--	$--
Total Derivative Instruments:	$(3,166,125)	$(3,166,125)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,166,125)
Total Equity Risk	0	(3,166,125)
Total Value of Derivatives	$0	$(3,166,125)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.8%
United Kingdom	4.9%
Japan	2.9%
Ireland	2.2%
Cayman Islands	1.8%
France	1.6%
Switzerland	1.5%
Canada	1.3%
Netherlands	1.2%
Bermuda	1.0%
Others (Individually Less Than 1%)	10.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $7,886,868) — See accompanying schedule: Unaffiliated issuers (cost $18,879,708)	$18,447,781
Fidelity Central Funds (cost $3,259,218,290)	3,911,107,490
Total Investments (cost $3,278,097,998)		$3,929,555,271
Receivable for investments sold		160,111,782
Receivable for fund shares sold		2,313,460
Distributions receivable from Fidelity Central Funds		32,793
Receivable for daily variation margin for derivative instruments		2,352,029
Prepaid expenses		13,712
Other receivables		148,699
Total assets		4,094,527,746
Liabilities
Payable for investments purchased	$34,161,747
Payable for fund shares redeemed	1,660,646
Accrued management fee	1,874,812
Distribution and service plan fees payable	95,136
Other affiliated payables	593,601
Other payables and accrued expenses	214,289
Collateral on securities loaned, at value	31,250,750
Total liabilities		69,850,981
Net Assets		$4,024,676,765
Net Assets consist of:
Paid in capital		$3,723,502,338
Undistributed net investment income		45,440,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(392,557,558)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		648,291,304
Net Assets		$4,024,676,765
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($134,849,143 ÷ 7,158,182 shares)		$18.84
Maximum offering price per share (100/94.25 of $18.84)		$19.99
Class T:
Net Asset Value and redemption price per share ($46,684,852 ÷ 2,480,415 shares)		$18.82
Maximum offering price per share (100/96.50 of $18.82)		$19.50
Class B:
Net Asset Value and offering price per share ($2,365,437 ÷ 124,735 shares)(a)		$18.96
Class C:
Net Asset Value and offering price per share ($52,859,938 ÷ 2,828,167 shares)(a)		$18.69
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($3,745,336,004 ÷ 198,239,717 shares)		$18.89
Class I:
Net Asset Value, offering price and redemption price per share ($42,581,391 ÷ 2,252,884 shares)		$18.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$799,067
Interest		988
Income from Fidelity Central Funds		87,650,133
Total income		88,450,188
Expenses
Management fee	$23,211,996
Transfer agent fees	5,779,829
Distribution and service plan fees	1,210,113
Accounting and security lending fees	1,334,987
Custodian fees and expenses	1,202
Independent trustees' compensation	18,100
Depreciation in deferred trustee compensation account	(36)
Registration fees	134,184
Audit	35,297
Legal	23,495
Interest	79
Miscellaneous	166,105
Total expenses before reductions	31,915,351
Expense reductions	(374,070)	31,541,281
Net investment income (loss)		56,908,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,838,266
Fidelity Central Funds	(6,673,249)
Foreign currency transactions	53,631
Futures contracts	(3,378,683)
Capital gain distributions from Fidelity Central Funds	88,213
Total net realized gain (loss)		(7,071,822)
Change in net unrealized appreciation (depreciation) on: Investment securities	(163,068,293)
Assets and liabilities in foreign currencies	156
Futures contracts	(3,069,874)
Total change in net unrealized appreciation (depreciation)		(166,138,011)
Net gain (loss)		(173,209,833)
Net increase (decrease) in net assets resulting from operations		$(116,300,926)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,908,907	$49,356,857
Net realized gain (loss)	(7,071,822)	54,325,602
Change in net unrealized appreciation (depreciation)	(166,138,011)	252,116,796
Net increase (decrease) in net assets resulting from operations	(116,300,926)	355,799,255
Distributions to shareholders from net investment income	(52,308,569)	(39,398,483)
Distributions to shareholders from net realized gain	(305,208,277)	(13,342,022)
Total distributions	(357,516,846)	(52,740,505)
Share transactions - net increase (decrease)	476,784,885	209,167,082
Total increase (decrease) in net assets	2,967,113	512,225,832
Net Assets
Beginning of period	4,021,709,652	3,509,483,820
End of period (including undistributed net investment income of $45,440,681 and undistributed net investment income of $40,817,625, respectively)	$4,024,676,765	$4,021,709,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.24	$19.60	$17.33	$14.72	$15.24
Income from Investment Operations
Net investment income (loss)A	.22	.21	.18	.19	.19
Net realized and unrealized gain (loss)	(.80)	1.67	2.31	2.64	(.50)
Total from investment operations	(.58)	1.88	2.49	2.83	(.31)
Distributions from net investment income	(.22)	(.16)	(.19)	(.19)	(.18)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.82)	(.24)B	(.22)	(.22)	(.21)
Net asset value, end of period	$18.84	$21.24	$19.60	$17.33	$14.72
Total ReturnC,D	(2.96)%	9.65%	14.56%	19.44%	(2.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.06%	1.08%	1.09%
Expenses net of all reductions	1.02%	1.03%	1.04%	1.07%	1.07%
Net investment income (loss)	1.07%	1.00%	.98%	1.17%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$134,849	$143,310	$127,865	$120,425	$107,670
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.22	$19.58	$17.30	$14.70	$15.21
Income from Investment Operations
Net investment income (loss)A	.17	.15	.13	.15	.15
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.62	(.49)
Total from investment operations	(.63)	1.82	2.45	2.77	(.34)
Distributions from net investment income	(.16)	(.11)	(.14)	(.15)	(.14)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.77)B	(.18)	(.17)	(.17)C	(.17)
Net asset value, end of period	$18.82	$21.22	$19.58	$17.30	$14.70
Total ReturnD,E	(3.25)%	9.38%	14.31%	19.03%	(2.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.29%	1.29%	1.32%	1.35%	1.35%
Expenses net of fee waivers, if any	1.28%	1.29%	1.32%	1.35%	1.35%
Expenses net of all reductions	1.28%	1.29%	1.30%	1.33%	1.34%
Net investment income (loss)	.81%	.74%	.72%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$46,685	$49,337	$44,421	$43,064	$40,033
Portfolio turnover rateH	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.61	$17.30	$14.66	$15.15
Income from Investment Operations
Net investment income (loss)A	.05	.03	.03	.06	.06
Net realized and unrealized gain (loss)	(.80)	1.69	2.32	2.63	(.50)
Total from investment operations	(.75)	1.72	2.35	2.69	(.44)
Distributions from net investment income	–	–	(.01)	(.03)	(.02)
Distributions from net realized gain	(1.59)	(.03)	(.03)	(.03)	(.03)
Total distributions	(1.59)	(.03)	(.04)	(.05)B	(.05)
Net asset value, end of period	$18.96	$21.30	$19.61	$17.30	$14.66
Total ReturnC,D	(3.80)%	8.79%	13.61%	18.42%	(2.92)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of fee waivers, if any	1.86%	1.87%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.85%	1.87%	1.88%	1.89%	1.89%
Net investment income (loss)	.24%	.16%	.14%	.35%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,365	$4,142	$5,656	$8,014	$9,605
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class C

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.08	$19.48	$17.23	$14.63	$15.13
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.07	.07
Net realized and unrealized gain (loss)	(.78)	1.66	2.31	2.62	(.49)
Total from investment operations	(.72)	1.71	2.35	2.69	(.42)
Distributions from net investment income	(.07)	(.04)	(.07)	(.07)	(.05)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.67)	(.11)	(.10)	(.09)B	(.08)
Net asset value, end of period	$18.69	$21.08	$19.48	$17.23	$14.63
Total ReturnC,D	(3.69)%	8.82%	13.70%	18.49%	(2.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.79%	1.79%	1.81%	1.83%	1.83%
Expenses net of fee waivers, if any	1.78%	1.79%	1.81%	1.83%	1.83%
Expenses net of all reductions	1.78%	1.78%	1.79%	1.81%	1.81%
Net investment income (loss)	.32%	.25%	.23%	.43%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$52,860	$55,104	$46,498	$38,245	$32,160
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.30	$19.66	$17.38	$14.77	$15.28
Income from Investment Operations
Net investment income (loss)A	.28	.27	.24	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.67	2.32	2.64	(.49)
Total from investment operations	(.52)	1.94	2.56	2.88	(.25)
Distributions from net investment income	(.28)	(.23)	(.25)	(.25)	(.23)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.89)B	(.30)	(.28)	(.27)C	(.26)
Net asset value, end of period	$18.89	$21.30	$19.66	$17.38	$14.77
Total ReturnD	(2.69)%	9.98%	14.94%	19.79%	(1.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.73%	.75%	.76%	.78%
Expenses net of fee waivers, if any	.72%	.73%	.75%	.76%	.78%
Expenses net of all reductions	.71%	.72%	.73%	.75%	.76%
Net investment income (loss)	1.38%	1.31%	1.29%	1.49%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,745,336	$3,729,256	$3,253,088	$2,758,119	$2,103,346
Portfolio turnover rateG	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 70% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.31	$19.66	$17.38	$14.78	$15.29
Income from Investment Operations
Net investment income (loss)A	.27	.26	.23	.24	.24
Net realized and unrealized gain (loss)	(.80)	1.68	2.32	2.63	(.50)
Total from investment operations	(.53)	1.94	2.55	2.87	(.26)
Distributions from net investment income	(.27)	(.22)	(.24)	(.24)	(.22)
Distributions from net realized gain	(1.60)	(.07)	(.03)	(.03)	(.03)
Total distributions	(1.88)B	(.29)	(.27)	(.27)	(.25)
Net asset value, end of period	$18.90	$21.31	$19.66	$17.38	$14.78
Total ReturnC	(2.73)%	9.98%	14.90%	19.68%	(1.82)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.76%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.75%	.77%	.77%	.79%	.80%
Net investment income (loss)	1.34%	1.26%	1.25%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$42,581	$40,561	$31,955	$30,418	$26,678
Portfolio turnover rateF	20%	13%	20%	20%	16%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.4	1.8
General Electric Co.	0.8	0.1
Medtronic PLC	0.7	0.6
Google, Inc. Class C	0.7	0.6
JPMorgan Chase & Co.	0.6	0.6
Bank of America Corp.	0.6	0.6
Amazon.com, Inc.	0.6	0.2
Citigroup, Inc.	0.6	0.6
Google, Inc. Class A	0.6	0.6
Facebook, Inc. Class A	0.6	0.9
	7.2

Top Five Market Sectors as of September 30, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	19.2
Information Technology	13.3	13.5
Consumer Discretionary	11.7	12.0
Health Care	10.3	12.3
Industrials	8.6	9.8

Quality Diversification (% of fund's net assets)

As of September 30, 2015
U.S. Government and U.S. Government Agency Obligations	4.6%
AAA,AA,A	2.2%
BBB	2.3%
BB and Below	4.9%
Not Rated	0.1%
Equities	79.0%
Short-Term Investments and Net Other Assets	6.9%

As of March 31, 2015
U.S. Government and U.S. Government Agency Obligations	2.7%
AAA,AA,A	1.5%
BBB	1.5%
BB and Below	4.0%
Not Rated	0.1%
Equities	88.1%
Short-Term Investments and Net Other Assets	2.1%
We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2015
Stock Class and Equity Futures	83.4%
Bond Class	13.8%
Short-Term Class	2.8%

As of March 31, 2015
Stock Class and Equity Futures	88.0%
Bond Class	9.6%
Short-Term Class	2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 32.3% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Investments September 30, 2015

Showing Percentage of Net Assets

Equity Central Funds - 78.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	468,253	$109,622,730
Fidelity Consumer Staples Central Fund (a)	366,708	74,206,979
Fidelity Emerging Markets Equity Central Fund (a)	177,617	30,615,907
Fidelity Energy Central Fund (a)	532,190	55,076,316
Fidelity Financials Central Fund (a)	2,138,129	172,889,091
Fidelity Health Care Central Fund (a)	379,912	123,896,753
Fidelity Industrials Central Fund (a)	415,738	87,171,964
Fidelity Information Technology Central Fund (a)	688,795	179,575,781
Fidelity International Equity Central Fund (a)	3,549,299	255,620,526
Fidelity Materials Central Fund (a)	143,947	27,131,124
Fidelity Real Estate Equity Central Fund (a)	177,501	17,025,892
Fidelity Telecom Services Central Fund (a)	119,503	18,551,588
Fidelity Utilities Central Fund (a)	202,478	29,166,916
TOTAL EQUITY CENTRAL FUNDS
(Cost $908,335,896)		1,180,551,567

Fixed-Income Central Funds - 14.1%
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,862	25,900
Fidelity Floating Rate Central Fund (a)	147,220	15,019,413
Fidelity High Income Central Fund 1 (a)	531,871	49,963,955

TOTAL HIGH YIELD FIXED-INCOME FUNDS		65,009,268

Investment Grade Fixed-Income Funds - 9.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	269,198	26,456,810
Fidelity Investment Grade Bond Central Fund (a)	1,136,555	120,440,753

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		146,897,563

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $217,107,634)		211,906,831

Money Market Central Funds - 3.2%
Fidelity Cash Central Fund, 0.18% (c)	31,413,255	31,413,255
Fidelity Securities Lending Cash Central Fund, 0.20% (c)(d)	16,862,750	16,862,750
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $48,276,005)		48,276,005
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 11/5/15 to 12/17/15 (e)
(Cost $3,489,812)	3,490,000	3,490,025
	Shares	Value

Investment Companies - 0.2%
iShares MSCI Emerging Markets Index ETF (f)
(Cost $3,137,150)	90,727	2,974,031

Fixed-Income Funds - 1.2%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $19,274,800)	146,712	18,124,800
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $1,199,621,297)		1,465,323,259
NET OTHER ASSETS (LIABILITIES) - 2.9%		44,503,364
NET ASSETS - 100%		$1,509,826,623

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
445 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	42,468,575	$(238,683)
1,559 Eurex Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2015	53,846,042	(618,871)
TOTAL FUTURES CONTRACTS		$96,314,617	$(857,554)

The face value of futures purchased as a percentage of Net Assets is 6.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,360,025.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,905
Fidelity Commodity Strategy Central Fund	0
Fidelity Consumer Discretionary Central Fund	1,570,112
Fidelity Consumer Staples Central Fund	1,901,320
Fidelity Emerging Markets Debt Central Fund	28,801
Fidelity Emerging Markets Equity Central Fund	371,376
Fidelity Energy Central Fund	1,231,879
Fidelity Financials Central Fund	2,718,606
Fidelity Floating Rate Central Fund	719,326
Fidelity Health Care Central Fund	801,036
Fidelity High Income Central Fund 1	2,820,727
Fidelity Industrials Central Fund	1,427,088
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	1,495,310
Fidelity International Equity Central Fund	8,699,169
Fidelity Investment Grade Bond Central Fund	3,154,665
Fidelity Materials Central Fund	628,903
Fidelity Real Estate Equity Central Fund	351,216
Fidelity Securities Lending Cash Central Fund	21,279
Fidelity Telecom Services Central Fund	472,892
Fidelity Utilities Central Fund	893,893
Total	$29,328,503

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,001,573	$14,591	$4,007,159	$--	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	15,229,181	28,166,656	109,622,730	7.4%
Fidelity Consumer Staples Central Fund	84,571,562	9,559,590	18,823,826	74,206,979	6.8%
Fidelity Emerging Markets Debt Central Fund	7,845,467	67,500	7,830,591	25,900	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	18,608,822	30,263,434	30,615,907	12.9%
Fidelity Energy Central Fund	80,552,685	8,724,468	7,019,517	55,076,316	6.9%
Fidelity Financials Central Fund	185,588,261	31,342,365	36,075,181	172,889,091	7.5%
Fidelity Floating Rate Central Fund	15,312,201	2,393,271	1,947,831	15,019,413	0.9%
Fidelity Health Care Central Fund	137,843,581	14,054,797	34,418,236	123,896,753	7.1%
Fidelity High Income Central Fund 1	29,906,639	29,228,738	5,116,835	49,963,955	4.9%
Fidelity Industrials Central Fund	101,199,635	14,832,991	24,971,090	87,171,964	7.4%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	20,417,653	9,358,695	26,456,810	4.3%
Fidelity Information Technology Central Fund	180,363,403	22,047,838	26,102,723	179,575,781	7.1%
Fidelity International Equity Central Fund	344,525,328	57,102,583	111,555,899	255,620,526	12.1%
Fidelity Investment Grade Bond Central Fund	137,496,728	101,571,957	117,210,289	120,440,753	1.6%
Fidelity Materials Central Fund	37,821,930	4,168,777	8,423,608	27,131,124	7.6%
Fidelity Real Estate Equity Central Fund	--	18,947,042	647,871	17,025,892	6.8%
Fidelity Telecom Services Central Fund	19,526,034	2,816,101	2,772,684	18,551,588	6.7%
Fidelity Utilities Central Fund	37,683,012	4,438,696	10,424,629	29,166,916	7.2%
Total	$1,580,570,591	$375,566,961	$485,136,754	$1,392,458,398

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,180,551,567	$1,180,551,567	$--	$--
Fixed-Income Central Funds	211,906,831	211,906,831	--	--
Money Market Central Funds	48,276,005	48,276,005	--	--
Other Short-Term Investments and Net Other Assets	3,490,025	--	3,490,025	--
Investment Companies	2,974,031	2,974,031	--	--
Fixed-Income Funds	18,124,800	18,124,800	--	--
Total Investments in Securities:	$1,465,323,259	$1,461,833,234	$3,490,025	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(857,554)	$(857,554)	$--	$--
Total Liabilities	$(857,554)	$(857,554)	$--	$--
Total Derivative Instruments:	$(857,554)	$(857,554)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(857,554)
Total Equity Risk	0	(857,554)
Total Value of Derivatives	$0	$(857,554)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	67.7%
United Kingdom	5.7%
Japan	3.3%
Ireland	2.5%
Cayman Islands	2.0%
France	1.8%
Switzerland	1.7%
Canada	1.6%
Netherlands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.6%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		September 30, 2015
Assets
Investment in securities, at value (including securities loaned of $16,562,546) — See accompanying schedule: Unaffiliated issuers (cost $25,901,762)	$24,588,856
Fidelity Central Funds (cost $1,173,719,535)	1,440,734,403
Total Investments (cost $1,199,621,297)		$1,465,323,259
Receivable for investments sold		76,840,606
Receivable for fund shares sold		920,917
Distributions receivable from Fidelity Central Funds		7,982
Receivable for daily variation margin for derivative instruments		711,394
Prepaid expenses		5,191
Other receivables		41,279
Total assets		1,543,850,628
Liabilities
Payable for investments purchased	$15,139,004
Payable for fund shares redeemed	920,967
Accrued management fee	705,071
Distribution and service plan fees payable	52,740
Other affiliated payables	248,801
Other payables and accrued expenses	94,672
Collateral on securities loaned, at value	16,862,750
Total liabilities		34,024,005
Net Assets		$1,509,826,623
Net Assets consist of:
Paid in capital		$1,402,534,984
Undistributed net investment income		14,146,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(171,698,984)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,844,513
Net Assets		$1,509,826,623
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,005,867 ÷ 4,279,454 shares)		$15.42
Maximum offering price per share (100/94.25 of $15.42)		$16.36
Class T:
Net Asset Value and redemption price per share ($18,990,708 ÷ 1,239,397 shares)		$15.32
Maximum offering price per share (100/96.50 of $15.32)		$15.88
Class B:
Net Asset Value and offering price per share ($1,536,775 ÷ 99,999 shares)(a)		$15.37
Class C:
Net Asset Value and offering price per share ($34,590,243 ÷ 2,284,073 shares)(a)		$15.14
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($1,350,006,479 ÷ 86,766,815 shares)		$15.56
Class I:
Net Asset Value, offering price and redemption price per share ($38,696,551 ÷ 2,495,455 shares)		$15.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2015
Investment Income
Dividends		$541,059
Interest		382
Income from Fidelity Central Funds		29,328,503
Total income		29,869,944
Expenses
Management fee	$8,644,631
Transfer agent fees	2,466,616
Distribution and service plan fees	640,564
Accounting and security lending fees	491,616
Custodian fees and expenses	884
Independent trustees' compensation	6,652
Registration fees	132,876
Audit	44,916
Legal	5,244
Interest	69
Miscellaneous	82,989
Total expenses before reductions	12,517,057
Expense reductions	(159,569)	12,357,488
Net investment income (loss)		17,512,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	762,634
Fidelity Central Funds	(24,330,876)
Foreign currency transactions	20,321
Futures contracts	(885,949)
Capital gain distributions from Fidelity Central Funds	119
Total net realized gain (loss)		(24,433,751)
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,986,440)
Assets and liabilities in foreign currencies	105
Futures contracts	(712,003)
Total change in net unrealized appreciation (depreciation)		(60,698,338)
Net gain (loss)		(85,132,089)
Net increase (decrease) in net assets resulting from operations		$(67,619,633)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,512,456	$17,262,135
Net realized gain (loss)	(24,433,751)	19,043,349
Change in net unrealized appreciation (depreciation)	(60,698,338)	112,623,173
Net increase (decrease) in net assets resulting from operations	(67,619,633)	148,928,657
Distributions to shareholders from net investment income	(18,161,462)	(12,072,498)
Distributions to shareholders from net realized gain	(119,223,346)	(32,360,551)
Total distributions	(137,384,808)	(44,433,049)
Share transactions - net increase (decrease)	122,331,834	252,813,012
Total increase (decrease) in net assets	(82,672,607)	357,308,620
Net Assets
Beginning of period	1,592,499,230	1,235,190,610
End of period (including undistributed net investment income of $14,146,110 and undistributed net investment income of $14,778,904, respectively)	$1,509,826,623	$1,592,499,230

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class A

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.64	$16.38	$14.03	$11.62	$12.23
Income from Investment Operations
Net investment income (loss)A	.14	.16	.14	.14	.13
Net realized and unrealized gain (loss)	(.77)	1.64	2.38	2.43	(.58)
Total from investment operations	(.63)	1.80	2.52	2.57	(.45)
Distributions from net investment income	(.17)	(.11)	(.14)	(.14)	(.13)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.59)B	(.54)C	(.17)D	(.16)	(.16)
Net asset value, end of period	$15.42	$17.64	$16.38	$14.03	$11.62
Total ReturnE,F	(3.86)%	11.24%	18.14%	22.30%	(3.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of fee waivers, if any	1.05%	1.04%	1.05%	1.08%	1.10%
Expenses net of all reductions	1.04%	1.04%	1.03%	1.07%	1.08%
Net investment income (loss)	.85%	.92%	.91%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$66,006	$66,659	$82,805	$66,048	$50,854
Portfolio turnover rateI	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.59 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 C Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class T

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.56	$16.32	$13.97	$11.58	$12.19
Income from Investment Operations
Net investment income (loss)A	.10	.11	.09	.10	.10
Net realized and unrealized gain (loss)	(.78)	1.63	2.38	2.41	(.58)
Total from investment operations	(.68)	1.74	2.47	2.51	(.48)
Distributions from net investment income	(.13)	(.08)	(.10)	(.10)	(.10)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.56)	(.50)	(.12)	(.12)	(.13)
Net asset value, end of period	$15.32	$17.56	$16.32	$13.97	$11.58
Total ReturnB,C	(4.21)%	10.92%	17.85%	21.86%	(4.08)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of fee waivers, if any	1.33%	1.33%	1.35%	1.36%	1.35%
Expenses net of all reductions	1.32%	1.33%	1.33%	1.35%	1.33%
Net investment income (loss)	.57%	.63%	.61%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$18,991	$17,690	$13,606	$10,604	$8,449
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class B

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.55	$16.29	$13.94	$11.53	$12.12
Income from Investment Operations
Net investment income (loss)A	.01	.02	.01	.03	.02
Net realized and unrealized gain (loss)	(.76)	1.64	2.38	2.41	(.57)
Total from investment operations	(.75)	1.66	2.39	2.44	(.55)
Distributions from net investment income	–B	–	(.02)	(.01)	(.01)
Distributions from net realized gain	(1.43)	(.40)	(.02)	(.02)	(.03)
Total distributions	(1.43)	(.40)	(.04)	(.03)	(.04)
Net asset value, end of period	$15.37	$17.55	$16.29	$13.94	$11.53
Total ReturnC,D	(4.59)%	10.37%	17.19%	21.24%	(4.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of fee waivers, if any	1.82%	1.83%	1.88%	1.91%	1.91%
Expenses net of all reductions	1.81%	1.83%	1.86%	1.89%	1.89%
Net investment income (loss)	.08%	.13%	.08%	.25%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,537	$2,463	$3,071	$2,996	$2,898
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class C

		September 30,
Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.37	$16.16	$13.85	$11.47	$12.10
Income from Investment Operations
Net investment income (loss)A	.02	.03	.02	.04	.03
Net realized and unrealized gain (loss)	(.76)	1.61	2.35	2.41	(.58)
Total from investment operations	(.74)	1.64	2.37	2.45	(.55)
Distributions from net investment income	(.06)	(.01)	(.04)	(.05)	(.05)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.49)	(.43)	(.06)	(.07)	(.08)
Net asset value, end of period	$15.14	$17.37	$16.16	$13.85	$11.47
Total ReturnB,C	(4.62)%	10.37%	17.22%	21.44%	(4.62)%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.81%	1.81%	1.84%	1.84%	1.84%
Expenses net of fee waivers, if any	1.81%	1.81%	1.83%	1.84%	1.84%
Expenses net of all reductions	1.80%	1.81%	1.81%	1.83%	1.82%
Net investment income (loss)	.10%	.15%	.13%	.32%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$34,590	$30,717	$21,781	$17,243	$13,379
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85%

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.79	$16.52	$14.14	$11.72	$12.31
Income from Investment Operations
Net investment income (loss)A	.20	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.78)	1.65	2.40	2.43	(.58)
Total from investment operations	(.58)	1.86	2.58	2.61	(.41)
Distributions from net investment income	(.23)	(.17)	(.18)	(.17)	(.15)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.65)B	(.59)	(.20)	(.19)	(.18)
Net asset value, end of period	$15.56	$17.79	$16.52	$14.14	$11.72
Total ReturnC	(3.54)%	11.54%	18.52%	22.53%	(3.51)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.74%	.77%	.81%	.82%
Expenses net of fee waivers, if any	.75%	.74%	.77%	.81%	.82%
Expenses net of all reductions	.74%	.74%	.75%	.80%	.80%
Net investment income (loss)	1.16%	1.21%	1.19%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,006	$1,433,196	$1,100,838	$706,722	$557,908
Portfolio turnover rateF	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Asset Manager 85% Class I

Years ended September 30,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$17.74	$16.48	$14.11	$11.69	$12.30
Income from Investment Operations
Net investment income (loss)A	.19	.21	.18	.18	.17
Net realized and unrealized gain (loss)	(.76)	1.64	2.39	2.43	(.59)
Total from investment operations	(.57)	1.85	2.57	2.61	(.42)
Distributions from net investment income	(.23)	(.16)	(.17)	(.17)	(.16)
Distributions from net realized gain	(1.43)	(.42)	(.02)	(.02)	(.03)
Total distributions	(1.66)	(.59)B	(.20)C	(.19)	(.19)
Net asset value, end of period	$15.51	$17.74	$16.48	$14.11	$11.69
Total ReturnD	(3.52)%	11.49%	18.45%	22.60%	(3.58)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%	.76%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.76%	.76%	.79%	.81%	.81%
Expenses net of all reductions	.75%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.15%	1.19%	1.17%	1.35%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$38,697	$41,775	$13,088	$10,710	$8,600
Portfolio turnover rateG	29%	14%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .15%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2015

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman IslandsFuturesSwaps	.05%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign SecuritiesFuturesRepurchase AgreementsRestricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign SecuritiesLoans & Direct Debt InstrumentsRestricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign SecuritiesFuturesRestricted Securities	.15%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued SecuritiesForeign SecuritiesFuturesRepurchase Agreements	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt InstrumentsRestricted Securities	Less than .005%
Fidelity High Income Central Fund 1	FMRC	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued SecuritiesLoans & Direct Debt InstrumentsRepurchase AgreementsRestricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .005%
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued SecuritiesFuturesRepurchase AgreementsRestricted SecuritiesSwaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMRC	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Repurchase Agreements	.01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2015, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and underlying funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Asset Manager 20%%	$4,730,887,999	$72,533,620	$(45,422,809)	$27,110,811
Fidelity Asset Manager 30%%	868,903,215	18,070,944	(16,061,666)	2,009,278
Fidelity Asset Manager 40%%	980,418,317	26,517,673	(25,424,006)	1,093,667
Fidelity Asset Manager 50%%	7,343,497,564	349,591,868	(145,918,852)	203,673,016
Fidelity Asset Manager 60%%	1,336,265,768	54,284,248	(34,354,299)	19,929,949
Fidelity Asset Manager 70%%	3,802,518,207	296,747,047	(169,709,983)	127,037,064
Fidelity Asset Manager 85%%	1,415,535,740	103,321,081	(53,533,562)	49,787,519

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%%	$17,136,226	$72,608,447	$27,069,289
Fidelity Asset Manager 30%%	1,669,201	10,804,932	1,999,198
Fidelity Asset Manager 40%%	4,799,356	8,471,004	1,080,641
Fidelity Asset Manager 50%%	42,461,244	235,578,636	203,535,232
Fidelity Asset Manager 60%%	17,537,742	24,391,879	19,902,008
Fidelity Asset Manager 70%%	48,515,414	125,774,249	126,943,430
Fidelity Asset Manager 85%%	14,680,616	42,863,368	49,747,655

The tax character of distributions paid was as follows:

September 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$126,697,785	$106,777,049	$233,474,834
Fidelity Asset Manager 30%%	20,946,737	16,504,252	37,450,989
Fidelity Asset Manager 40%%	21,320,945	17,444,974	38,765,919
Fidelity Asset Manager 50%%	275,342,241	371,123,324	646,465,565
Fidelity Asset Manager 60%%	34,912,378	47,079,692	81,992,070
Fidelity Asset Manager 70%%	104,442,356	253,074,490	357,516,846
Fidelity Asset Manager 85%%	49,993,344	87,391,464	137,384,808

September 30, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%%	$91,224,403	$88,160,063	$179,384,466
Fidelity Asset Manager 30%%	12,558,280	10,215,022	22,773,302
Fidelity Asset Manager 40%%	13,530,571	12,216,082	25,746,653
Fidelity Asset Manager 50%%	206,203,105	305,719,727	511,922,832
Fidelity Asset Manager 60%%	23,947,402	30,876,269	54,823,671
Fidelity Asset Manager 70%%	52,740,505	–	52,740,505
Fidelity Asset Manager 85%%	21,096,710	23,336,339	44,433,049

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$3,775,138	$(2,584,211)
Totals(a)	$3,775,138	$(2,584,211)
Fidelity Asset Manager 30%%
Equity Risk
Futures Contracts	$529,254	$(463,851)
Totals(a)	$529,254	$(463,851)
Fidelity Asset Manager 40%%
Equity Risk
Futures Contracts	$(109,554)	$(637,258)
Totals(a)	$(109,554)	$(637,258)
Fidelity Asset Manager 50%%
Equity Risk
Futures Contracts	$(2,572,713)	$(5,457,558)
Totals(a)	$(2,572,713)	$(5,457,558)
Fidelity Asset Manager 60%%
Equity Risk
Futures Contracts	$(230,229)	$(848,750)
Totals(a)	$(230,229)	$(848,750)
Fidelity Asset Manager 70%%
Equity Risk
Futures Contracts	$(3,378,683)	$(3,069,874)
Totals(a)	$(3,378,683)	$(3,069,874)
Fidelity Asset Manager 85%%
Equity Risk
Futures Contracts	$(885,949)	$(712,003)
Totals(a)	$(885,949)	$(712,003)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%%	762,795,461	948,164,434
Fidelity Asset Manager 30%%	222,405,831	164,926,291
Fidelity Asset Manager 40%%	341,292,252	192,417,610
Fidelity Asset Manager 50%%	1,350,968,666	1,893,827,146
Fidelity Asset Manager 60%%	396,516,342	315,322,489
Fidelity Asset Manager 70%%	842,056,763	911,282,627
Fidelity Asset Manager 85%%	448,881,872	532,323,660

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%%	.30%	.11%	.41%
Fidelity Asset Manager 30%%	.30%	.11%	.41%
Fidelity Asset Manager 40%%	.30%	.11%	.41%
Fidelity Asset Manager 50%%	.25%	.25%	.50%
Fidelity Asset Manager 60%%	.30%	.25%	.55%
Fidelity Asset Manager 70%%	.30%	.25%	.55%
Fidelity Asset Manager 85%%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$97,925	$700
Class T	.25%	.25%	100,657	175
Class B	.75%	.25%	18,181	13,639
Class C	.75%	.25%	275,515	54,571
			$492,278	$69,085
Fidelity Asset Manager 30%
Class A	- %	.25%	$53,840	$1,873
Class T	.25%	.25%	52,988	–
Class B	.75%	.25%	6,972	5,334
Class C	.75%	.25%	188,459	54,428
			$302,259	$61,635
Fidelity Asset Manager 40%
Class A	- %	.25%	$71,699	$4,422
Class T	.25%	.25%	45,904	84
Class B	.75%	.25%	9,459	7,103
Class C	.75%	.25%	182,676	54,282
			$309,738	$65,891
Fidelity Asset Manager 50%
Class A	- %	.25%	$182,734	$2,503
Class T	.25%	.25%	168,219	667
Class B	.75%	.25%	30,424	22,842
Class C	.75%	.25%	408,088	81,644
			$789,465	$107,656
Fidelity Asset Manager 60%
Class A	- %	.25%	$139,716	$4,631
Class T	.25%	.25%	82,290	–
Class B	.75%	.25%	15,219	11,471
Class C	.75%	.25%	294,711	63,137
			$531,936	$79,239
Fidelity Asset Manager 70%
Class A	- %	.25%	$366,200	$9,898
Class T	.25%	.25%	249,270	295
Class B	.75%	.25%	33,527	25,164
Class C	.75%	.25%	561,116	81,721
			$1,210,113	$117,078
Fidelity Asset Manager 85%
Class A	- %	.25%	$175,217	$3,503
Class T	.25%	.25%	100,394	–
Class B	.75%	.25%	20,972	15,732
Class C	.75%	.25%	343,981	84,091
			$640,564	$103,326

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$13,658
Class T	5,654
Class B(a)	611
Class C(a)	8,406
$28,329
Fidelity Asset Manager 30%
Class A	$15,704
Class T	9,370
Class B(a)	1,392
Class C(a)	2,838
$29,304
Fidelity Asset Manager 40%
Class A	$29,504
Class T	4,328
Class B(a)	113
Class C(a)	4,997
$38,942
Fidelity Asset Manager 50%
Class A	$49,434
Class T	12,610
Class B(a)	1,883
Class C(a)	5,387
$69,314
Fidelity Asset Manager 60%
Class A	$47,507
Class T	11,501
Class B(a)	652
Class C(a)	4,467
$64,127
Fidelity Asset Manager 70%
Class A	$68,131
Class T	18,448
Class B(a)	2,014
Class C(a)	5,424
$94,017
Fidelity Asset Manager 85%
Class A	$56,597
Class T	8,662
Class B(a)	838
Class C(a)	5,906
$72,003

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$55,217.14
Class T	31,381.16
Class B	2,422.13
Class C	42,668.15
Asset Manager 20%%	4,073,086.08
Class I	19,421.13
	$4,224,195
Fidelity Asset Manager 30%
Class A	$29,719.14
Class T	16,102.15
Class B	998.14
Class C	27,373.15
Asset Manager 30%%	624,056.08
Class I	11,830.14
	$710,078
Fidelity Asset Manager 40%
Class A	$36,753.13
Class T	12,840.14
Class B	1,090.12
Class C	27,830.15
Asset Manager 40%%	707,987.08
Class I	12,559.13
	$799,059
Fidelity Asset Manager 50%
Class A	$134,106.18
Class T	66,667.20
Class B	5,303.17
Class C	81,426.20
Asset Manager 50%%	10,721,173.13
Class I	56,123.18
	$11,064,798
Fidelity Asset Manager 60%
Class A	$100,398.18
Class T	30,653.19
Class B	2,934.19
Class C	55,819.19
Asset Manager 60%%	1,518,474.11
Class I	24,711.16
	$1,732,989
Fidelity Asset Manager 70%
Class A	$278,434.19
Class T	98,542.20
Class B	9,159.27
Class C	109,808.20
Asset Manager 70%%	5,209,735.13
Class I	74,151.17
	$5,779,829
Fidelity Asset Manager 85%
Class A	$143,600.20
Class T	46,955.23
Class B	4,734.23
Class C	72,838.21
Asset Manager 85%%	2,130,221.15
Class I	68,268.16
	$2,466,616

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 70%	Borrower	$8,457,000.34%		$79
Fidelity Asset Manager 85%	Borrower	7,318,000.34%		69

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$7,361
Fidelity Asset Manager 30%%	1,238
Fidelity Asset Manager 40%%	1,303
Fidelity Asset Manager 50%%	11,961
Fidelity Asset Manager 60%%	2,023
Fidelity Asset Manager 70%%	6,064
Fidelity Asset Manager 85%%	2,278

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Total Security Lending Income
Fidelity Asset Manager 20%%	$1,523
Fidelity Asset Manager 50%%	3,865
Fidelity Asset Manager 70%%	3,669
Fidelity Asset Manager 85%%	21,279

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%%	$109,287	$1
Fidelity Asset Manager 30%%	26,514	4
Fidelity Asset Manager 40%%	38,064	6
Fidelity Asset Manager 50%%	386,435	15
Fidelity Asset Manager 60%%	80,975	–
Fidelity Asset Manager 70%%	268,971	–
Fidelity Asset Manager 85%%	120,638	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%%	$11,387
Fidelity Asset Manager 30%%	2,057
Fidelity Asset Manager 40%%	2,295
Fidelity Asset Manager 50%%	32,895
Fidelity Asset Manager 60%%	5,985
Fidelity Asset Manager 70%%	17,302
Fidelity Asset Manager 85%%	6,530

Class-Level Amount
Fidelity Asset Manager 20%%
Asset Manager 20%%	$503
Fidelity Asset Manager 30%%
Asset Manager 30%%	$26
Fidelity Asset Manager 40%%
Asset Manager 40%%	$37
Fidelity Asset Manager 50%%
Class A	$1,656
Class T	712
Class B	83
Class C	802
Asset Manager 50%%	177,481
Class I	617
Fidelity Asset Manager 60%%
Class A	$1,133
Class T	331
Class B	39
Class C	507
Asset Manager 60%%	24,154
Class I	269
Fidelity Asset Manager 70%%
Class A	$3,140
Class T	1,079
Class B	102
Class C	1,166
Asset Manager 70%%	81,428
Class I	882
Fidelity Asset Manager 85%%
Class A	$1,701
Class T	371
Class B	62
Class C	613
Asset Manager 85%%	29,049
Class I	605

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2015	2014
Fidelity Asset Manager 20%
From net investment income
Class A	$501,145	$457,824
Class T	205,919	174,877
Class B	9,455	9,028
Class C	145,536	96,743
Asset Manager 20%%	77,740,992	70,415,197
Class I	229,164	439,951
Total	$78,832,211	$71,593,620
From net realized gain
Class A	$1,200,191	$933,007
Class T	630,164	441,467
Class B	64,097	59,909
Class C	839,473	547,699
Asset Manager 20%%	151,471,697	105,090,102
Class I	437,001	718,662
Total	$154,642,623	$107,790,846
Fidelity Asset Manager 30%%
From net investment income
Class A	$294,578	$221,593
Class T	119,614	78,864
Class B	4,113	4,802
Class C	121,872	80,716
Asset Manager 30%%	13,687,215	10,862,174
Class I	133,141	126,683
Total	$14,360,533	$11,374,832
From net realized gain
Class A	$561,549	$275,244
Class T	274,626	124,916
Class B	21,937	18,248
Class C	502,117	225,987
Asset Manager 30%%	21,489,587	10,615,906
Class I	240,640	138,169
Total	$23,090,456	$11,398,470
Fidelity Asset Manager 40%%
From net investment income
Class A	$359,813	$269,328
Class T	92,069	82,133
Class B	3,851	6,682
Class C	98,718	82,661
Asset Manager 40%%	13,653,307	10,151,960
Class I	135,199	34,433
Total	$14,342,957	$10,627,197
From net realized gain
Class A	$758,501	$452,005
Class T	244,124	184,205
Class B	33,171	27,043
Class C	470,384	281,252
Asset Manager 40%%	22,793,923	14,138,549
Class I	122,859	36,402
Total	$24,422,962	$15,119,456
Fidelity Asset Manager 50%%
From net investment income
Class A	$896,424	$918,247
Class T	320,881	316,199
Class B	13,923	20,500
Class C	196,715	204,799
Asset Manager 50%%	121,864,493	122,376,822
Class I	470,519	416,666
Total	$123,762,955	$124,253,233
From net realized gain
Class A	$4,639,740	$3,577,054
Class T	2,164,069	1,490,193
Class B	216,191	194,323
Class C	2,528,640	1,732,377
Asset Manager 50%%	511,052,903	379,416,820
Class I	2,101,067	1,258,832
Total	$522,702,610	$387,669,599
Fidelity Asset Manager 60%%
From net investment income
Class A	$562,334	$356,588
Class T	119,094	80,854
Class B	2,508	–
Class C	106,137	69,650
Asset Manager 60%%	16,510,467	10,035,862
Class I	174,917	83,544
Total	$17,475,457	$10,626,498
From net realized gain
Class A	$2,600,794	$1,985,006
Class T	734,414	623,199
Class B	77,323	76,551
Class C	1,338,769	918,282
Asset Manager 60%%	59,118,120	40,223,730
Class I	647,193	370,405
Total	$64,516,613	$44,197,173
Fidelity Asset Manager 70%%
From net investment income
Class A	$1,479,841	$1,033,151
Class T	367,575	244,099
Class C	171,602	91,021
Asset Manager 70%%	49,763,392	37,644,867
Class I	526,159	385,345
Total	$52,308,569	$39,398,483
From net realized gain
Class A	$10,888,363	$474,865
Class T	3,662,050	164,213
Class B	280,534	8,517
Class C	4,234,614	182,043
Asset Manager 70%%	283,051,294	12,380,976
Class I	3,091,422	131,408
Total	$305,208,277	$13,342,022
Fidelity Asset Manager 85%%
From net investment income
Class A	$638,758	$513,103
Class T	138,492	68,362
Class B	528	–
Class C	109,437	15,442
Asset Manager 85%%	16,718,884	11,337,929
Class I	555,363	137,662
Total	$18,161,462	$12,072,498
From net realized gain
Class A	$5,458,131	$1,903,881
Class T	1,508,615	366,040
Class B	188,215	71,038
Class C	2,602,764	593,821
Asset Manager 85%%	106,034,873	29,066,321
Class I	3,430,748	359,450
Total	$119,223,346	$32,360,551

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended September 30,	2015	2014	2015	2014
Fidelity Asset Manager 20%
Class A
Shares sold	746,097	783,612	$9,956,350	$10,575,925
Reinvestment of distributions	124,579	102,139	1,642,519	1,355,011
Shares redeemed	(723,345)	(1,265,498)	(9,655,193)	(17,064,545)
Net increase (decrease)	147,331	(379,747)	$1,943,676	$(5,133,609)
Class T
Shares sold	258,937	355,085	$3,439,733	$4,797,729
Reinvestment of distributions	56,730	40,508	746,401	536,101
Shares redeemed	(383,129)	(323,786)	(5,111,207)	(4,370,396)
Net increase (decrease)	(67,462)	71,807	$(925,073)	$963,434
Class B
Shares sold	9,712	4,405	$131,288	$59,143
Reinvestment of distributions	5,332	4,556	69,994	60,028
Shares redeemed	(52,936)	(58,449)	(704,138)	(785,911)
Net increase (decrease)	(37,892)	(49,488)	$(502,856)	$(666,740)
Class C
Shares sold	665,471	540,793	$8,823,506	$7,269,919
Reinvestment of distributions	69,057	43,385	904,582	571,036
Shares redeemed	(461,220)	(504,325)	(6,103,241)	(6,769,069)
Net increase (decrease)	273,308	79,853	$3,624,847	$1,071,886
Asset Manager 20%%
Shares sold	65,610,662	76,021,177	$877,776,600	$1,029,161,925
Reinvestment of distributions	16,814,774	12,771,889	222,136,126	169,960,357
Shares redeemed	(83,278,711)	(76,287,745)	(1,112,228,717)	(1,032,059,057)
Net increase (decrease)	(853,275)	12,505,321	$(12,315,991)	$167,063,225
Class I
Shares sold	484,278	615,962	$6,457,610	$8,327,250
Reinvestment of distributions	42,280	80,191	558,198	1,065,593
Shares redeemed	(307,045)	(2,100,063)	(4,109,960)	(28,593,681)
Net increase (decrease)	219,513	(1,403,910)	$2,905,848	$(19,200,838)
Fidelity Asset Manager 30%%
Class A
Shares sold	853,322	923,824	$9,065,272	$9,839,885
Reinvestment of distributions	80,715	45,595	844,570	476,412
Shares redeemed	(893,789)	(356,138)	(9,529,338)	(3,791,452)
Net increase (decrease)	40,248	613,281	$380,504	$6,524,845
Class T
Shares sold	385,571	447,269	$4,073,097	$4,763,848
Reinvestment of distributions	36,882	18,376	385,610	191,659
Shares redeemed	(261,013)	(215,363)	(2,776,818)	(2,281,453)
Net increase (decrease)	161,440	250,282	$1,681,889	$2,674,054
Class B
Shares sold	1,788	4,974	$19,117	$52,753
Reinvestment of distributions	2,278	2,037	23,743	21,116
Shares redeemed	(32,079)	(28,867)	(339,935)	(305,657)
Net increase (decrease)	(28,013)	(21,856)	$(297,075)	$(231,788)
Class C
Shares sold	630,104	753,278	$6,639,825	$7,967,516
Reinvestment of distributions	58,821	28,866	611,625	298,964
Shares redeemed	(347,269)	(344,924)	(3,661,220)	(3,654,971)
Net increase (decrease)	341,656	437,220	$3,590,230	$4,611,509
Asset Manager 30%%
Shares sold	23,785,715	30,473,306	$252,662,602	$323,377,131
Reinvestment of distributions	3,282,171	2,007,679	34,365,864	21,016,847
Shares redeemed	(17,404,776)	(15,412,216)	(184,472,239)	(163,792,350)
Net increase (decrease)	9,663,110	17,068,769	$102,556,227	$180,601,628
Class I
Shares sold	335,946	681,438	$3,528,015	$7,209,060
Reinvestment of distributions	34,537	23,147	361,452	242,082
Shares redeemed	(316,121)	(346,980)	(3,344,953)	(3,705,898)
Net increase (decrease)	54,362	357,605	$544,514	$3,745,244
Fidelity Asset Manager 40%%
Class A
Shares sold	1,116,769	1,263,650	$12,149,561	$13,761,962
Reinvestment of distributions	103,020	67,100	1,101,245	710,726
Shares redeemed	(559,060)	(516,001)	(6,082,756)	(5,611,221)
Net increase (decrease)	660,729	814,749	$7,168,050	$8,861,467
Class T
Shares sold	234,916	312,137	$2,551,039	$3,392,690
Reinvestment of distributions	27,375	21,273	292,035	224,606
Shares redeemed	(122,917)	(229,860)	(1,340,250)	(2,504,206)
Net increase (decrease)	139,374	103,550	$1,502,824	$1,113,090
Class B
Shares sold	11,716	39,096	$126,419	$420,433
Reinvestment of distributions	3,470	3,033	36,989	32,013
Shares redeemed	(65,134)	(6,357)	(715,694)	(68,439)
Net increase (decrease)	(49,948)	35,772	$(552,286)	$384,007
Class C
Shares sold	683,962	727,515	$7,420,049	$7,865,569
Reinvestment of distributions	50,956	33,167	541,553	349,051
Shares redeemed	(292,603)	(188,102)	(3,165,742)	(2,035,598)
Net increase (decrease)	442,315	572,580	$4,795,860	$6,179,022
Asset Manager 40%%
Shares sold	34,882,809	34,608,489	$379,867,945	$375,595,169
Reinvestment of distributions	3,354,318	2,254,356	35,864,255	23,883,227
Shares redeemed	(20,144,864)	(13,072,865)	(218,505,343)	(142,125,758)
Net increase (decrease)	18,092,263	23,789,980	$197,226,857	$257,352,638
Class I
Shares sold	1,745,203	381,158	$19,036,090	$4,131,264
Reinvestment of distributions	19,385	6,032	207,753	64,241
Shares redeemed	(223,724)	(110,956)	(2,428,106)	(1,215,238)
Net increase (decrease)	1,540,864	276,234	$16,815,737	$2,980,267
Fidelity Asset Manager 50%%
Class A
Shares sold	995,727	1,273,404	$17,214,908	$22,836,027
Reinvestment of distributions	319,912	249,445	5,391,212	4,294,566
Shares redeemed	(1,005,953)	(1,677,065)	(17,414,256)	(30,019,672)
Net increase (decrease)	309,686	(154,216)	$5,191,864	$(2,889,079)
Class T
Shares sold	490,870	421,419	$8,542,221	$7,534,388
Reinvestment of distributions	145,961	103,225	2,455,630	1,775,374
Shares redeemed	(575,251)	(346,351)	(9,990,007)	(6,182,970)
Net increase (decrease)	61,580	178,293	$1,007,844	$3,126,792
Class B
Shares sold	8,290	18,361	$142,493	$327,611
Reinvestment of distributions	11,444	10,446	192,095	179,002
Shares redeemed	(70,896)	(48,283)	(1,227,688)	(861,906)
Net increase (decrease)	(51,162)	(19,476)	$(893,100)	$(355,293)
Class C
Shares sold	775,317	690,698	$13,336,211	$12,278,516
Reinvestment of distributions	147,470	97,203	2,466,082	1,661,721
Shares redeemed	(496,465)	(383,168)	(8,585,737)	(6,824,826)
Net increase (decrease)	426,322	404,733	$7,216,556	$7,115,411
Asset Manager 50%%
Shares sold	47,441,827	57,933,970	$826,782,885	$1,036,371,244
Reinvestment of distributions	36,356,893	28,194,410	614,842,843	487,561,137
Shares redeemed	(66,529,083)	(59,456,854)	(1,158,852,052)	(1,065,196,235)
Net increase (decrease)	17,269,637	26,671,526	$282,773,676	$458,736,146
Class I
Shares sold	692,682	935,462	$11,771,865	$16,958,566
Reinvestment of distributions	148,759	90,630	2,511,698	1,566,572
Shares redeemed	(660,383)	(366,630)	(11,497,625)	(6,589,229)
Net increase (decrease)	181,058	659,462	$2,785,938	$11,935,909
Fidelity Asset Manager 60%%
Class A
Shares sold	1,262,838	1,668,732	$14,280,308	$18,898,865
Reinvestment of distributions	286,389	211,037	3,113,048	2,281,312
Shares redeemed	(1,097,074)	(1,003,510)	(12,316,709)	(11,382,583)
Net increase (decrease)	452,153	876,259	$5,076,647	$9,797,594
Class T
Shares sold	404,420	290,330	$4,562,966	$3,301,821
Reinvestment of distributions	76,931	63,652	833,160	686,165
Shares redeemed	(231,017)	(293,961)	(2,593,790)	(3,332,709)
Net increase (decrease)	250,334	60,021	$2,802,336	$655,277
Class B
Shares sold	2,635	16,130	$29,605	$181,770
Reinvestment of distributions	6,746	6,303	73,534	68,266
Shares redeemed	(38,517)	(35,095)	(435,624)	(398,584)
Net increase (decrease)	(29,136)	(12,662)	$(332,485)	$(148,548)
Class C
Shares sold	835,749	898,639	$9,342,652	$10,097,475
Reinvestment of distributions	131,144	87,114	1,409,801	932,996
Shares redeemed	(352,870)	(373,556)	(3,913,793)	(4,187,695)
Net increase (decrease)	614,023	612,197	$6,838,660	$6,842,776
Asset Manager 60%%
Shares sold	32,106,770	37,561,490	$364,754,466	$427,371,130
Reinvestment of distributions	6,877,984	4,594,576	74,901,251	49,805,206
Shares redeemed	(21,774,879)	(15,471,323)	(246,451,907)	(176,932,453)
Net increase (decrease)	17,209,875	26,684,743	$193,203,810	$300,243,883
Class I
Shares sold	478,598	616,312	$5,335,988	$7,026,647
Reinvestment of distributions	68,910	39,401	751,123	427,103
Shares redeemed	(305,046)	(198,301)	(3,483,879)	(2,277,581)
Net increase (decrease)	242,462	457,412	$2,603,232	$5,176,169
Fidelity Asset Manager 70%%
Class A
Shares sold	1,332,746	1,318,189	$27,135,293	$27,521,256
Reinvestment of distributions	612,690	71,653	11,873,923	1,420,170
Shares redeemed	(1,534,000)	(1,167,187)	(31,230,002)	(24,250,163)
Net increase (decrease)	411,436	222,655	$7,779,214	$4,691,263
Class T
Shares sold	401,372	412,779	$8,181,756	$8,619,406
Reinvestment of distributions	197,690	19,544	3,837,168	387,747
Shares redeemed	(443,958)	(375,976)	(9,069,742)	(7,801,668)
Net increase (decrease)	155,104	56,347	$2,949,182	$1,205,485
Class B
Shares sold	4,258	6,369	$89,578	$129,376
Reinvestment of distributions	13,435	386	263,858	7,726
Shares redeemed	(87,448)	(100,644)	(1,793,956)	(2,101,481)
Net increase (decrease)	(69,755)	(93,889)	$(1,440,520)	$(1,964,379)
Class C
Shares sold	536,592	598,362	$10,869,717	$12,381,428
Reinvestment of distributions	211,320	12,613	4,089,035	249,612
Shares redeemed	(533,287)	(384,445)	(10,812,202)	(7,965,324)
Net increase (decrease)	214,625	226,530	$4,146,550	$4,665,716
Asset Manager 70%%
Shares sold	30,387,652	29,980,573	$619,467,666	$622,793,936
Reinvestment of distributions	16,897,410	2,479,485	327,640,788	49,168,187
Shares redeemed	(24,123,037)	(22,888,887)	(490,668,534)	(476,948,875)
Net increase (decrease)	23,162,025	9,571,171	$456,439,920	$195,013,248
Class I
Shares sold	714,757	742,363	$14,467,398	$15,414,559
Reinvestment of distributions	181,334	25,659	3,519,697	509,076
Shares redeemed	(546,838)	(489,636)	(11,076,556)	(10,367,886)
Net increase (decrease)	349,253	278,386	$6,910,539	$5,555,749
Fidelity Asset Manager 85%%
Class A
Shares sold	942,082	1,180,141	$15,917,741	$20,417,561
Reinvestment of distributions	377,235	145,475	6,024,439	2,374,156
Shares redeemed	(818,764)	(2,600,568)	(13,824,831)	(44,961,802)
Net increase (decrease)	500,553	(1,274,952)	$8,117,349	$(22,170,085)
Class T
Shares sold	476,876	304,656	$7,982,251	$5,241,079
Reinvestment of distributions	102,375	26,314	1,628,792	428,386
Shares redeemed	(347,482)	(156,965)	(5,749,178)	(2,723,840)
Net increase (decrease)	231,769	174,005	$3,861,865	$2,945,625
Class B
Shares sold	2,884	2,425	$48,001	$41,228
Reinvestment of distributions	11,206	4,022	179,408	65,673
Shares redeemed	(54,470)	(54,590)	(920,906)	(941,233)
Net increase (decrease)	(40,380)	(48,143)	$(693,497)	$(834,332)
Class C
Shares sold	666,847	612,975	$11,024,242	$10,478,018
Reinvestment of distributions	169,095	36,961	2,668,325	597,292
Shares redeemed	(320,657)	(228,986)	(5,302,536)	(3,902,773)
Net increase (decrease)	515,285	420,950	$8,390,031	$7,172,537
Asset Manager 85%%
Shares sold	21,052,151	24,950,987	$358,458,962	$432,242,884
Reinvestment of distributions	7,541,136	2,430,935	121,186,062	39,915,946
Shares redeemed	(22,383,027)	(13,449,549)	(379,093,460)	(234,002,868)
Net increase (decrease)	6,210,260	13,932,373	$100,551,564	$238,155,962
Class I
Shares sold	1,017,644	1,805,275	$16,957,219	$31,863,541
Reinvestment of distributions	225,394	29,297	3,610,804	479,884
Shares redeemed	(1,101,788)	(274,438)	(18,463,501)	(4,800,120)
Net increase (decrease)	141,250	1,560,134	$2,104,522	$27,543,305

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares held
Fidelity Asset Manager 60%%	29%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85%:

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% (the Funds), each a fund of the Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodians and brokers. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Asset Manager® 20%, Fidelity Asset Manager® 30%, Fidelity Asset Manager® 40%, Fidelity Asset Manager® 50%, Fidelity Asset Manager® 60%, Fidelity Asset Manager® 70% and Fidelity Asset Manager® 85% as of September 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 20, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 237 funds. Ms. Acton and Mr. Engler each oversees 221 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as Chief Legal Officer, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); and Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 to September 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period-C April 1, 2015 to September 30, 2015
Fidelity Asset Manager 20%
Class A	.84%
Actual		$1,000.00	$971.10	$4.15
Hypothetical-D		$1,000.00	$1,020.86	$4.26
Class T	1.10%
Actual		$1,000.00	$969.00	$5.43
Hypothetical-D		$1,000.00	$1,019.55	$5.57
Class B	1.58%
Actual		$1,000.00	$967.20	$7.79
Hypothetical-D		$1,000.00	$1,017.15	$7.99
Class C	1.60%
Actual		$1,000.00	$966.40	$7.89
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Asset Manager 20%	.53%
Actual		$1,000.00	$971.80	$2.62
Hypothetical-D		$1,000.00	$1,022.41	$2.69
Class I	.58%
Actual		$1,000.00	$971.60	$2.87
Hypothetical-D		$1,000.00	$1,022.16	$2.94
Fidelity Asset Manager 30%
Class A	.86%
Actual		$1,000.00	$960.60	$4.23
Hypothetical-D		$1,000.00	$1,020.76	$4.36
Class T	1.13%
Actual		$1,000.00	$959.40	$5.55
Hypothetical-D		$1,000.00	$1,019.40	$5.72
Class B	1.63%
Actual		$1,000.00	$956.90	$8.00
Hypothetical-D		$1,000.00	$1,016.90	$8.24
Class C	1.62%
Actual		$1,000.00	$956.90	$7.95
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 30%	.55%
Actual		$1,000.00	$963.10	$2.71
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$962.70	$3.05
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 40%
Class A	.85%
Actual		$1,000.00	$953.00	$4.16
Hypothetical-D		$1,000.00	$1,020.81	$4.31
Class T	1.11%
Actual		$1,000.00	$951.70	$5.43
Hypothetical-D		$1,000.00	$1,019.50	$5.62
Class B	1.60%
Actual		$1,000.00	$949.30	$7.82
Hypothetical-D		$1,000.00	$1,017.05	$8.09
Class C	1.62%
Actual		$1,000.00	$949.30	$7.92
Hypothetical-D		$1,000.00	$1,016.95	$8.19
Asset Manager 40%	.55%
Actual		$1,000.00	$954.40	$2.69
Hypothetical-D		$1,000.00	$1,022.31	$2.79
Class I	.62%
Actual		$1,000.00	$953.60	$3.04
Hypothetical-D		$1,000.00	$1,021.96	$3.14
Fidelity Asset Manager 50%
Class A	.96%
Actual		$1,000.00	$943.40	$4.68
Hypothetical-D		$1,000.00	$1,020.26	$4.86
Class T	1.22%
Actual		$1,000.00	$942.10	$5.94
Hypothetical-D		$1,000.00	$1,018.95	$6.17
Class B	1.70%
Actual		$1,000.00	$939.60	$8.27
Hypothetical-D		$1,000.00	$1,016.55	$8.59
Class C	1.72%
Actual		$1,000.00	$939.60	$8.36
Hypothetical-D		$1,000.00	$1,016.44	$8.69
Asset Manager 50%	.65%
Actual		$1,000.00	$945.10	$3.17
Hypothetical-D		$1,000.00	$1,021.81	$3.29
Class I	.70%
Actual		$1,000.00	$944.20	$3.41
Hypothetical-D		$1,000.00	$1,021.56	$3.55
Fidelity Asset Manager 60%
Class A	1.03%
Actual		$1,000.00	$933.90	$4.99
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.29%
Actual		$1,000.00	$933.60	$6.25
Hypothetical-D		$1,000.00	$1,018.60	$6.53
Class B	1.79%
Actual		$1,000.00	$930.50	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Class C	1.79%
Actual		$1,000.00	$930.40	$8.66
Hypothetical-D		$1,000.00	$1,016.09	$9.05
Asset Manager 60%	.72%
Actual		$1,000.00	$936.70	$3.50
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.76%
Actual		$1,000.00	$935.90	$3.69
Hypothetical-D		$1,000.00	$1,021.26	$3.85
Fidelity Asset Manager 70%
Class A	1.03%
Actual		$1,000.00	$926.30	$4.97
Hypothetical-D		$1,000.00	$1,019.90	$5.22
Class T	1.28%
Actual		$1,000.00	$925.30	$6.18
Hypothetical-D		$1,000.00	$1,018.65	$6.48
Class B	1.86%
Actual		$1,000.00	$922.20	$8.96
Hypothetical-D		$1,000.00	$1,015.74	$9.40
Class C	1.78%
Actual		$1,000.00	$923.00	$8.58
Hypothetical-D		$1,000.00	$1,016.14	$9.00
Asset Manager 70%	.72%
Actual		$1,000.00	$927.80	$3.48
Hypothetical-D		$1,000.00	$1,021.46	$3.65
Class I	.75%
Actual		$1,000.00	$927.40	$3.62
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Fidelity Asset Manager 85%
Class A	1.05%
Actual		$1,000.00	$913.50	$5.04
Hypothetical-D		$1,000.00	$1,019.80	$5.32
Class T	1.33%
Actual		$1,000.00	$912.40	$6.38
Hypothetical-D		$1,000.00	$1,018.40	$6.73
Class B	1.83%
Actual		$1,000.00	$910.50	$8.76
Hypothetical-D		$1,000.00	$1,015.89	$9.25
Class C	1.81%
Actual		$1,000.00	$909.90	$8.67
Hypothetical-D		$1,000.00	$1,015.99	$9.15
Asset Manager 85%	.75%
Actual		$1,000.00	$915.30	$3.60
Hypothetical-D		$1,000.00	$1,021.31	$3.80
Class I	.76%
Actual		$1,000.00	$915.60	$3.65
Hypothetical-D		$1,000.00	$1,021.26	$3.85

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .22%.

 C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 D 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Asset Manager 20%	$83,026,630
Asset Manager 30%	$12,394,158
Asset Manager 40%	$9,161,089
Asset Manager 50%	$269,837,029
Asset Manager 60%	$28,415,143
Asset Manager 70%	$147,381,501
Asset Manager 85%	$50,313,713

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Asset Manager 20%	5.57%
Asset Manager 30%	5.22%
Asset Manager 40%	4.59%
Asset Manager 50%	3.99%
Asset Manager 60%	3.34%
Asset Manager 70%	2.38%
Asset Manager 85%	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2015 to September 30, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Asset Manager 20%	$55,041,131
Asset Manager 30%	$10,373,215
Asset Manager 40%	$8,378,281
Asset Manager 50%	$69,451,963

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends–received deduction for corporate shareholders:

Asset Manager 20%	Class I
December 2014	3%
February 2015	12%
March 2015	12%
April 2015	11%
May 2015	11%
June 2015	12%
July 2015	11%
August 2015	12%
September 2015	12%

Asset Manager 30%	Class I
December 2014	6%
February 2015	17%
March 2015	15%
April 2015	17%
May 2015	16%
June 2015	16%
July 2015	17%
August 2015	17%
September 2015	17%

Asset Manager 40%	Class I
December 2014	7%
April 2015	28%
July 2015	28%

Asset Manager 50%	Class I
December 2014	4%
April 2015	36%
July 2015	36%

Asset Manager 60%	Class I
December 2014	17%

Asset Manager 70%	Class I
December 2014	21%

Asset Manager 85%	Class I
December 2014	20%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Asset Manager 20%	Class I
December 2014	6%
February 2015	21%
March 2015	21%
April 2015	20%
May 2015	20%
June 2015	21%
July 2015	20%
August 2015	21%
September 2015	21%

Asset Manager 30%	Class I
December 2014	9%
February 2015	32%
March 2015	30%
April 2015	33%
May 2015	30%
June 2015	32%
July 2015	32%
August 2015	32%
September 2015	32%

Asset Manager 40%	Class I
December 2014	11%
April 2015	56%
July 2015	55%

Asset Manager 50%	Class I
December 2014	7%
April 2015	69%
July 2015	68%

Asset Manager 60%	Class I
December 2014	35%

Asset Manager 70%	Class I
December 2014	44%

Asset Manager 85%	Class I
December 2014	40%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Fidelity Asset Manager 20% and Fidelity Asset Manager 50% ranked below its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked below its competitive median for 2014 and the total expense ratio of Class T of each of Fidelity Asset Manager 30%, Fidelity Asset Manager 60%, and Fidelity Asset Manager 85% ranked above its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class of Fidelity Asset Manager 40% ranked below its competitive median for 2014 and the total expense ratio of Class T ranked equal to its competitive median for 2014.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Asset Manager 70% ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T of certain funds was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

AARI-ANN-1115
1.878283.107

Item 2.

Code of Ethics

As of the end of the period, September 30, 2015, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% for services rendered to (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$5,100	$1,100
Fidelity Asset Manager 30%	$23,000	$-	$5,100	$700
Fidelity Asset Manager 40%	$23,000	$-	$5,100	$700
Fidelity Asset Manager 50%	$23,000	$-	$5,100	$1,400
Fidelity Asset Manager 60%	$23,000	$-	$5,100	$800
Fidelity Asset Manager 70%	$23,000	$-	$5,100	$1,000
Fidelity Asset Manager 85%	$23,000	$-	$5,100	$800

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 30%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 40%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 50%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 60%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 70%	$23,000	$-	$4,700	$600
Fidelity Asset Manager 85%	$23,000	$-	$4,700	$600

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Series Broad Market Opportunities Fund (the “Fund”):

Services Billed by PwC

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$26,000	$-	$4,600	$1,100

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Broad Market Opportunities Fund	$25,000	$-	$4,700	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2015A	September 30, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$745,000

A Amounts may reflect rounding.

Services Billed by PwC

	September 30, 2015A	September 30, 2014A
Audit-Related Fees	$4,485,000	$3,430,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2015 A	September 30, 2014 A
PwC	$5,815,000	$4,645,000
Deloitte Entities	$345,000	$1,995,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 25, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2015